As Filed with the Securities and Exchange Commission on April 30, 2019
Registration Nos. 333 ‑ 25663
811 ‑ 08187

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 27

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28
AMERICAN FIDELITY SEPARATE ACCOUNT B
(Exact Name of Registrant)
AMERICAN FIDELITY ASSURANCE COMPANY
(Name of Depositor)

9000 CAMERON PARKWAY, OKLAHOMA CITY, OKLAHOMA	73114
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, Including Area Code	405.523.2000

Christopher T. Kenney	Jennifer Wheeler
Senior Vice President and	Vice President and Senior Counsel
General Counsel	American Fidelity Assurance Company
American Fidelity Assurance Company	9000 Cameron Parkway
9000 Cameron Parkway	Oklahoma City, Oklahoma 73114
Oklahoma City, Oklahoma 73114
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	As soon as practicable after effectiveness of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ x ] on May 1, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on May 1 pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
[ ] This post‑effective amendment designates a new effective date for a previously filed post‑effective amendment.

Title of Securities Being Registered: Individual variable annuity contracts

AF Advantage® Variable Annuity
                                                                                                                                                     from

                                           May 1, 2019

NOTICE OF AND INFORMATION ABOUT
AN UPCOMING FUND SUBSTITUTION
Effective on June 14, 2019 (the “Substitution Date”), American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account B (the “Separate Account”) will (1) replace shares of the BlackRock Advantage U.S. Total Market V.I. Fund (f/k/a the “BlackRock Value Opportunities Fund”) (the “BlackRock Total Market Fund”) with shares of a replacement fund, Dreyfus VIF Opportunistic Small Cap Portfolio (the “Dreyfus Small Cap Fund”)1, and (2) replace shares of BlackRock Basic Value V.I. Fund (the “BlackRock Basic Value Fund”) with shares of a replacement fund, American Funds IS Blue Chip Income and Growth Fund (the “American Funds Blue Chip Fund”).  BlackRock Total Market Fund, together with the BlackRock Basic Value Fund, are referred to as the “BlackRock Funds”, and the American Funds Blue Chip Fund, together with the Dreyfus Small Cap Fund, are referred to as the “Replacement Funds”.  As a result of this “Substitution” of the Replacement Funds for the BlackRock Funds, after the Substitution Date, the Separate Accounts will no longer offer the BlackRock Funds as investment options.  Please note the items below that relate to the Substitution.
• From now until one day before the Substitution Date, you may transfer amounts from the BlackRock Funds to any other Sub-Account or to the Guaranteed Interest Account free of charge, and the transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent trading or disruptive transfers).
• On the Substitution Date, any investment remaining in either of the BlackRock Funds will automatically become an investment in the corresponding Replacement Fund with an equal accumulation value.
• Unless you provide us with alternative allocation instructions, after the Substitution Date, all allocations directed to either of the BlackRock Funds automatically will be allocated to the corresponding Replacement Fund.  You may give us alternative allocation instructions at any time by contacting our Annuity Services Department at 1.800.662.1113, va.help@americanfidelity.com or P.O. Box 25520, Oklahoma City, Oklahoma 73125.
• You will not incur any fees or charges or any tax liability because of the Substitution, and your contract value immediately after the Substitution will equal your contract value immediately before the Substitution.
• The total annual operating expenses of each of the Replacement Funds is less than the total annual operating expenses of the corresponding BlackRock Fund.   The fees and expenses of the Replacement Funds are more fully described in the Replacement Funds’ Summary Prospectuses.  Please read the Summary Prospectuses carefully.
• To the extent that waivers and/or reimbursements would cause a BlackRock Fund’s net annual expense ratio to be less than the net annual expense ratio of the corresponding Replacement Fund, American Fidelity will waive a portion of its fees so that you will not incur any additional fees as a result of the Substitution.
• The investment objectives and policies of the Dreyfus Small Cap Fund (the Replacement Fund for the BlackRock Total Market Fund) are similar to the investment objectives and policies of the BlackRock Value Opportunities Fund before it changed its name and its investment objectives and policies on June 12, 2017, and are more fully described in the Dreyfus Small Cap Fund Summary Prospectus.  Please read the Dreyfus Small Cap Fund Summary Prospectus carefully.
• The investment objectives and policies of the American Funds Blue Chip Fund (the Replacement Fund for the BlackRock Basic Value Fund) are similar to the investment objectives and policies of the BlackRock Basic Value Fund, and are more fully described in the BlackRock Basic Value Fund Summary Prospectus.  Please read the BlackRock Basic Value Fund Summary Prospectus carefully.
• After the Substitution Date, the BlackRock Funds will no longer be available through your Separate Account variable annuity policy (the “Policy”), and there will be no further disclosure about the BlackRock Funds in any future supplements to the Prospectus.
• Each of the Replacement Funds currently is available as an investment option through your Policy, and you may allocate some or all of your future contributions and/or contract value to either or both of the Replacement Funds.

1 On or about June 3, 2019 the Dreyfus Small Cap Fund will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio”.

IMPORTANT INFORMATION ABOUT THE FUNDS
AVAILABLE THROUGH YOUR VARIABLE ANNUITY POLICY
As of the Substitution Date, references in the Prospectus to the BlackRock Total Market Fund are deleted and replaced with references to the Dreyfus Small Cap Fund; and references to the BlackRock Basic Value Fund are deleted and replaced with references to the American Funds Blue Chip Fund.
ADDITIONAL INFORMATION
More information about the Dreyfus Small Cap Fund and the American Funds Blue Chip Fund can be found in each fund’s Summary Prospectus.  You also may obtain a full prospectus, statement of additional information and other information about the Dreyfus Small Cap Fund and the American Funds Blue Chip Fund free of charge by contacting our Annuity Services Department at 1.800.662.1113, va.help@americanfidelity.com or P.O. Box 25520, Oklahoma City, Oklahoma 73125.

AF Advantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
PROSPECTUS
May 1, 2019

American Fidelity Separate Account B (“Separate Account B”) is offering individual variable annuity contracts.  This prospectus describes all of the material features of the individual contracts available under the AF Advantage® Variable Annuity policy.

AF Advantage® Variable Annuity is a fixed and variable deferred annuity policy.  You have 13 investment options in the annuity – the Guaranteed Interest Account, a fixed investment option, and 12 variable investment options, each of which corresponds with one of the following eligible portfolios:
American Funds Insurance Series ®
Blue Chip Income and Growth Fund
International Fund
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund[2]
Advantage U.S. Total Market V.I. Fund[3]
Dreyfus Stock Index Fund, Inc.[4]
Dreyfus Variable Investment Fund[5]
Opportunistic Small Cap Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.[6]
Vanguard® Variable Insurance Fund*
Balanced Portfolio
Capital Growth Portfolio
Mid-Cap Index Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

This prospectus contains important information about the AF Advantage® Variable Annuity and Separate Account B that a prospective investor should know before investing.  Please keep a copy of this prospectus for future reference.  We filed a Statement of Additional Information with the Securities and Exchange Commission (“SEC”) dated May 1, 2019 that provides more information about the policy.  You can get a copy of our Statement of Additional Information at no charge from us or from the SEC.  The SEC maintains a web site (www.sec.gov) that contains our Statement of Additional Information, material incorporated by reference into this prospectus and other material that we file electronically with the SEC.  Our Statement of Additional Information is incorporated by reference into this prospectus.  The table of contents of the Statement of Additional Information is on the last page of this prospectus.  For a free copy of the Statement of Additional Information, contact us at:
Telephone:  1.800.662.1113
U.S. Mail:  P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520
Email:  va.help@americanfidelity.com

2 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in American Funds IS Blue Chip Income and Growth Fund.
3 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in Dreyfus VIF Opportunistic Small Cap Portfolio.
4 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
5 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”
6 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”

i

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for the portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Registrant electronically by contacting us, as set forth above. You may elect to receive all future reports in paper free of charge.  You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting us, as set forth above.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.  This prospectus may only be used to offer the contract where the contract may be lawfully sold.  The contract and certain features described in the contract may only be available in certain states.
Please read this prospectus carefully and keep it for future reference.

* Vanguard is a trademark of The Vanguard Group, Inc.

GLOSSARY OF TERMS
Some of the terms used in this prospectus are technical.  To help you understand these terms, we have defined them below.
Account value:  The value of the policy during the accumulation phase.
Accumulation phase:  The period of time between purchasing a policy and receiving annuity payments.  Until you begin receiving annuity payments, the annuity is in the accumulation phase.
Accumulation unit:  The unit of measurement used to keep track of the value of a participant’s interest in a sub-account during the accumulation phase.
Annuitant:  The person on whose life annuity payments are based.
Annuity:  A series of installment payments either for a fixed period or for the life of the annuitant, or for the joint lifetime of the annuitant and another person.
Annuity date:  The date annuity payments begin.
Annuity options:  The pay-out methods available to select during the annuity phase.
Annuity payments:  Regular income payments received from the policy during the annuity phase.
Annuity phase:  The period of time during which annuity payments are made.
Annuity unit:  The unit of measure used to calculate annuity payments during the annuity phase.
Assumed Investment Rate:  The assumed rate of return used to determine the first annuity payment for a variable annuity option.
Eligible portfolios:  The portfolios that serve as the Separate Account’s underlying investment options.  Each sub-account invests its assets into a corresponding portfolio.  Each portfolio (sometimes called a fund) has its own investment objective.
General account:  Our general account consists of all of our assets other than those assets allocated to the separate accounts.
Guaranteed Interest Account:  The fixed investment option within our general account which earns interest.
Investment options:  The eligible investment options consist of (1) the Guaranteed Interest Account, which is our fixed investment option, and (2) the sub-accounts, which are variable investment options.  We reserve the right to add, remove or combine sub-accounts as eligible investment options.
Policy:  The AF Advantage® Variable Annuity.
Policy owner:  The person or entity entitled to ownership rights under a policy.
Portfolio companies:  The companies offering the portfolios in which the sub-accounts invest.
Purchase payment:  Money invested in the policy by or on behalf of a participant and allocated to a participant’s account.
Separate Account:  The Separate Account is called American Fidelity Separate Account B, which is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.
Sub-account:  An investment option of Separate Account B, which invests its assets in shares of a corresponding eligible portfolio.
We, Us, Our:  American Fidelity Assurance Company, the insurance company offering the contract or policy.
You, Your:  Generally, the policy owner.

TABLE OF CONTENTS
Page
Summary	1
Fee Table	3
Condensed Financial Information	9
Revenue Sharing Arrangements	12
The AF Advantage® Variable Annuity	12
Purchasing an AF Advantage® Variable Annuity Policy	13
Receiving Payments from the Annuity	14
Investment Options	16
Expenses	19
Withdrawals	20
Loans	21
Death Benefit	21
Taxes	22
Other Information	28
Table of Contents of the Statement of Additional Information	30

SUMMARY
In this summary, we discuss some of the important features of your variable annuity policy.  You should read the entire prospectus for more detailed information about your policy and Separate Account B.
In this prospectus, we describe the AF Advantage® Variable Annuity flexible premium variable and fixed deferred annuity policy that we offer.  The annuity policy is a contract between you, as the policy owner, and us, American Fidelity Assurance Company, as the insurance company.  Through the annuity policy, we are able to provide a means for you to invest, on a tax deferred basis, in one or more of the sub-accounts, which are variable investment options, and the Guaranteed Interest Account, a fixed investment option.  Each of the sub-accounts invests in a corresponding eligible portfolio.
The AF Advantage® Variable Annuity is designed for individuals seeking long-term investments, generally for retirement or other long‑term purposes.  You should not invest in the AF Advantage® Variable Annuity if you are looking for a short-term investment or if you cannot afford to lose some or all of your investment.
Like all deferred annuities, the AF Advantage® Variable Annuity has two distinct phases: the accumulation phase and the annuity phase.  During the accumulation phase, you invest money in your annuity, at which point your earnings accumulate on a tax deferred basis and are taxed as income only when you make a withdrawal.  Similarly, during the annuity phase, your earnings are taxed as income only when you receive an annuity payment or otherwise make a withdrawal.  A federal tax penalty may apply if you make withdrawals before you are 59½.  A qualified plan provides tax-deferral; therefore, there should be other reasons for purchasing the policy pursuant to a qualified plan aside from the tax deferral feature.
The annuity phase begins when you start receiving regular payments under the annuity income options from your policy.  Among other factors, the amount of the payments you may receive during the annuity phase will depend on the amount of money you invest in your policy during the accumulation phase and on the investment performance of the variable investment options you have selected.
When you invest in the policy, you may allocate some or all of your investment to one or more of the sub-accounts listed below, each of which is a variable investment option, or the Guaranteed Interest Account, which is a fixed investment option.  We reserve the right to add or remove sub-accounts as investment options:
American Funds Insurance Series® – Blue Chip Income and Growth Fund
American Funds Insurance Series® – International Fund
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund7
BlackRock Variable Series Funds, Inc. – Advantage U.S. Total Market V.I. Fund8
Dreyfus Stock Index Fund, Inc.9
Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio10
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.11
Vanguard® Variable Insurance Fund – Balanced Portfolio
Vanguard® Variable Insurance Fund – Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio

7 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in American Funds IS Blue Chip Income and Growth Fund.
8 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in Dreyfus VIF Opportunistic Small Cap Portfolio.
9 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
10 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”
11 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”

1

At your direction, we will allocate your purchase payments to one or more of the sub-accounts listed above and the Guaranteed Interest Account.  Our fixed investment option, the Guaranteed Interest Account, offers a guaranteed minimum interest rate. Each of the sub-accounts invests in a corresponding portfolio.  The portfolios offer professionally managed investment choices.  You can find a complete description of each of the portfolios in the prospectus for that particular portfolio.  You can make or lose money by investing in the variable investment options, depending on market conditions and the performance of the portfolio(s) that correspond with the sub-account(s) to which you allocate your purchase payments.  Please see the information under “Investment Options”, describing how you can obtain a copy of the portfolios’ prospectuses.
The earnings you accumulate as a result of your investments under the policy are not taxed until you make a withdrawal or receive an annuity payment.  If you withdraw any money before 59½, you may be charged a federal tax penalty on the taxable amounts withdrawn.  In most cases, the penalty is 10% of the taxable amounts withdrawn.  If the policy is issued pursuant to a qualified plan under special tax qualification rules, the entire payment may be taxable.  If the policy is not issued pursuant to a qualified plan, earnings are withdrawn first and are taxed as income.
The minimum partial withdrawal is $250 (there are exceptions for withdrawals allowed under 403(b) and hardship provisions), but a withdrawal must not reduce the value of your policy to less than $100.
If you cancel your policy within 30 calendar days after receiving it, you will get a refund of either the amount you paid for your policy or the value of your policy, whichever is more.  In the event of a refund, we determine the value of your policy on either the day we receive the policy at our home office or the day our agent receives the policy, whichever occurs earlier.
Questions.  If you have any questions about your AF Advantage® Variable Annuity policy or need more information, please contact us at:
American Fidelity Assurance Company
Annuity Services Department
P.O. Box 25520
Oklahoma City, Oklahoma 73125‑0520
Telephone:  800.662.1113
  E‑mail:  va.help@americanfidelity.com

2

FEE TABLE
The following tables describe the fees and expenses you will pay when owning, withdrawing amounts from, or surrendering your policy.  The first table describes the fees and expenses that you will pay at the time you withdraw from your policy or surrender your policy.  State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn in excess of the free withdrawal amount as described elsewhere in this document).

Policy Year	Withdrawal Charge
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9+	0%

Transfer Fee	Maximum $25[12]
Loan Interest Rate	5%[13]

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the portfolio fees and expenses.
Annual Expenses[14]	Current Fee	Maximum Fee
Policy Maintenance Fee	$15	$36

Separate Account Annual Expenses (as a percentage of average account value)	Current Fee	Maximum Fee

Mortality and Expense Risk Charge	1.25%[15]	1.25%
Account Fees and Expenses
Administrative Charge	0.15%	0.25%
Distribution Expense Charge	0.10%	0.25%
Total Separate Account Annual Expenses	1.50%	1.75%

12 There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is the lesser of $25 or 2% of the amount transferred.  (Transfers made through automatic dollar cost averaging and asset rebalancing count toward the free transfers).
13 We charge an annual interest rate of 5%.
14 We currently charge lower fees than the maximum allowed under the policy.  The current fees and maximum fees we may charge are shown in the Annual Expenses table.  We may increase the administrative charge and/or distribution expense charge, but neither will ever be more than 0.25% of the average daily value of your account invested in a portfolio.  We may increase the policy maintenance fee, but it will not be more than $36 per policy per year.
15 This charge will be reduced by 0.29% from June 14, 2019 to June 13, 2020 for participants in the Dreyfus Opportunistic Small Cap Portfolio to reflect American Fidelity Assurance Company’s agreement to waive fees equal to the difference between (1) the Net Annual Operating Expenses of the BlackRock Advantage U.S. Total Market V.I. Fund, and (2) the Total Annual Operating Expenses of the Dreyfus Opportunistic Small Cap Portfolio.  The agreement was made in connection with the replacement of the BlackRock Advantage U.S. Market V.I. Fund with the Dreyfus Opportunistic Small Cap Portfolio on June 14, 2019.

3

   The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically while you own the policy.  Additional details about each portfolio’s fees and expenses are contained in the prospectus for each portfolio.
Total Annual Portfolio Operating Expenses	MINIMUM	MAXIMUM
(expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.13%	.84%
Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)
American Funds Insurance Series® 16
Blue Chip Income and Growth Fund
Management Fee	0.39%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%
International Fund
Management Fee	0.49%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.53%
BlackRock Variable Series Funds, Inc. 17
Basic Value V.I. Fund18
Management Fee	0.60%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Operating Expenses [19]	0.85%
Contractual Waivers [20]	0.12%
Net Annual Operating Expenses[21]	0.73%

16 American Funds Insurance Series: Class 1 Shares
17 BlackRock Variable Series Funds, Inc.: Share Class 1
18 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in American Funds IS Blue Chip Income and Growth Fund.
19 Total Annual Operating Expenses: The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.
20 Contractual Waivers: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2020 except for Government Money Market V.I., iShares Dynamic Allocation V.I., Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I. which are through April 30, 2021. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to   iShares Dynamic Allocation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I. which are through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
21 Net Annual Operating Expenses: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets through April 30, 2020 except for Government Money Market V.I., iShares Dynamic Allocation V.I., Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I. which are through April 30, 2021. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to iShares Dynamic Allocation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I. which are through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

4

Advantage U.S. Total Market V.I. Fund22
Management Fee	0.75%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.00%
Total Annual Operating Expenses[23]	1.02%
Contractual Waivers [24]	0.47%
Net Annual Operating Expenses[25]	0.55%
Dreyfus Stock Index Fund, Inc. 26 27
Management Fee	0.25%
Other Expenses	0.02%
Total Annual Operating Expenses	0.27%
Dreyfus Variable Investment Fund28
Opportunistic Small Cap Portfolio29
Management Fee	0.75%
Other Expenses	0.09%
Total Annual Operating Expenses	0.84%
Net Annual Operating Expenses (June 14, 2019 - June 13, 2020)	0.55%[30]

22 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in Dreyfus Fund VIF Opportunistic Small Cap Portfolio.
23 Total Annual Operating Expenses: The Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses.
24 Contractual Waivers: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2020 except for Government Money Market V.I., iShares Dynamic Allocation V.I., Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to iShares Dynamic Allocation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
25 Net Annual Operating Expenses: As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through April 30, 2020 except for Government Money Market V.I., iShares Dynamic Allocation V.I., Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to iShares Dynamic Allocation V.I. Fund and Government Money Market V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020 except for Managed Volatility V.I., S&P 500 Index V.I., Small Cap Index V.I., International Index V.I., and Total Return V.I which are through April 30, 2021. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
26 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
27 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
28 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
29 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”
30 Reflects reduction equal to the difference between (1) the Net Annual Operating Expenses of the BlackRock Advantage U.S. Total Market V.I. and (2) the Total Annual Operating Expenses of the Dreyfus Opportunistic Small Cap Portfolio (the “Expense Difference”).  The reduction is due to American Fidelity Assurance Company agreeing to waive a portion of its Mortality and Expense Risk Charge equal to the Expense Difference for one year following the replacement of the BlackRock Advantage U.S. Total Market V.I. Fund with the Dreyfus Opportunistic Small Cap Portfolio.

5

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. 31 32
Management Fee	0.60%
Other Expenses	0.14%
Total Annual Operating Expenses	0.74%
Fee Waiver and/or Expenses Reimbursement[33]	0.04%
Net Total Annual Operating Expenses	0.70%

Vanguard® Variable Insurance Fund
Balanced Portfolio
Management Expenses	0.14%
Investment Advisory Fee	0.05%
Market & Distribution Cost	0.01%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.21%

Capital Growth Portfolio
Management Expenses	0.17%
Investment Advisory Fee	0.15%
Market & Distribution Cost	0.02%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.34%

Mid-Cap Index Portfolio
Management Expenses	0.13%
Investment Advisory Fee	0.02%
Market & Distribution Cost	0.01%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.17%
Total Bond Market Index Portfolio
Management Expenses	0.11%
Investment Advisory Fee	0.01%
Market & Distribution Cost	0.02%
Other Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.14%
Total Stock Market Index Portfolio
Management Expenses	N/A
Investment Advisory Fee	N/A
Acquired Fund Fees and Expenses	N/A
Total Annual Portfolio Operating Expenses	0.13%

31 The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Dreyfus Stock Index Fund, Inc. and Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio: Initial Share Class.
32 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”
33 The fund’s investment adviser, The Dreyfus Corporation, has contractually agreed, until May 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the Initial Share Class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) do not exceed .70%. On or after May 1, 2020, The Dreyfus Corporation may terminate this expense limitation agreement at any time.

6

Examples
These examples are intended to assist in comparing the cost of investing in the policy with the cost of investing in other variable annuity contracts. These costs include (1) contract owner transaction expenses (other than transfer fees and loan fees), (2) annual contract fees, (3) separate account annual expenses, and (4) portfolio fees and expenses.
The examples assume an initial investment of $10,000 in the policy for the time periods indicated.  The examples also assume that the investment has a 5% return each year and assume the maximum fees and expenses of the portfolios.  Although the actual costs may be higher or lower, based on these assumptions, the examples show the expenses that would be paid on a $10,000 investment (a) if a policy is surrendered at the end of each time period or (b) if a policy is not surrendered or a policy is annuitized at the end of the applicable time period.

		Time Periods
		1 Year	3 Years	5 Years	10 Years

American Funds Insurance Series®
(IS) Blue Chip Income and Growth	(a)	1,009	1,232	1,517	2,360
	(b)	209	643	1,101	2,360

(IS) International Fund	(a)	1,021	1,266	1,575	2,484
	(b)	221	680	1,163	2,484
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund[34]	(a)	1,041	1,323	1,672	2,687
	(b)	241	740	1,264	2,687

Advantage U.S. Total Market V.I. Fund[35]	(a)	1,023	1,272	1,585	2,504
	(b)	223	686	1,173	2,504

Dreyfus Stock Index Fund, Inc.[36]	(a)	995	1,192	1,448	2,213
	(b)	195	601	1,030	2,213

Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio[37]	(a)	1,052	1,354	1,725	2,797
	(b)	252	773	1,319	2,797

	(a)[38]	1,023	1,272	1,585	2,504
	(b)[39]	223	686	1,173	2,504

34 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in American Funds IS Blue Chip Income and Growth Fund.
35 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in Dreyfus VIF Opportunistic Small Cap Portfolio.
36 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
37 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”
38 Reflects reduction equal to the difference between (1) the Net Annual Operating Expenses of the BlackRock Advantage U.S. Total Market V.I. Fund and (2) the Total Annual Operating Expenses of the Dreyfus Opportunistic Small Cap Portfolio (the “Expense Difference”).  The reduction is due to American Fidelity Assurance Company agreeing to waive a portion of its Mortality and Expense Risk Charge equal to the Expense Difference for one year following the replacement of the BlackRock Advantage U.S. Total Market V.I. Fund with the Dreyfus Opportunistic Small Cap Portfolio.
39 Reflects reduction equal to the difference between (1) the Net Annual Operating Expenses of the BlackRock Advantage U.S. Total Market V.I. Fund and (2) the Total Annual Operating Expenses of the Dreyfus Opportunistic Small Cap Portfolio (the “Expense Difference”).  The reduction is due to American Fidelity Assurance Company agreeing to waive a portion of its Mortality and Expense Risk Charge equal to the Expense Difference for one year following the replacement of the BlackRock Advantage U.S. Total Market V.I. Fund with the Dreyfus Opportunistic Small Cap Portfolio.

7

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.40	(a)	1,038	1,315	1,658	2,657
	(b)	238	731	1,249	2,657

Vanguard® Variable Insurance Fund*
Balanced Portfolio	(a)	989	1,175	1,418	2,149
	(b)	189	582	999	2,149

Capital Growth Portfolio	(a)	1,002	1,212	1,482	2,286
	(b)	202	622	1,066	2,286

Mid-Cap Index Portfolio	(a)	985	1,163	1,398	2,106
	(b)	185	570	978	2,106

Total Bond Market Index Portfolio	(a)	982	1,154	1,383	2,074
	(b)	182	561	963	2,074

Total Stock Market Index Portfolio	(a)	981	1,151	1,378	2,064
	(b)	181	558	957	2,064

We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2018. We did not independently verify the data provided; however, we did prepare the examples.

               The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.  The 5% annual rate of return assumed in the examples is not an estimate or guarantee of future performance.

* Vanguard is a trademark of The Vanguard Group, Inc

40 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”

8

CONDENSED FINANCIAL INFORMATION
During the accumulation phase, we calculate the value of each policy owner’s share of different sub-accounts with a unit of measurement called an accumulation unit.  The table below sets forth the accumulation unit values as of January 1 and December 31 for each year since the later of (1) 2009 (the last 10 fiscal years of Separate Account B’s operations) and (2) the year that the sub-account began operations.  An explanation of how we calculate the value of an accumulation unit is located elsewhere in this document.

	Sub-account Unit Value at January 1	Sub-account Unit Value at December 31	Number of Sub‑account Units at December 31
American Funds Insurance Series®
Blue Chip Income and Growth
2018	$10.000	$ 9.286	26,596
International Fund
2014	$10.000	$ 9.642	106,724
2015	$ 9.642	$ 9.094	393,966
2016	$ 9.094	$ 9.298	735,319
2017	$ 9.298	$12.133	1,044,192
2018	$12.133	$10.405	1,378,638
BlackRock Variable Series Funds, Inc.
Basic Value V.I. Fund[41]
2009	$10.057	$12.992	1,401,329
2010	$12.992	$14.438	1,592,121
2011	$14.438	$13.874	1,731,537
2012	$13.874	$15.588	1,830,087
2013	$15.588	$21.203	1,881,325
2014	$21.203	$22.961	1,949,445
2015	$22.961	$21.273	2,013,494
2016	$21.273	$24.767	2,061,689
2017	$24.767	$26.409	2,090,137
2018	$26.409	$23.974	2,111,841
Advantage U.S. Total Market V.I. Fund[42]
2009	$14.930	$18.875	994,045
2010	$18.875	$23.929	1,072,077
2011	$23.929	$23.001	1,131,365
2012	$23.001	$25.726	1,149,916
2013	$25.726	$36.090	1,163,249
2014	$36.090	$37.409	1,193,572
2015	$37.409	$34.417	1,252,969
2016	$34.417	$41.923	1,295,328
2017	$41.923	$47.103	1,339,253
2018	$47.103	$43.436	1,361,188
Dreyfus Variable Investment Fund
Opportunistic Small Cap Portfolio4[3]
2017	$10.000	$10.726	102,892
2018	$10.726	$ 8.551	124,616

41 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in American Funds IS Blue Chip Income and Growth Fund.
42 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in Dreyfus VIF Opportunistic Small Cap Portfolio.
43 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”

9

Dreyfus Stock Index Fund, Inc.[44]
2009	$ 9.396	$11.694	3,576,886
2010	$11.694	$13.229	3,725,336
2011	$13.229	$13.277	3,848,174
2012	$13.277	$15.138	3,900,250
2013	$15.138	$19.689	3,952,820
2014	$19.689	$21.999	3,975,240
2015	$21.999	$21.912	4,075,773
2016	$21.912	$24.112	4,227,910
2017	$24.112	$28.870	4,369,077
2018	$28.870	$27.122	4,467,343
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.[45]
2009	$ 7.751	$10.213	1,783,385
2010	$10.213	$11.551	1,796,129
2011	$11.551	$11.482	1,779,535
2012	$11.482	$12.666	1,746,664
2013	$12.666	$16.762	1,727,781
2014	$16.762	$18.734	1,688,276
2015	$18.734	$17.866	1,670,779
2016	$17.866	$19.425	1,652,522
2017	$19.425	$22.070	1,648,121
2018	$22.070	$20.785	1,646,325
Vanguard® Variable Insurance Fund
Balanced Portfolio
2009	$ 9.648	$11.681	1,133,690
2010	$11.681	$12.774	1,489,182
2011	$12.774	$13.050	1,815,123
2012	$13.050	$14.470	2,113,556
2013	$14.470	$17.090	2,402,214
2014	$17.090	$18.492	2,761,586
2015	$18.492	$18.234	3,167,734
2016	$18.234	$19.940	3,519,363
2017	$19.940	$22.534	3,776,163
2018	$22.534	$21.442	4,054,349
Capital Growth Portfolio
2010	$10.000	$12.022	43,098
2011	$12.022	$11.732	92,697
2012	$11.732	$13.346	175,198
2013	$13.346	$18.207	310,136
2014	$18.207	$21.241	532,074
2015	$21.241	$21.474	901,588
2016	$21.474	$23.448	1,201,454
2017	$23.448	$29.759	1,495,425
2018	$29.759	$28.971	1,787,978
Mid-Cap Index Portfolio
2014	$10.000	$10.123	146,477
2015	$10.123	$ 9.829	611,087
2016	$ 9.829	$10.759	977,494
2017	$10.759	$12.621	1,393,854
2018	$12.621	$11.273	1,809,647
Total Bond Market Index Portfolio
2009	$11.216	$11.705	312,433
2010	$11.705	$12.280	469,247
2011	$12.280	$13.023	583,280
2012	$13.023	$13.346	692,963
2013	$13.346	$12.846	777,844

44 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
45 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”

10

2014	$12.846	$13.400	884,442
2015	$13.400	$13.245	1,017,533
2016	$13.245	$13.370	1,173,619
2017	$13.370	$13.630	1,320,673
2018	$13.630	$13.409	1,463,326
Total Stock Market Index Portfolio
2014	$10.000	$ 9.944	3,338,668
2015	$ 9.944	$ 9.832	3,614,458
2016	$ 9.832	$10.902	3,880,966
2017	$10.902	$12.991	4,123,528
2018	$12.991	$12.115	4,472,515

11

REVENUE SHARING ARRANGEMENTS
We, or one or more of our affiliates, may receive additional cash payments from one or more of the portfolio companies in exchange for providing certain administrative services.  In consideration for these payments, we agree to perform services such as shareholder servicing, sub-administration and record-keeping, as well as various other administrative services.  These payments do not constitute payment in any manner for investment advisory services and are not otherwise related to investment advisory or distribution services or expenses.  These payments are sometimes referred to as “revenue sharing.”  Our sales people do not receive any additional compensation for selling one sub-account over another, and they do not give any special preference to a fund just because that sub-account has a more favorable revenue sharing arrangement with us.
In connection with your sub-account purchase, we, or one or more of our affiliates, are entitled to receive a percentage of the purchased sub-account’s average daily net assets maintained for our policy holders.  These percentages differ based upon the terms of our agreements with the companies as denoted below.  We have entered into revenue sharing arrangements with the following companies:
Portfolio Company	Revenue Sharing %
BlackRock Advisors, LLC	0.10%[46]
The Dreyfus Corporation[47] (with regard to Dreyfus Variable Investment Fund – Opportunistic Small Cap Portfolio)[48]	0.10%
The Dreyfus Corporation (with regard to The Dreyfus Sustainable U.S. Equity Portfolio, Inc.)[49]	0.15%
THE AF ADVANTAGE® VARIABLE ANNUITY
Owning an AF Advantage® Variable Annuity Policy
As the owner of an AF Advantage® Variable Annuity policy, you have all the rights under the policy; however, you can name a new policy owner.  A change of owner will revoke any prior designation of owner.  Ownership changes must be sent to our home office on a form we accept.  The change will go into effect at the time the form is signed, subject to any payments we make or other actions we take before we record it.  We will not be liable for any payment made or action taken before we record a change in ownership.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  A change of ownership may be a taxable event.  If your policy is issued pursuant to a qualified plan, your ability to change ownership may be limited.
Spouses may own a non-qualified policy jointly.  Upon the death of either joint owner, the surviving spouse will be the primary beneficiary.  If a non-spouse is designated as the beneficiary of a jointly owned policy, the designation will be treated as creating a contingent beneficiary unless otherwise indicated in a form we accept.
Naming a Beneficiary
The beneficiary is the person or entity that you name to receive the benefit of your policy upon the death of the annuitant.  If the beneficiary and the annuitant die at the same time, we will assume that the beneficiary died first for purposes of paying any death benefits.
The beneficiary is named at the time the policy is issued, but you can change the beneficiary of your policy at any time during the annuitant’s life unless you name the beneficiary as an irrevocable beneficiary.  The interest of an irrevocable beneficiary cannot be changed without his or her written consent.  To change your beneficiary, you must send a request to our home office on a form we accept.  The change will go into effect when signed, subject to any payments we make or action we take before we record the change.  A change cancels all prior beneficiaries, except any irrevocable beneficiaries.  The interest of the beneficiary will be subject to any assignment of the policy which is binding on us, and any annuity option in effect at the time of the annuitant’s death.

46 Not applicable after June 14, 2019.
47 On or about June 3, 2019, The Dreyfus Corporation will change its name to “BNY Mellon Investment Advisor, Inc.”
48 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”
49 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”

12

Assigning the Policy
During the annuitant’s life, you can assign some or all of your rights under the policy to someone else.  A signed copy of the assignment must be sent to our home office on a form we accept.  The assignment will go into effect when it is signed, subject to any payments we make or other actions we take before we record it, and a change in owner will revoke any prior designation of owner.  We will not be liable for any payment made or action taken before we record an assignment.  The policy owner designated at the time the policy is issued will remain the owner unless changed.  We are not responsible for the validity or effect of any assignment.  If there are irrevocable beneficiaries, you need their written consent before assigning your ownership rights in the policy.  Any assignment made after the death benefit has become payable will be valid only with our consent.  If the policy is assigned, your rights may be exercised only with the consent of the assignee of record.  Please note that an assignment may be a taxable event, and if the policy is issued pursuant to a qualified plan, your ability to assign it may be limited.
Voting Rights
Although we legally own the portfolios’ shares, we believe that we must get instructions from you and the other policy owners about how to vote the shares when a portfolio company solicits proxies in conjunction with a shareholder vote.  When we receive instructions, we will vote all of the shares we own in proportion to the instructions we receive from all policy owners.  This type of voting may allow a small number of policy owners to control the outcome of the vote.  If we determine that we are no longer required to seek the policy owners’ instructions, we will vote the shares in our own right.
PURCHASING AN AF ADVANTAGE® VARIABLE ANNUITY POLICY
Purchase Payments
Once we receive your application in good order, we will issue your policy.  Purchase payment will be allocated among the investment options according to your instructions within two business days.  We will contact you if additional information is required to complete the application process. We reserve the right to reject any application or purchase payment.  At the time you buy the policy, the annuitant cannot be older than 85 years old or the maximum age permitted under state law.
Purchase payments may be made at any time during the accumulation phase.  If an application and initial purchase payment are received the same day, the initial purchase payment will be credited to the policy within two business days.  Purchase payments received by 3:00pm Central Time will be credited to the policy the same business day.  Purchase payments received after 3:00pm Central Time will be credited the following business day. The minimum amount of each purchase payment is $25.  All payment allocations among the investment options must be in whole percentages and, when added together, must total 100%.
Accumulation Units
Each sub-account has its own value.  If you allocate your purchase payments to any of the variable investment options, the value of that portion of your policy will fluctuate depending upon the investment performance of the portfolio(s) corresponding with the sub-account(s) to which you allocated your purchase payments.  (The same thing is not true if you invest solely in the Guaranteed Interest Account.)  The value of your policy will also depend on the expenses of the policy.  In order to keep track of the value of your interest in the sub-accounts during the accumulation period, we use a measurement called an accumulation unit.  We use this value to determine the number of sub-account accumulation units represented by your investment in a sub-account.
We calculate the value of accumulation units after the New York Stock Exchange closes and then credit each account accordingly.  On each day that both the New York Stock Exchange and American Fidelity Assurance Company are open, we determine the value of an accumulation unit for each sub-account by dividing the total value of a sub-account’s net assets by the number of the sub-account’s outstanding accumulation units.  The value of an accumulation unit relating to any sub-account may go up or down from day to day.
When you make a purchase payment, we credit your policy with accumulation units using the accumulation unit value next determined after we receive the purchase payment.  The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account.

13

The following example illustrates how we calculate the number of accumulation units that should be credited to your participant account when you make a purchase payment.
Example
On Thursday, we receive an additional purchase payment of $100 from you.  You allocate this amount to the Dreyfus Stock Index Fund50 sub-account.  When the New York Stock Exchange closes on that Thursday, we determine that a sub-account accumulation unit for the Dreyfus Stock Index Fund is valued at $10.75.  To determine the increased value of your policy, we divide $100 by $10.75 and credit your policy on Thursday night with 9.30 accumulation units for the Dreyfus Stock Index Fund sub-account.
RECEIVING PAYMENTS FROM THE ANNUITY
Annuity Date
Any time after you invest in a policy, you can select an annuity date, which is the month and year in which you will begin receiving regular income payments (the annuity payments) from the policy.  You must notify us of your desired annuity date at least 30 calendar days before you want to begin receiving annuity payments.  You may change the annuity date by written request any time before the original annuity date.  Any change must be requested at least 30 calendar days before the new annuity date.
The duration of your annuity phase will impact the amount of your annuity payments.  Choosing an early annuity date may increase the duration of your annuity phase, which will decrease the amount of your annuity payments.
The earliest date you may request commencement of your annuity payments is 30 calendar days after we issue your annuity policy.  The annuity date may not be later than your 85th birthday (or the annuitant’s 85th birthday, if you are not the annuitant) or the maximum date permitted under state law, whichever is earlier.  The annuity date may not be later than the earliest of the distribution date required by (i) federal law, (ii) the contract owner’s tax-qualified plan, or (iii) if applicable, state law.
Selecting an Annuity Option
The annuity options allow you to choose the form of annuity payments you receive.  In order to receive annuity payments under an annuity option, you must give us notice of the annuity option of your choice at least 30 calendar days before the annuity date.  If no option is selected, we will make annuity payments to you in accordance with Option 2 below.  Prior to the annuity date, you may change the annuity option selected by written request.  Any change must be requested at least 30 calendar days prior to the annuity date.  If an option is based on life expectancy, we will require proof of the payee’s date of birth.
Annuity Payments
Annuity payments are paid in monthly installments unless you elect to receive them quarterly, semi-annually or annually.  Electing to receive payments less frequently will increase the individual payment amount.  However, the amount of the quarterly, semi-annual or annual installments will be actuarially equivalent (mathematically equivalent) to the monthly installment.  Annuity payments can be made under Options 1, 2 or 3 on a variable basis (which means they will be based on the investment performance of the variable investment options) and/or on a fixed basis (which means they will come from the Guaranteed Interest Account).  Payments under Option 4 can only come from the Guaranteed Interest Account (fixed annuity).  Depending on your election, the value of your policy (adjusted for the policy maintenance fee and any taxes) will be applied to provide the annuity payment.
If you choose to have any portion of your annuity payments come from the variable investment options, the dollar amount of each of your monthly payments will depend upon three things:
•	the value of your policy in the variable investment options on the annuity date,
•	the assumed investment rate used in the annuity table for the policy, and
•	the performance of the portfolios that correspond with the sub-accounts you selected.

50 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”

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More than one assumed investment rate is available.  You may select either 1%, 3% or 5%.  If one is not chosen, the assumed investment rate will be 3%.  If the actual performance exceeds your chosen assumed investment rate, your annuity payments will increase.  Similarly, if the actual rate is less than your chosen assumed investment rate, your annuity payments will decrease.  If you choose a higher assumed investment rate, your initial annuity payment will be higher.  Subsequent payments will be only slightly higher when actual performance (less any deductions and expenses) is more than the assumed rate and will decrease more rapidly when actual performance (less any deductions and expenses) is less than the assumed rate.  The amount of the first annuity payment will depend on the annuity option elected and the age of the annuitant at the time the first payment is due.
You can choose one of the following annuity options or any other annuity option acceptable to us.  After annuity payments begin, you cannot change your annuity option.

OPTION 1	Lifetime Only Annuity	We will make monthly payments during the life of the annuitant. If this option is elected, payments will stop when the annuitant dies.
OPTION 2	Lifetime Annuity with Guaranteed Periods
We will make monthly payments for the guaranteed period selected, and thereafter during the life of the annuitant.  When the annuitant dies, any amounts remaining under the guaranteed period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death.  The guaranteed period may be 10 years or 20 years.

OPTION 3	Joint and Survivor Annuity
We will make monthly payments during the joint lifetime of two people, usually husband and wife.  Generally, when an annuity option is based on two lives instead of one, the amount of the monthly annuity income is less during the joint lifetime of the annuitants than it would be otherwise.  Payments will continue during the lifetime of the survivor of those two people and will be computed on the basis of 100%, 66 2/3% or 50% of the annuity payment in effect originally.  If the annuitants choose a reduced payment to the surviving annuitant, fixed annuity payments will be equal to 66 2/3% or 50%, as applicable, of the fixed annuity payment during the period while both annuitants were still living; while variable annuity payments will be determined using 66 2/3% or 50%, as applicable of the number of annuity units credited to the account as of the date of the death of the first annuitant.

OPTION 4	Period Certain
We will make monthly payments for a specified period.  The specified period must be at least five years and cannot be more than 30 years.  This option is available as a fixed annuity only.  When the annuitant dies, any amounts remaining under the specified period selected will be distributed to the beneficiary at least as rapidly as they were being paid as of the date of the annuitant’s death.

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INVESTMENT OPTIONS
When you buy an AF Advantage® Variable Annuity policy, you can allocate the money you invest under the policy to one or more of Separate Account B’s sub-accounts and the Guaranteed Interest Account.  Each of the sub-accounts is a variable investment option and corresponds with one of the portfolios listed below.
NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series® • Blue Chip Income and Growth Fund • International Fund Call 1.800.421.9900 ext. 65413 to request portfolio prospectus	Open‑end, management investment company.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
BlackRock Variable Series Funds, Inc. • Basic Value V.I. Fund[51] • Advantage U.S. Total Market V.I. Fund[52] Call 1.800.441.7762 to request portfolio prospectus	Open‑end, management investment company.	Advisor: BlackRock Advisors, LLC Sub-Advisor: None
Dreyfus Stock Index Fund, Inc.[53] Call 1.800.373.9387 to request portfolio prospectus	Open‑end management investment company	Advisor: The Dreyfus Corporation[54] Index Manager: Mellon Investments Corporation (affiliate of The Dreyfus Corporation)
Dreyfus Variable Investment Fund • Opportunistic Small Cap Portfolio[55] Call 1.800.373.9387 to request portfolio prospectus	Open-end management investment company	Advisor: The Dreyfus Corporation[56] Sub-Advisor: Mellon Investments Corporation (affiliate of The Dreyfus Corporation)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.[57] Call 1.800.373.9387 to request portfolio prospectus	Open-end, management investment company	Advisor: The Dreyfus Corporation[58] Sub-Advisor: Newton Investment Management (North America) Limited (affiliate of The Dreyfus Corporation)
Vanguard® Variable Insurance Fund
• Balanced Portfolio
• Capital Growth Portfolio
• Mid-Cap Index Portfolio
• Total Bond Market Index Portfolio
• Total Stock Market Index Portfolio
 Call 1.800.522.5555 to request portfolio prospectus
Open-end management investment company.
Advisor of Vanguard VIF Balanced Portfolio:  Wellington Management Company, LLP
Advisor of Vanguard VIF Capital Growth Portfolio:  PRIMECAP Management Company
Advisors of Vanguard VIF Mid-Cap Growth Index Portfolio, Vanguard VIF Total Bond Market Index Portfolio and Vanguard VIF Total Stock Market Index Portfolio:  The Vanguard Group, Inc.
None of the available portfolios has a sub-advisor.

51 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in American Funds IS Blue Chip Income and Growth Fund.
52 As of June 14, 2019, this fund will no longer be available as an investment option, and any investment remaining in or allocated to the fund will automatically become an investment in Dreyfus VIF Opportunistic Small Cap Portfolio.
53 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
54 On or about June 3, 2019, The Dreyfus Corporation will change its name to “BNY Mellon Investment Advisor, Inc.”
55 On or about June 3, 2019, the Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio will change its name to “BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio.”
56 On or about June 3, 2019, The Dreyfus Corporation will change its name to “BNY Mellon Investment Advisor, Inc.”
57 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”
58 On or about June 3, 2019, The Dreyfus Corporation will change its name to “BNY Mellon Investment Advisor, Inc.”

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Shares of each of the portfolio companies are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated.  None of the portfolio companies believe that offering its shares in this manner will be disadvantageous to you.  Nevertheless, the board of trustees or the board of directors, as applicable, of each portfolio company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and in order to determine what action, if any, should be taken.  If such a conflict were to occur, one or more of the insurance company separate accounts might withdraw their investments from a portfolio company.  An irreconcilable conflict might result in the withdrawal of a substantial amount of a portfolio’s assets which could adversely affect such portfolio’s net asset value per share.
You should read the prospectuses for the portfolios carefully before investing.  The prospectuses contain detailed information about the investment options.  You may get copies of the prospectuses by calling the telephone numbers set forth in the Investment Options table.  You can also get a copy of the Statement of Additional Information for any of the portfolios by calling the telephone numbers in the Investment Options table, or by contacting us at the address and phone number on the cover of this prospectus.
Interests in the Guaranteed Interest Account are not registered under the Securities Act of 1933 because of certain exemptive and exclusionary provisions.  The Guaranteed Interest Account also is not registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Guaranteed Interest Account nor any interests in it are subject to the provisions of these Acts.  The SEC staff has not necessarily reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.  Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Substitution
At our discretion, we may substitute another eligible investment option for any one of the portfolios available under the AF Advantage® Variable Annuity policy.  If we decide to make a substitution, we will give you notice of our intention.
Transfers
At your direction, we will make transfers between any of the investment options to which you have allocated money.  We reserve the right to limit the number of transfers that may be made.  All of the transfers you make in any one day count as one transfer.  If you transfer funds between investment options, we will not be liable for transfers we make at your direction.  All transfers must be in whole percentages.  We reserve the right, at any time and without prior notice, to end, suspend or change the transfer privilege, in which case we will provide written notice of any such action.
Transfers During the Accumulation Phase.  If you make more than 12 transfers in a policy year, we will charge a transfer fee, which will be deducted from your account.  The fee is $25 per transfer or 2% of the amount transferred, whichever is less.  In order to make a transfer, you must transfer at least $500 from the investment option from which you are making the transfer, unless the full amount of the investment option is valued at less than $500, in which case you must transfer the entire amount.  All transfers must be in whole percentages.
Transfers During the Annuity Phase.  During the annuity phase, you may only make one transfer in each policy year.  You may make transfers among the variable investment options or from any of the variable investment options to the Guaranteed Interest Account option.  There is no transfer fee charged for the one transfer.  You cannot make a transfer from the Guaranteed Interest Account Option to a variable investment option.
Automatic Dollar Cost Averaging
Our automatic dollar cost averaging system allows you to transfer an established amount of money each quarter from one investment option to another.  The minimum amount that may be transferred from an investment option in this way is $500.  Only one investment option can be used as a source of the transfer.  By transferring the same amount on a regular schedule instead of transferring the entire amount at one time, you may be less susceptible to the impact of market fluctuations.  Automatic dollar cost averaging is only available during the accumulation phase.  If you participate in automatic dollar cost averaging, the transfers made under the program are taken into account in determining any transfer fee.

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Asset Rebalancing
After you allocate your money to different investment options, the performance of the different investment options may cause the allocation of your total investment to shift.  At your direction, we will automatically rebalance your policy to return it to your original percentage allocations.  If you request our asset rebalance service, we will make any necessary transfers on the first day after the end of your policy year.  Asset rebalancing is only available during the accumulation phase.  If you participate in the asset rebalancing program, the transfers we make for you are taken into account in determining any transfer fee.
Frequent Purchases and Redemptions
Market timing policies and procedures are designed to address the excessive short-term trading of investment company securities that may be harmful to the remaining policy owners.  Although market timing by policy owners is generally not illegal, we are aware that successful market timers may, in some circumstances, make profits at the expense of passive policy owners who engage in various long-term or passive investment strategies.
We have identified the possibility that policy owners may attempt to use market timing strategies in connection with Separate Account B, which includes variable investment options, as well as a fixed annuity account option.  Market timing can be accomplished by switching back and forth between investment options.  Market timing can make it very difficult for a portfolio company to manage an underlying portfolio’s investments.  Frequent transfers may cause a portfolio company to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.  For these reasons, the policy was not designed for persons who make programmed, large, or frequent transfers.
In light of the risk posed to policy owners and other portfolio investors by market timing, we reserve the right, at any time and without prior notice, to end, suspend or change the ability of policy owners to transfer assets between investment options, as allowed by state law, if we detect suspicious transfer activity.  In furtherance of this general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•	We assess a charge against policy owners who make transfers between investment options more than 12 times per year during the accumulation phase.
•	We only allow one transfer per year during the annuity phase (unless the policy owner has elected a fixed annuity option, in which case no transfers are allowed).
•
We may impose specific restrictions on transactions for certain investment options, including, but not limited to, the ability to suspend or terminate the offering of an investment option, based on the transfer restriction policies of the underlying portfolios.  We may do so to conform to any present or future restriction that is imposed by any portfolio available under this policy.

•	We do not accept telephone transactions.
•	We reserve the right to postpone payment from the Guaranteed Interest Account for a period of up to six months.
•
We have adopted a policy requiring our personnel to maintain a record of all orders received between 2:45 p.m. and 3:00 p.m. Central Time pursuant to individual wire transfer contributions, walk-in withdrawals and interfund transfer requests received by facsimile and electronic transfer through our website.  This record is reviewed monthly and any suspicious patterns are reported and subjected to additional review.

•
If a policy owner attempts to avoid the restrictions on their ability to transfer among investment options by withdrawing funds and reinvesting, the policy owner will be assessed a withdrawal charge of up to 8% at the time of each withdrawal.  While not designed specifically to discourage market timing activities, these expenses have a tendency to discourage them.

    Although we may exercise our discretion on a case-by-case basis, we anticipate applying our policies regarding frequent purchases and redemptions uniformly in all cases, absent exceptional circumstances, including uniform application to trades that occur through omnibus accounts at any intermediaries.  However, because we do retain the right to exercise our discretion on a case by case basis, certain policy owners may be able to successfully use market timing strategies in connection with Separate Account B.

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Although our transfer restrictions are designed to prevent excessive transfers, the restrictions are not capable of preventing every potential occurrence of excessive transfer activity, particularly with regard to electronic transfers.  We continue to believe, however, that our transfer restrictions provide adequate protection to policy owners and other portfolio investors from the risks generally associated with market timing.

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EXPENSES
Charges and expenses that exist in connection with the policy will reduce your investment return.  You should carefully read this section for information about these expenses.
Insurance Charges
We deduct insurance charges each business day.  We include the insurance charge deduction in our calculation of the value of the accumulation and annuity units on a variable basis.  The insurance charges include:
•	mortality and expense risk;
•	administrative charge; and
•	distribution expense.
Mortality and Expense Risk Charge.  The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  This charge also compensates us for all the insurance benefits provided by your policy, including the guarantee of annuity rates, the death benefits, and certain other expenses related to the policy, and for assuming the risk that the current charges will not be sufficient to cover the cost of administering the policy in the future.
Administrative Charge.  The administrative charge is equal, on an annual basis, to 0.15% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your account invested in a sub-account.  This charge, together with the policy maintenance charge described below, is for all the expenses associated with the policy’s administration.  Some examples of these expenses include:  preparing the policy, confirmations, annual reports and statements, maintaining policy records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.
Distribution Expense Charge.  The distribution expense charge is equal, on an annual basis, to 0.10% of the average daily value of the policy invested in a sub-account, after expenses are deducted.  We may increase this charge, but it will never be more than 0.25% of the average daily value of your account invested in a sub-account.  This charge compensates us for the costs associated with distributing the policies.
Withdrawal Charge
Any withdrawals you make may be subject to a withdrawal charge.  The withdrawal charge compensates us for expenses associated with selling the policy.  During the accumulation phase, you can make withdrawals from your policy in the manner described in “Withdrawals.”  During the first policy year, we charge a withdrawal fee for each withdrawal.  After the first policy year, you may withdraw up to 10% of the value of your policy one time during each policy year without incurring a withdrawal charge.  The free withdrawal cannot be carried forward from one policy year to the next.  The withdrawal charge is a percentage of the amount withdrawn in excess of the free withdrawal amount as shown in the Fee Table that appears elsewhere in this prospectus.
We calculate the withdrawal charge at the time of each withdrawal.  The withdrawal charge will never exceed 8% of the total purchase payments.  The charge for partial withdrawals will be deducted from the remaining policy value.  No withdrawal charge will be applied when a death benefit is paid or we make a payment under any annuity option providing at least seven annual payments or 72 monthly payments.
Note: For tax purposes, withdrawals are considered to have come from the last money you put into the policy.  Accordingly, for tax purposes, earnings are considered to come out of your policy first.  There are restrictions on when you can withdraw from a qualified plan known as a Section 403(b) tax-deferred annuity or a 401(k) plan.  For more information, you should read the “Taxes” section of this prospectus, as well as the related discussion in our Statement of Additional Information.
Transfer Charge
There is no charge for the first 12 transfers in a policy year during the accumulation phase and no charge for the one transfer allowed each policy year during the annuity phase; thereafter, the fee is $25 or 2% of the amount transferred, whichever is less.  Systematic transfers occurring as a result of automatic dollar cost averaging or asset rebalancing are taken into account when determining any transfer fees assessed.

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Policy Maintenance Fee and Portfolio Expenses
The policy maintenance fee is $15.  Although we reserve the right to change the policy maintenance fee, the highest fee permitted is $36 per year.  The fee will be deducted pro-rata from the investment options you have chosen.  During the accumulation period, the policy maintenance fee will be deducted each year on your policy anniversary date.  During the annuity phase, we will deduct the fee pro-rata from your annuity payments.  If you make a total withdrawal any time other than on a policy anniversary date, the full policy maintenance fee will be deducted.
There are also deductions from, and expenses paid out of, the assets of the portfolios.  The portfolio expenses are described in the prospectuses for the portfolios.
Taxes
If we have to pay state or other governmental entity (e.g., municipalities) premium taxes or similar taxes relating to your policy, we will deduct the amount of the tax from your policy.  Some of these taxes are due when the policy is issued; others are due when your annuity payments begin.  We pay any premium taxes when they become payable to the states.  Premium taxes generally range from 0% to 3.5%, depending on the state.
We will also deduct from the policy any income taxes which we incur as a result of the policy.  Currently, we are not making any such deductions.
WITHDRAWALS
You may withdraw cash from your account by redeeming all or part of the accumulation units in your account at any time during the accumulation phase, before we begin making annuity payments to you.  After we begin making annuity payments, no withdrawals or redemptions may be made.  Any partial withdrawal must be at least $250, although we may make exceptions for hardship.  The redemption value of your account is equal to the value of the accumulation units in your account next computed after we receive the request for withdrawal on a form we accept.  The withdrawal charge, the policy maintenance fee and any taxes due will be deducted from the amount withdrawn before you receive it.  We will deduct a proportionate amount of the money you withdraw from each of your investment options. If you do not want the withdrawal to come from each of your investment options proportionately, you must specify the investment options from which the withdrawal is to be made, using a form we accept.  We reserve the right to distribute the full amount of your account if, after a withdrawal, the value of your policy is less than $100.  Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
A withdrawal is a redemption of accumulation units.  If accumulation units are redeemed, the number of accumulation units in your account will decrease.  The reduction in the number of accumulation units will equal the amount withdrawn, divided by the applicable accumulation unit value next computed after we receive the withdrawal request.  If you make a withdrawal request, and we receive your request prior to 3:00 p.m. Central Time, your withdrawal request will be processed on the same day.  Withdrawal requests received after 3:00 p.m. Central Time will be processed on the next day.  Withdrawal proceeds will be mailed within seven calendar days of the date on which we receive your withdrawal request.
Restrictions exist concerning when you can withdraw money from a qualified plan referred to as a 403(b) Tax‑Deferred Annuity or 401(k) plan. For a more complete explanation, see “Taxes” and the related discussion in our Statement of Additional Information.
Systematic Withdrawal Program
After you have owned your policy for one year, you can participate in our systematic withdrawal program.  If you participate in this program you cannot exercise the 10% free withdrawal option discussed elsewhere in this document.  If you withdraw more than the 10% free withdrawal amount using the systematic withdrawal program, you will incur a withdrawal charge.  During the policy year in which systematic withdrawals begin, the 10% free withdrawal amount will be based on the value of your policy on the business day before you request systematic withdrawals.  After your first year in the withdrawal program, the free withdrawal amount will be based on the value of your policy on the most recent policy anniversary.  Systematic withdrawals can be made monthly, quarterly or semi‑annually.  The $250 minimum withdrawal discussed above does not apply to withdrawals made under the systematic withdrawal program.  We reserve the right to limit the terms and conditions under which systematic withdrawals can be elected and to stop offering any or all systematic withdrawals at any time.  Income taxes and tax penalties may apply to systematic withdrawals.

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Suspension of Payments or Transfers
We may be required to suspend or postpone payments or withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists as a result of which disposal of the fund shares is not reasonably practicable or we cannot reasonably value the fund shares; or
•	during any other period when, by order, the Securities and Exchange Commission permits such suspension or postponement for the protection of investors.
We reserve the right to defer payment for a withdrawal or transfer from the Guaranteed Interest Account for the period permitted by law but not for more than six months.
LOANS
If you purchased your policy under a 403(b) tax-deferred annuity qualified plan and if your employer’s plan allows, we may make a loan to you at any time before you begin receiving annuity payments; however, we will not make any loans during your first policy year.  The value of your policy in the Guaranteed Interest Account serves as the security for the loan.  The loan cannot be more than $50,000 or one-half of the value of your policy.  Under certain circumstances, the $50,000 limit may be reduced.  The minimum loan we will make is $1,000.  We can change this amount at our discretion.
We charge an interest rate of 5% on any loans that you take against your policy.  You may not make withdrawals while you have an outstanding loan against your policy.
If you fail to make a loan payment before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding balance of your loan will become due and payable.  If the loan payment is not paid within the required time period, the loan balance plus interest will be considered to be in default and will be treated as taxable income to you for the tax year of the default.  Satisfaction of any unpaid loan balance plus interest from the Guaranteed Interest Account will only occur when you qualify for a plan distribution under the federal tax guidelines.  If the loan is in default and you do not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). Any amounts which may become taxable will be reported as plan distributions and will be subject to income tax and tax penalties, if applicable.  There are special repayment guidelines available to you for personal or military leave.  If a leave of absence is anticipated, you should contact us for assistance.
Upon your death, any outstanding loan balance not yet reported to you as income will become taxable income to your estate.  The beneficiary will receive the death benefit reduced by the loan balance.  If annuity payments begin while there is an outstanding loan, the value of the Guaranteed Interest Account will be reduced by the loan balance.
DEATH BENEFIT
Death Benefit Amount Before Annuity Date
In the event of death prior to the annuity date, the amount of the death benefit will be the greater of: (1) the purchase payments you have made, less any amounts withdrawn and any applicable withdrawal charges; or (2) the value of the policy minus the policy maintenance charge and taxes, if any, determined on the business day we receive proof of death.
Death of Owner Before Annuity Date
If you die before the annuity date, the death benefit will be paid to the beneficiary.  If you and your spouse are joint owners, when a joint owner dies, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other person designated as a beneficiary at the time of death will be treated as a contingent beneficiary.  References to “beneficiary” in this section refer, first, to a surviving spouse joint owner, if any, and second, to another designated beneficiary.

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If you die before the annuity date, the beneficiary must designate the manner in which the death benefit will be paid.  A non-spouse beneficiary must select from the death benefit payment options set forth below, and any portion of the death benefit not applied under an annuity option must be distributed within five years of the date of death:
•	lump sum payment;
•	payment of the entire death benefit within five years of the date of your death; or
•	payment of the death benefit under an annuity option, beginning within one year of your death, for a period not to exceed the life expectancy of the beneficiary.
If the beneficiary is your spouse, he or she may choose to continue the policy in his or her own name at the current value of the policy or select one of the following death benefit payment options:
•	lump sum payment; or
•	apply the death benefit to an annuity option.
If the deceased owner was also the annuitant, and the spousal beneficiary continues the policy or applies the death benefit to an annuity option, the spousal beneficiary will become the new annuitant.
If a lump sum payment is requested by the beneficiary, we will pay the amount within seven calendar days of receipt of proof of death and receipt of the election of payment option, unless the suspension or deferral of payments provision is in effect.  The beneficiary may designate a death benefit payment option (other than a lump sum payment) only during the first 60 calendar days after we receive proof of death.  If the beneficiary does not select a payment option during that 60-day period, the death benefit will be paid in a lump sum.
Death of Owner After the Annuity Date
If you are not the annuitant, and you die during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as they were being paid at your death.  When any owner dies during the annuity period, the beneficiary becomes the owner.  Upon the death of any joint owner during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary.  Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.
Death of Annuitant Before the Annuity Date
If you are not the annuitant, and the annuitant dies before the annuity date, the death benefit will be paid to the beneficiary in a lump sum within five years of the date of death.  If the owner is not an-individual (e.g., the owner is a corporation), the death of the annuitant will be treated as the death of the owner.
Death of Annuitant After the Annuity Date
If the annuitant dies on or after the annuity date, the death benefit, if any, will be as set forth in the annuity option elected.  Death benefits will be paid at least as rapidly as they were being paid at the annuitant’s death.
TAXES
The following general tax discussion is not intended as tax advice. You should consult your own tax advisor about your personal circumstances. We have included additional information regarding taxes in the Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as “Annuity Contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Policies in General
Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”) governs the taxation of annuities.  It generally provides that you will not be taxed on any increase in the value of your policy until a distribution occurs – either as a lump sum payment or as annuity payments.
When a non-natural person, such as a corporation or certain other entities other than tax-qualified trusts, owns the policy, it will generally not be treated as an annuity for tax purposes. This means that any increase in the value of such a policy may be taxed as ordinary income every year.

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If you purchase a policy under a retirement plan (“Qualified Plan”) that receives favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), your policy is referred to as a qualified policy. Examples of qualified plans are 401(a), 401(k), and 403(a) qualified pension, profit-sharing or annuity plans, 403(b) tax-deferred annuity plans, H.R. 10 Plans (sometimes referred to as Keogh plans) and Individual Retirement Annuities, including Roth IRAs; Tax Deferred Annuities.
If you do not purchase the policy under a qualified plan, your policy is referred to as a non-qualified policy.
Diversification
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that all of the portfolios are being managed in such a way that they comply with the requirements.
Neither the Code nor the Treasury Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not American Fidelity Assurance Company, would be considered the owner of the shares of the portfolios.  If you are considered the owner of the portfolios’ shares, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent under federal tax law owners are permitted to select portfolios, to make transfers among the portfolios or the number and type of portfolios for which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is a position which is not new, it may be applied retroactively and you, as the owner of the policy, could be treated as the owner of the portfolios.  See the additional discussion of this issue in the Statement of Additional Information.
Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.
Non-Qualified Policies
Distributions
Tax Treatment of Withdrawals, Surrenders and Distributions
The cost basis of a non-qualified policy is generally the sum of the purchase payments for the policy. The taxpayer will generally have to include in income the portion of any payment from a non-qualified policy that exceeds the portion of the cost basis (or principal) of the policy which is allocable to such payment. The difference between the cost basis and the value of the non-qualified policy represents the increase in the value of the policy. The taxable portion of a payment from a non-qualified policy is generally taxed at the taxpayer’s marginal income tax rate.
Partial Withdrawals. A partial withdrawal refers to a withdrawal from a non-qualified policy that is less than its total value and that is not paid in the form of an annuity. Usually, a partial withdrawal of the value of a non-qualified policy will be treated as coming first from earnings (which represent the increase in the value of the policy). This portion of the withdrawal will be included in the taxpayer’s income. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from the taxpayer’s principal in the policy (generally the sum of the purchase payments). This portion of the withdrawal will not be included in income.
Surrenders. If a taxpayer surrenders a non-qualified policy and receives a lump sum payment of its entire value, the portion of the payment that exceeds the taxpayer’s then remaining cost basis in the policy will be included in income. The taxpayer will not include in income the part of the payment that is equal to the cost basis.
Tax Treatment of Annuity Payments
If a taxpayer receives annuity payments from a non-qualified policy, a fixed portion of each payment is generally excludable from income as a tax-free recovery of cost basis in the policy and the balance is included in income. The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing the cost basis in the policy at the time the annuity payments begin by the expected return under the policy). If the annuity payments continue after the cost basis has been recovered, the additional payments will generally be included in full in income.

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Penalty Tax on Distributions
Generally, a penalty equal to 10% of the amount of any payment that is includable in the taxpayer’s income will apply to any distribution received from a non-qualified policy in addition to ordinary income tax. This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are exempt from the 10% penalty are listed below:
• A distribution that is made on or after the date the taxpayer reaches age 59½;
• A distribution that is made on or after the death of the owner;
• A distribution that is made when the taxpayer is disabled (as that term is defined in Section 72(m)(7) of the Code);
• A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary;
• A part of a distribution that is attributable to investment in the policy prior to August 14, 1982; and
• A distribution that is paid as an immediate annuity (as that term is defined in Section 72(u)(4) of the Code).
Required Distributions
To qualify as an “annuity policy” under the Code, a non-qualified policy must meet certain distribution requirements. Generally, if the owner/annuitant dies before annuity payments begin, the amounts accumulated under the non-qualified policy either must be distributed within five years of death or must begin to be paid within one year of death under a method that will pay the entire value of the policy over the life (or life expectancy) of the beneficiary under the policy. Special rules apply, however, if the beneficiary under the policy is the surviving spouse of the owner. If the owner’s spouse is the beneficiary under the policy, these rules involving required distributions in the event of death will be applied as if the surviving spouse had been the original owner of the policy. If the owner/annuitant dies after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at death (unless such method provides that payments stop at death).
Payments under the policy made in the form of an annuity are taxable at ordinary income rates to the extent they exceed the portion of your investment in the contract that is allocated to the payment.  The portion of the payment which is allocated to your investment is referred to as the “Exclusion Ratio”.  It is determined at the time your policy is converted into an annuity for distribution by dividing your total investment by the total of the annuity payments expected to be made under your policy.  Once you have recovered your entire investment in the policy all payments are fully taxable.
The policy provides that when the annuitant dies prior to the annuity date, a death benefit will be paid to the person designated as the beneficiary. If the owner of the policy is not the annuitant, such payments made when the annuitant dies do not qualify for the death of owner exception described above, and will be subject to the 10% tax penalty unless the beneficiary is 59½ years old or one of the other exceptions to the penalty applies.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income of high income individuals.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts.  You should consult a tax adviser if this additional tax may apply to you.
Policies Owned By Other Than Natural Persons
Under Section 72(u) of the Code, the investment earnings on purchase payments for the policies will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by qualified plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a policy to be owned by a non-natural person.

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Income Tax Withholding
Distributions or the portion thereof which is includible in the gross income of the owner may be subject to federal income tax withholding.
Assignment
The assignment, pledge or loan of a non-qualified policy may be a taxable event.  You should contact competent advisors before pledging, assigning or loaning your policy.
The information above describing the taxation of non-qualified policies does not apply to qualified policies.
Qualified Policies
 Because of the minimum purchase payment requirements, the policies may not be appropriate for some periodic payment retirement plans. Benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the annuities offered pursuant to this prospectus. The terms of the plan may limit the rights otherwise available under the policies.
Special Tax Treatment for Lump Sum Distributions from Qualified Plans. If the taxpayer receives an amount from a Qualified Plan issued pursuant to a Qualified Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. The plan administrator should provide the taxpayer with information about the tax treatment of a lump sum distribution at the time the distribution is made.
Special Rules for Distributions that are Rolled Over. Special rules apply to a distribution from a contract that relates to a Qualified Plan Contract or a rollover IRA Contract if the distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 calendar days of receipt:
• To a traditional IRA under Section 408 of the Code;
• To another, similar Qualified Plan; or
• To a Section 403(b) Plan or to a 457(b) Governmental Deferred Compensation Plan.
These special rules only apply to distributions that qualify as “eligible rollover distributions” under the Code. In general, a distribution from a Qualified Plan Contract will be an eligible rollover distribution except to the extent:
• It is part of a series of substantially equal periodic payments made for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary under the plan or for a period of more than ten years;
• It is a required minimum distribution under Section 401 (a)(9) of the Code as described below; or
• It is made from a Qualified Plan by reason of a hardship.
The administrator of the applicable Qualified Plan should provide additional information about these rollover tax rules when a distribution is made.
Distributions in the Form of Annuity Payments. If any distribution from a Qualified Plan Contract is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to the taxpayer’s “after-tax” contributions to the contract (and any other cost basis in the contract). To the extent the annuity payment exceeds such portion, it is includable in income. The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. If the annuity payments continue after all excludable amounts have been paid, such additional payments will generally be fully included in income.
Penalty Tax on Withdrawals prior to age 59½. Generally, there is a penalty tax equal to 10% of the portion of any payment prior to age 59½ from a Qualified Plan Contract that is included in income. This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are exempted from the 10% penalty are listed below:

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• A distribution that is made on or after the date the taxpayer reaches age 59½;
• A distribution that is properly rolled over to a traditional IRA or to another eligible employer plan or account;
• A distribution that is made on or after the death of the taxpayer;
• A distribution that is made when the taxpayer is totally disabled (as defined in Section 72(m)(7) of the Code);
• A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for the taxpayer’s life (or life expectancy) or the joint lives (or joint life expectancies) of the taxpayer and his joint beneficiary under the Qualified Contract (and, with respect to Qualified Plan Contracts, which begin after the taxpayer separates from service with the employer maintaining the plan);
• A distribution that is made to the taxpayer by reason of separation from service with the employer maintaining the plan during or after the calendar year in which the taxpayer reaches age 55;
• A distribution that is made to the taxpayer to the extent it does not exceed the amount allowable as a deduction for medical care under Section 213 of the Code (determined without regard to whether the taxpayer itemizes deductions);
• A distribution that is made to an alternate payee pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code) (not applicable to IRA Contracts);
• Distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the taxpayer and his or her spouse and dependents if the taxpayer has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the taxpayer has been re-employed for at least 60 calendar days);
• Distributions from an IRA Contract made to the taxpayer to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the taxpayer for the taxable year; and
• Distributions from an IRA Contract made to the taxpayer which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).
• A Distribution that is converted directly to a Roth IRA.
Required Distributions. A Qualified Plan or IRA Contract (other than a Roth IRA) must meet certain rules concerning required distributions that are set forth in the Code.  Such rules are summarized below:
• For Qualified Plans, required distributions generally must start by April 1 of the calendar year following the later of the calendar year in which the taxpayer reaches age 70½ or the calendar year in which the taxpayer retires;
• For IRA Contracts (other than a Roth IRA), required distributions generally must start by April 1 of the calendar year following the calendar year in which the taxpayer reaches age 70½; and
• When distributions are required under the Code, a certain minimum amount, determined under the Code, must be distributed each year.
In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of the taxpayer’s death. The applicable plan documents will contain such rules.
Tax-Deferred Annuities and 401(k) Plans
The Code limits the withdrawal of purchase payments made by owners from certain tax-deferred annuities and 401(k) Plans. Withdrawals can only be made when an owner:
• reaches age 59½;
• leaves his/her job;
• dies; or
• becomes disabled (as that term is defined in the Code).
A withdrawal may also be made in the case of hardship if allowed by the plan; however, the owner can only withdraw purchase payments and not any earnings.  Beginning in 2019, hardship distribution can be made from employer contributions as well as earning on contributions.  Additionally, a withdrawal may be made in situations to which Section 72(t)(2)(G) of the Code applies (regarding individuals called to active duty).

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Multiple IRA Contracts
For purposes of determining the tax consequences of any distributions made pursuant to IRAs, SEPs and salary reduction SEPs (“IRA Contracts”), all IRA Contracts are treated as one contract and all distributions during a taxable year are treated as one distribution.
Tax Treatment of Assignments
Contracts issued pursuant to Qualified Plans generally may not be assigned. The assignment or pledge of an IRA Contract or non-qualified policy may be a taxable event. The owner of a contract should consult competent tax advisers before assigning or pledging the contract.
Roth Contributions
The Code allows individuals to make elective contributions on an after-tax basis to a 403(b) Tax Deferred Annuity and a tax-qualified plan with a 401(k) feature if permitted under the terms of the employer’s plan or policies. These contributions are added to pre-tax employee contributions for purposes of the individual’s elective deferral limits of the Code. Roth contributions and their earnings will be accounted for separately from pre-tax contributions.
Qualified distributions from designated Roth accounts are free from federal income tax. A qualified distribution requires that an individual has held the designated Roth account for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½ or on the individual’s death, disability, or hardship event. The 10% penalty tax and the regular exceptions to the 10% penalty tax apply to taxable distributions from a Roth account. Amounts may be rolled over from an individual’s designated Roth account to another designated Roth account or a Roth IRA established for the individual.
Currently, we do not permit designated Roth contributions to this policy. However, we may permit policy owners to make Roth contributions in the future.
Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals - Qualified Policies.”) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of policies to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Roth IRAs
Individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to an annual maximum established by the Code. Different maximum limitations apply to individuals within different adjusted gross income levels, and catch-up contributions are permitted under certain circumstances.
Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59½; on the individual’s death or disability; or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or any child, grandchild, or ancestor of such individual or the individual’s spouse. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

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Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.
Purchasers of policies to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.
Tax-Deferred Annuities/Loans
If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may take a loan under the policy if the employer’s plan allows, at any time before annuity payments begin. However, no loans will be made during the first policy year. The security for the loan will be the value of the policy invested in the guaranteed interest account. The loan cannot be more than the lesser of $50,000 or one-half of the value of the policy. Under certain circumstances, the $50,000 limit may be reduced. The minimum loan amount is $1,000 (which can be changed at our discretion). You may not make withdrawals while you have an outstanding loan against your policy.
If a loan payment is not made before the end of the calendar quarter following the calendar quarter in which the payment was due, the outstanding loan balance (principal plus interest) will become due and payable. If the loan payment is not repaid within such time period, the loan balance plus interest will be considered in default and will be treated as taxable income for the tax year of the default. Satisfaction of any unpaid loan balance plus interest from the guaranteed interest account will only occur when the taxpayer qualifies for a plan distribution under the Code. If the loan is in default and the taxpayer does not yet qualify for a distribution to satisfy the outstanding loan balance, the loan will continue to accrue interest (but such interest accruals will not result in additional deemed distributions). A loan is treated as a distribution for tax purposes to the extent the loan amount exceeds the lesser of: (1) the greater of 50% of the Owner’s vested account balance or $10,000; or (2) $50,000, reduced by the Owner’s highest outstanding loan balance during the preceding 12-month period. If all or a portion of a loan is treated as a distribution, any amounts which are treated as distributions may become taxable and will be subject to income tax and penalties, if applicable.
Tax Deferred Annuities/Trustee to Trustee Transfers to Purchase Permissive Service Credit
If a policy is issued pursuant to a 403(b) Tax-Deferred Annuity, the owner may direct a trustee-to-trustee transfer to a defined benefit governmental plan to purchase permissive service credit with the governmental defined benefit plan.
OTHER INFORMATION
American Fidelity Assurance Company
We are an Oklahoma stock life insurance company organized in 1960.  We are licensed to conduct life, annuity and accident and health insurance business in 49 states, the District of Columbia, Guam and American Samoa.  Our office is located at 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
We have been a wholly owned subsidiary of American Fidelity Corporation since 1974.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises, A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.  The address of both American Fidelity Corporation and Cameron Enterprises A Limited Partnership, is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Separate Account B
We established Separate Account B under Oklahoma insurance law in 1996 to hold the assets that underlie the AF Advantage® Variable Annuity policies.  Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940; its inception date is October 27, 1997.  The Separate Account is divided into multiple sub-accounts.
We hold Separate Account B’s assets in our name on behalf of Separate Account B, and those assets legally belong to us.  Under Oklahoma law, however, those assets cannot be charged with liabilities that arise out of any other business that we conduct.  All of the income, gains and losses (realized or unrealized) that result from Separate Account B’s assets are credited to or charged against Separate Account B without regard to our other income, gains and losses.  We are obligated to pay all benefits and make all payments under the AF Advantage® Variable Annuity.

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Underwriter
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The principal business address of American Fidelity Securities, Inc. is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
Legal Proceedings
There are no pending material legal proceedings affecting us, Separate Account B or American Fidelity Securities, Inc.
Financial Statements
Our financial statements and Separate Account B’s financial statements are included in our Statement of Additional Information.  For a free copy of the Statement of Additional Information, call us at 1.800.662.1113 or write us at P.O. Box 25520, Oklahoma City, Oklahoma 73125-0520 or e-mail us at va.help@americanfidelity.com.

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TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

Page
General Information About American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	2
Offering of the AF Advantage® Variable Annuity	4
Underwriter	4
Custodian and Independent Registered Public Accounting Firm	4
Investment Consultant	4
Legal Opinion	4
Financial Statements	4

31

________________________		PLACE
________________________		STAMP
________________________		HERE

American Fidelity Assurance Company
P.O. Box 25520
Oklahoma City, OK 73125-0520

Attention: Annuity Services Department

Please send me the Statement of Additional Information for the following:

□ AF Advantage® Variable Annuity □ American Funds Insurance Series® □ BlackRock Variable Series Funds, Inc.[59] □ Dreyfus Stock Index Fund, Inc.[60]	□ Dreyfus Variable Investment Fund[61] □ The Dreyfus Sustainable U.S. Equity Portfolio, Inc.[62] □ Vanguard® Variable Insurance Fund

Name ________________________________________________________________
(please print)
Address ________________________________________________________________
________________________________________________________________
________________________________________________________________

59 Not available after June 14, 2019.
60 On or about June 3, 2019, the Dreyfus Stock Index Fund, Inc. will change its name to “BNY Mellon Stock Index Fund, Inc.”
61 On or about June 3, 2019, Dreyfus Variable Investment Fund will change its name to “BNY Mellon Variable Investment Fund”.
62 On or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio will change its name to “BNY Mellon Sustainable U.S. Equity Portfolio, Inc.”

AF Advantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019

This is not a prospectus.   This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2019 for the AF Advantage® Variable Annuity.
The Prospectus contains information that a prospective investor should know before investing.  For a copy of the Prospectus,
write to us at:	call us at:	e-mail us at:
P.O. Box 25520 Oklahoma City, Oklahoma 73125-0520	1.800.662.1113	va.help@americanfidelity.com

AF Advantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019

TABLE OF CONTENTS

Page
General Information About American Fidelity Assurance Company	1
Federal Tax Status	1
Annuity Provisions	2
Offering of the AF Advantage® Variable Annuity	4
Underwriter	4
Custodian and Independent Registered Public Accounting Firm	4
Investment Consultant	4
Legal Opinion	4
Financial Statements	4

AF Advantage® Variable Annuity
issued by
American Fidelity Separate Account B
and
American Fidelity Assurance Company
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019

GENERAL INFORMATION ABOUT
AMERICAN FIDELITY ASSURANCE COMPANY
American Fidelity Assurance Company, which was organized in Oklahoma in 1960, is a wholly owned subsidiary of American Fidelity Corporation, an insurance holding company.  The stock of American Fidelity Corporation is controlled by a family investment partnership, Cameron Enterprises A Limited Partnership, an Oklahoma limited partnership.  William M. Cameron and Lynda L. Cameron each own 50% of the common stock of Cameron Associates, Inc., the sole general partner of Cameron Enterprises A Limited Partnership.
FEDERAL TAX STATUS
NOTE: The following is a description of federal income tax law applicable to annuities in general. You should seek competent tax advice regarding the matters discussed in the Prospectus and this Statement of Additional Information. American Fidelity Assurance Company does not guarantee the tax status of the policies. You bear the complete risk that the policies may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
American Fidelity Assurance Company is taxed as a life insurance company under the Internal Revenue Code (the "Code"). For federal income tax purposes, Separate Account B is not a separate entity from American Fidelity Assurance Company and its operations form a part of American Fidelity Assurance Company.
Diversification
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (the "Treasury Department"). Disqualification of the policy as an annuity contract would result in imposition of federal income tax to you with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that annuity contracts such as the policies meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities, and securities of other regulated investment companies.

1

The Treasury Department has issued regulations (including Treas. Reg. § 1.817-5) which establish diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.
American Fidelity Assurance Company intends that all funds underlying the policies will be managed by the investment advisors in such a manner as to comply with these diversification requirements.
The diversification regulations issued by the Treasury Department do not provide guidance regarding the circumstances in which owner control of the investments of Separate Account B will cause the owner to be treated as the owner of the assets of Separate Account B, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.
The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of Separate Account B resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to receipt of payments under the policy.
In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of Separate Account B.
Due to the uncertainty in this area, American Fidelity Assurance Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.
ANNUITY PROVISIONS
Variable Annuity Payout
An owner may elect a variable annuity payout.  Variable annuity payments reflect the investment performance of the underlying portfolios in accordance with the allocation of the value of the policy to the variable annuity options during the annuity period.  Variable annuity payments are not guaranteed as to dollar amount.
American Fidelity Assurance Company will determine the number of annuity units payable for each payment by dividing the dollar amount of the first annuity payment by the annuity unit value for each applicable sub-account on the annuity date.  This sets the number of annuity units for each applicable sub-account. The number of annuity units payable remains the same unless an owner transfers a portion of the annuity benefit to another variable investment option or to the fixed annuity option.  The dollar amount is not fixed and will change from month to month, depending on the annuity unit value.
The dollar amount of the variable annuity payments for each applicable sub-account after the first payment is determined by multiplying the fixed number of annuity units per payment in each sub-account by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due.  This result is the dollar amount of the payment for each applicable sub-account.  The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the policy maintenance charge.
Variable Annuity Unit
The value of an annuity unit for each sub-account was arbitrarily set initially at $10.  The annuity unit value at the end of any subsequent valuation period is determined as follows:

2

•	The net investment factor for the current valuation period is multiplied by the value of the annuity unit for the sub-account for the immediately preceding valuation period; and
•	The result is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the preceding valuation date.
An owner can choose either a 1%, 3%, or 5% assumed investment rate.  If one is not chosen, the assumed investment rate will be 3%.
The assumed investment rate is the assumed rate of return used to determine the first annuity payment for a variable annuity option.  A higher assumed investment rate will result in a higher first payment; whereas, choosing a lower assumed investment rate will result in a lower first payment.  Payments will increase whenever the actual return exceeds the chosen rate and payments will decrease whenever the actual return is less than the chosen rate.
Fixed Annuity Payout
The dollar amount of each fixed annuity payment will not vary.  The guaranteed annuity payment is based on the guaranteed interest rate stated in the policy issued.

3

OFFERING OF THE AF ADVANTAGE® VARIABLE ANNUITY
American Fidelity Separate Account B offers the AF Advantage® Variable Annuity primarily to public school educators in grades K-12 (including school administrators and staff) in order to address their retirement savings and other insurance product needs.  This is accomplished by our sales representatives meeting directly with such educators.
UNDERWRITER
American Fidelity Securities, Inc., a wholly owned subsidiary of American Fidelity Assurance Company, is the principal underwriter for the annuity policies and acts as the distributor of the policies.  The policies are offered on a continuous basis.  The aggregate underwriting commissions paid to and retained by American Fidelity Securities in connection with Separate Account B for 2018, 2017 and 2016 were $1,150,037, $1,006,032 and 835,784, respectively.
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The name and address of the person who maintains physical possession of the accounts, books and other documents of American Fidelity Separate Account B required by Section 31(a) of the Investment Company Act of 1940 is Jeanette Rice, President and Chief Operations Officer of American Fidelity Assurance Company, 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.
The financial statements of American Fidelity Separate Account B and the financial statements and schedules of American Fidelity Assurance Company included in this Statement of Additional Information have been audited by KPMG LLP, Independent Registered Public Accounting Firm, as stated in its reports appearing herein.  KPMG LLP’s address is 210 Park Avenue, Suite 2650, Oklahoma City, Oklahoma 73102.
INVESTMENT CONSULTANT
InvesTrust Consulting, LLC, 5100 N. Classen Blvd., Suite 600, Oklahoma City, Oklahoma 73118, acts as an investment consultant for the registrant and American Fidelity Assurance Company.  Under the Investment Consultant Agreement, from time to time, InvesTrust Consulting, LLC provides certain reports and information to Separate Account B and American Fidelity Assurance Company.  InvesTrust Consulting, LLC is an indirect subsidiary of American Fidelity Corporation, which owns 100% of American Fidelity Assurance Company.
American Fidelity Assurance Company, the separate account’s depositor, pays any compensation payable to InvesTrust Consulting, LLC for services provided to Separate Account B.  InvesTrust Consulting received $160,544, $133,864 and $108,715 for services provided to Separate Account B in 2018, 2017 and 2016, respectively.
LEGAL OPINION
McAfee & Taft A Professional Corporation, Oklahoma City, Oklahoma, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.
FINANCIAL STATEMENTS
Following are the financial statements of Separate Account B and the financial statements and schedules of American Fidelity Assurance Company.  The financial statements of American Fidelity Assurance Company should be considered only as bearing upon the ability of American Fidelity Assurance Company to meet its obligations under the policies; they should not be considered as bearing on the investment performance of the assets held in Separate Account B.

4

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Statements
December 31, 2018

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
To the Board of Directors
American Fidelity Assurance Company and
 Contract Owners
American Fidelity Separate Account B:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the American Fund International, American Blue Chip Income & Growth (commenced operations on May 1, 2018), Blackrock Advantage US Total Market, Blackrock Basic Value Fund, Dreyfus Stock Index Fund, Dreyfus Sustainable US Equity, Dreyfus Opportunistic Small Cap (commenced operations on October 1, 2017), Vanguard Total Bond Market Index, Vanguard Balanced, Vanguard Capital Growth, Vanguard Total Stock Index and Vanguard Mid Cap Index segregated subaccounts of American Fidelity Separate Account B (Account B), as of December 31, 2018, the related statement of operations for the period since commencement of operations or the year then ended, the statements of changes in net assets for the period since commencement of operations or for each of the years or periods in the two year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American Fidelity Separate Account B as of December 31, 2018, the results of their operations for the period since commencement of operations or the year then ended, the changes in their net assets for the period since commencement of operations or each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of Account B’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/KPMG LLP
We have served as the auditor of one or more American Fidelity Separate Accounts since 1990.
Oklahoma City, Oklahoma
February 27, 2019

1

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
	Segregated Subaccounts
	American	American	BR Advantage	BR	DR	DR
	Fund	Blue Chip	US Total	Basic	Stock	Sustainable
	International	Income & Growth	Market	Value	Index	US Equity
Investments:
American Fund International (812,263 shares at net asset
value of $17.66 per share) (cost $15,807,646)	$14,344,569	—	—	—	—	—
American Blue Chip Income & Growth (19,948 shares at net
asset value of $12.38 per share) (cost $271,791)	—	246,957	—	—	—	—
Blackrock Advantage US Total Market (2,800,810 shares at
net asset value of $21.11 per share) (cost $63,628,262)	—	—	59,125,106	—	—	—
Blackrock Basic Value Fund (4,086,327 shares at net asset
value of $12.39 per share) (cost $56,315,478)	—	—	—	50,629,593	—	—
Dreyfus Stock Index Fund (2,473,703 shares at net asset value
of $48.98 per share) (cost $87,717,887)	—	—	—	—	121,161,971	—
Dreyfus Sustainable US Equity (1,113,518 shares at net asset
value of $30.73 per share) (cost $35,335,173)	—	—	—	—	—	34,218,404
Subscription receivable	43,024	6,568	53,231	47,158	110,657	26,462
Total assets	14,387,593	253,525	59,178,337	50,676,751	121,272,628	34,244,866
Liabilities:
Payable due to related party	1,757	30	7,224	6,190	14,806	4,184
Payable for pending investment transaction	33,850	6,500	432	15,237	46,236	6,948
Redemption payable	7,417	38	45,575	25,731	49,615	15,330
Total liabilities	43,024	6,568	53,231	47,158	110,657	26,462
Net assets	$14,344,569	246,957	59,125,106	50,629,593	121,161,971	34,218,404
Accumulation units outstanding	1,378,638	26,596	1,361,188	2,111,841	4,467,343	1,646,325
Accumulation unit value	$10.405	9.286	43.436	23.974	27.122	20.785
See accompanying notes to financial statements.
(Continued)

2

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
	Segregated Subaccounts
	DR Opportunistic	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Small Cap	Market Index	Balanced	Growth	Stock Index	Index
Investments:
Dreyfus Opportunistic Small Cap (25,863 shares
at net asset value of $41.20 per share) (cost $1,391,188)	$1,065,547
Vanguard Total Bond Market Index (1,700,359 shares at
net asset value of $11.54 per share) (cost $20,000,471)		19,622,143	—	—	—	—
Vanguard Balanced (3,915,935 shares at net asset value of
$22.20 per share) (cost $82,831,878)	—	—	86,933,760	—	—	—
Vanguard Capital Growth (1,546,703 shares at net asset value of $33.49 per share) (cost $43,059,708)
	—	—	—	51,799,073	—	—
Vanguard Total Stock Index (1,581,553 shares at net asset
value of $34.26 per share) (cost $53,660,311)	—	—	—	—	54,184,013	—
Vanguard Mid Cap Index (1,008,407 shares at net asset value
of $20.23 per share) (cost $21,992,492)	—	—	—	—	—	20,400,083
Subscription receivable	14,026	45,295	171,802	154,136	224,145	77,047
Total assets	1,079,573	19,667,438	87,105,562	51,953,209	54,408,158	20,477,130
Liabilities:
Payable due to related party	129	2,412	10,638	6,320	6,597	2,483
Payable for pending investment transaction	13,377	23,105	139,537	106,143	199,984	67,741
Redemption payable	520	19,778	21,627	41,673	17,564	6,823
Total liabilities	14,026	45,295	171,802	154,136	224,145	77,047

Net assets	$1,065,547	19,622,143	86,933,760	51,799,073	54,184,013	20,400,083
Accumulation units outstanding	124,616	1,463,326	4,054,349	1,787,978	4,472,515	1,809,647
Accumulation unit value	$8.551	13.409	21.442	28.971	12.115	11.273
See accompanying notes to financial statements.

3

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2018 *
	Segregated Subaccounts
	American	American	BR Advantage	BR	DR	DR
	Fund	Blue Chip	US Total	Basic	Stock	Sustainable
	International	Income & Growth	Market	Value	Index	US Equity
Net investment income (loss):
Investment income distribution from underlying mutual fund	$307,668	4,008	857,176	1,044,350	2,189,041	642,896
Less expenses:
Mortality and risk	178,813	589	817,004	700,979	1,643,765	461,481
Administration	21,457	71	98,040	84,118	197,252	55,377
Distribution	14,305	47	65,360	56,078	131,501	36,918
Total expenses	214,575	707	980,404	841,175	1,972,518	553,776
Net investment income (loss)	93,093	3,301	(123,228)	203,175	216,523	89,120
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	682,114	97	6,269,507	6,031,798	2,897,344	6,800,100
Proceeds from sales	317,632	4,142	2,709,864	2,489,167	4,112,471	1,905,976
Cost of investments sold	302,638	4,259	2,439,209	2,223,588	2,846,027	1,854,882
Net realized gains (loss) on investments sold	14,994	(117)	270,655	265,579	1,266,444	51,094
Net realized gains (loss) on investments	697,108	(20)	6,540,162	6,297,377	4,163,788	6,851,194
Unrealized appreciation (depreciation) on investments, end of year	(1,463,077)	(24,834)	(4,503,156)	(5,685,885)	33,444,084	(1,116,769)
Unrealized appreciation on investments, beginning of year	1,589,457	—	6,901,785	5,932,404	45,650,763	7,909,697
Change in unrealized appreciation (depreciation) on investments	(3,052,534)	(24,834)	(11,404,941)	(11,618,289)	(12,206,679)	(9,026,466)
Net decrease in net assets from operations	$(2,262,333)	(21,553)	(4,988,007)	(5,117,737)	(7,826,368)	(2,086,152)
See accompanying notes to financial statements.
* See Note 1(a) for inception dates of subaccount investment options.
(Continued)

4

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Operations
Year ended December 31, 2018 *
	Segregated Subaccounts
	DR Opportunistic	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Small Cap	Market Index	Balanced	Growth	Stock Index	Index
Net investment income (loss):
Investment income distribution from underlying mutual fund	$—	411,342	2,030,541	418,615	853,960	227,583
Less expenses:
Mortality and risk	9,973	230,993	1,099,547	645,057	717,299	255,120
Administration	1,197	27,719	131,945	77,407	86,076	30,614
Distribution	798	18,480	87,964	51,605	57,384	20,410
Total expenses	11,968	277,192	1,319,456	774,069	860,759	306,144
Net investment income (loss)	(11,968)	134,150	711,085	(355,454)	(6,799)	(78,561)
Realized gains (loss) on investments:
Realized gains distributions from underlying mutual fund	84,984	34,818	4,287,085	1,313,845	2,183,165	925,317
Proceeds from sales	259,675	1,018,679	2,511,672	1,159,152	1,947,026	609,602
Cost of investments sold	274,979	1,051,329	2,301,681	899,080	1,693,796	568,200
Net realized gains (loss) on investments sold	(15,304)	(32,650)	209,991	260,072	253,230	41,402
Net realized gains on investments	69,680	2,168	4,497,076	1,573,917	2,436,395	966,719
Unrealized appreciation (depreciation) on investments, end of year	(325,641)	(378,328)	4,101,882	8,739,365	523,702	(1,592,409)
Unrealized appreciation on investments, beginning of year	5,227	34,316	13,686,845	11,785,881	6,917,896	1,756,498
Change in unrealized appreciation (depreciation) on investments	(330,868)	(412,644)	(9,584,963)	(3,046,516)	(6,394,194)	(3,348,907)
Net decrease in net assets from operations	$(273,156)	(276,326)	(4,376,802)	(1,828,053)	(3,964,598)	(2,460,749)
See accompanying notes to financial statements.
* See Note 1(a) for inception dates of subaccount investment options.

5

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2018 *
	Segregated Subaccounts
	American	American	BR Advantage	BR	DR	DR
	Fund	Blue Chip	US Total	Basic	Stock	Sustainable
	International	Income & Growth	Market	Value	Index	US Equity
Decrease in net assets from operations:
Net investment income (loss)	$93,093	3,301	(123,228)	203,175	216,523	89,120
Net realized gains (loss) on investments	697,108	(20)	6,540,162	6,297,377	4,163,788	6,851,194
Unrealized depreciation during the year	(3,052,534)	(24,834)	(11,404,941)	(11,618,289)	(12,206,679)	(9,026,466)
Net decrease in net assets from operations	(2,262,333)	(21,553)	(4,988,007)	(5,117,737)	(7,826,368)	(2,086,152)
Net increase (decrease) in net assets from contract transactions	3,938,177	268,510	1,029,711	548,860	2,854,149	(70,059)
Increase (decrease) in net assets	1,675,844	246,957	(3,958,296)	(4,568,877)	(4,972,219)	(2,156,211)
Net assets, beginning of year	12,668,725	—	63,083,402	55,198,470	126,134,190	36,374,615
Net assets, end of year	$14,344,569	246,957	59,125,106	50,629,593	121,161,971	34,218,404
See accompanying notes to financial statements.
* See Note 1(a) for inception dates of subaccount investment options.
(Continued)

6

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2018 *
	Segregated Subaccounts
	DR Opportunistic	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Small Cap	Market Index	Balanced	Growth	Stock Index	Index
Decrease in net assets from operations:
Net investment income (loss)	$(11,968)	134,150	711,085	(355,454)	(6,799)	(78,561)
Net realized gains on investments	69,680	2,168	4,497,076	1,573,917	2,436,395	966,719
Unrealized depreciation during the year	(330,868)	(412,644)	(9,584,963)	(3,046,516)	(6,394,194)	(3,348,907)
Net decrease in net assets from operations	(273,156)	(276,326)	(4,376,802)	(1,828,053)	(3,964,598)	(2,460,749)
Net increase in net assets from contract transactions	1,235,811	1,898,312	6,216,676	9,124,526	4,577,818	5,269,240
Increase in net assets	962,655	1,621,986	1,839,874	7,296,473	613,220	2,808,491
Net assets, beginning of year	102,892	18,000,157	85,093,886	44,502,600	53,570,793	17,591,592
Net assets, end of year	$1,065,547	19,622,143	86,933,760	51,799,073	54,184,013	20,400,083
See accompanying notes to financial statements.
* See Note 1(a) for inception dates of subaccount investment options.

7

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2017 *
	Segregated Subaccounts
	American	BR Advantage	BR	DR	DR	DR
	Fund	US Total	Basic	Stock	Sustainable	Opportunistic
	International	Market	Value	Index	US Equity	Small Cap
Increase in net assets from operations:
Net investment income gains (loss)	$18,649	(309,346)	56,600	256,135	(128,800)	(193)
Net realized gains on investments	129,589	12,353,153	2,243,364	3,607,006	2,369,971	(123)
Unrealized appreciation (depreciation) during the year	2,334,557	(5,141,960)	1,137,598	16,634,281	2,125,886	5,227
Net increase in net assets from operations	2,482,795	6,901,847	3,437,562	20,497,422	4,367,057	4,911
Net increase (decrease) in net assets from contract transactions	3,349,031	1,877,029	698,239	3,692,206	(93,046)	97,981
Increase in net assets	5,831,826	8,778,876	4,135,801	24,189,628	4,274,011	102,892
Net assets, beginning of year	6,836,899	54,304,526	51,062,669	101,944,562	32,100,604	—
Net assets, end of year	$12,668,725	63,083,402	55,198,470	126,134,190	36,374,615	102,892
See accompanying notes to financial statements.
* See Note 1(a) for inception dates of subaccount investment options.

(Continued)

8

AMERICAN FIDELITY SEPARATE ACCOUNT B
Statements of Changes in Net Assets
Year ended December 31, 2017 *
	Segregated Subaccounts

	VG Total Bond	VG	VG Capital	VG Total	VG Mid Cap
	Market Index	Balanced	Growth	Stock Index	Index
Increase in net assets from operations:
Net investment income (loss)	$138,491	599,787	(151,220)	164,767	(59,561)
Net realized gains on investments	49,993	3,030,980	968,862	2,497,182	566,254
Unrealized appreciation during the year	133,787	5,909,572	7,700,735	5,717,812	1,712,027
Net increase in net assets from operations	322,271	9,540,339	8,518,377	8,379,761	2,218,720
Net increase in net assets from contract transactions	1,986,511	5,376,869	7,812,481	2,881,291	4,856,279
Increase in net assets	2,308,782	14,917,208	16,330,858	11,261,052	7,074,999
Net assets, beginning of year	15,691,375	70,176,678	28,171,742	42,309,741	10,516,593
Net assets, end of year	$18,000,157	85,093,886	44,502,600	53,570,793	17,591,592
See accompanying notes to financial statements.
* See Note 1(a) for inception dates of subaccount investment options.

9

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	American Fund International
	2018	2017	2016	2015	2014*
Net assets	$14,344,569	12,668,725	6,836,899	3,582,833	1,029,041
Accumulation unit value	10.405	12.133	9.298	9.094	9.642
Number of accumulation units outstanding	1,378,638	1,044,192	735,319	393,966	106,724
Investment income as a percent of average net assets (1)	2.16%	1.70%	2.08%	2.30%	12.38%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(14.24)	30.49	2.24	(5.68)	(3.58)
	American Blue Chip Income & Growth
	2018***	2017	2016	2015	2014
Net assets	$246,957
Accumulation unit value	9.286
Number of accumulation units outstanding	26,596
Investment income as a percent of average net assets (1)	4.91%
Expenses as a percent of average net assets (2)	1.50
Total return (3)	(7.14)
	BR Advantage US Total Market
	2018	2017	2016	2015	2014
Net assets	$59,125,106	63,083,402	54,304,526	43,123,275	44,650,207
Accumulation unit value	43.436	47.103	41.923	34.417	37.409
Number of accumulation units outstanding	1,361,188	1,339,253	1,295,328	1,252,969	1,193,572
Investment income as a percent of average net assets (1)	1.32%	0.96%	0.29%	0.90%	0.27%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(7.79)	12.36	21.81	(8.00)	3.66
	BR Basic Value
	2018	2017	2016	2015	2014
Net assets	$50,629,593	55,198,470	51,062,669	42,833,079	44,761,234
Accumulation unit value	23.974	26.409	24.767	21.273	22.961
Number of accumulation units outstanding	2,111,841	2,090,137	2,061,689	2,013,494	1,949,445
Investment income as a percent of average net assets (1)	1.87%	1.61%	1.60%	3.18%	3.48%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(9.22)	6.63	16.43	(7.35)	8.29
	DR Stock Index
	2018	2017	2016	2015	2014
Net assets	$121,161,971	126,134,190	101,944,562	89,306,311	87,451,836
Accumulation unit value	27.122	28.870	24.112	21.912	21.999
Number of accumulation units outstanding	4,467,343	4,369,077	4,227,910	4,075,773	3,975,240
Investment income as a percent of average net assets (1)	1.67%	1.73%	2.03%	1.92%	1.95%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(6.06)	19.73	10.04	(0.40)	11.73
	DR Sustainable US Equity
	2018	2017	2016	2015	2014
Net assets	$34,218,404	36,374,615	32,100,604	29,849,356	31,628,293
Accumulation unit value	20.785	22.070	19.425	17.866	18.734
Number of accumulation units outstanding	1,646,325	1,648,121	1,652,522	1,670,779	1,688,276
Investment income as a percent of average net assets (1)	1.75%	1.13%	1.27%	1.74%	1.31%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(5.82)	13.62	8.73	(4.63)	11.77
	DR Opportunistic Small Cap
	2018	2017**	2016	2015	2014
Net assets	$1,065,547	102,892	—	—	—
Accumulation unit value	8.551	10.726	—	—	—
Number of accumulation units outstanding	124,616	9,593	—	—	—
Investment income as a percent of average net assets (1)	—%	—%	—%	—%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	—	—	—
Total return (3)	(20.28)	7.26	—	—	—
	VG Total Bond Market Index
	2018	2017	2016	2015	2014
Net assets	$19,622,143	18,000,157	15,691,375	13,477,075	11,851,783
Accumulation unit value	13.409	13.630	13.370	13.245	13.400
Number of accumulation units outstanding	1,463,326	1,320,673	1,173,619	1,017,533	884,442
Investment income as a percent of average net assets (1)	2.23%	2.32%	2.20%	2.42%	2.37%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(1.62)	1.95	0.94	(1.16)	4.31
(Continued)

10

AMERICAN FIDELITY SEPARATE ACCOUNT B
Financial Highlights
December 31
	VG Balanced
	2018	2017	2016	2015	2014
Net assets	$86,933,760	85,093,886	70,176,678	57,758,879	51,067,754
Accumulation unit value	21.442	22.534	19.940	18.234	18.492
Number of accumulation units outstanding	4,054,349	3,776,163	3,519,363	3,167,734	2,761,586
Investment income as a percent of average net assets (1)	2.31%	2.28%	2.41%	2.51%	2.74%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(4.85)	13.01	9.36	(1.40)	8.20
	VG Capital Growth
	2018	2017	2016	2015	2014
Net assets	$51,799,073	44,502,600	28,171,742	19,360,657	11,301,841
Accumulation unit value	28.971	29.759	23.448	21.474	21.241
Number of accumulation units outstanding	1,787,978	1,495,425	1,201,454	901,588	532,074
Investment income as a percent of average net assets (1)	0.82%	1.09%	1.08%	0.97%	0.74%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(2.65)	26.92	9.19	1.10	16.66
	VG Total Stock Index
	2018	2017	2016	2015	2014*
Net assets	$54,184,013	53,570,793	42,309,741	35,537,677	33,199,692
Accumulation unit value	12.115	12.991	10.902	9.832	9.944
Number of accumulation units outstanding	4,472,515	4,123,528	3,880,966	3,614,458	3,338,668
Investment income as a percent of average net assets (1)	1.50%	1.85%	1.44%	1.32%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(6.74)	19.16	10.88	(1.13)	(0.56)
	VG Mid Cap Index
	2018	2017	2016	2015	2014*
Net assets	$20,400,083	17,591,592	10,516,593	6,006,322	1,482,746
Accumulation unit value	11.273	12.621	10.759	9.829	10.123
Number of accumulation units outstanding	1,809,647	1,393,854	977,494	611,087	146,477
Investment income as a percent of average net assets (1)	1.25%	1.07%	1.19%	1.03%	—%
Expenses as a percent of average net assets (2)	1.50	1.50	1.50	1.50	1.50
Total return (3)	(10.68)	17.31	9.46	(2.90)	1.23

*	These segregated subaccounts were added as investment options on December 1, 2014. Investment income and expense ratios are annualized and total return is not annualized.
**	The segregated subaccount was added as an investment option on October 1, 2017. Investment income and expense ratios are annualized and total return is not annualized.
***	The segregated subaccount was added as an investment option on May 1, 2018. Investment income and expense ratios are annualized and total return is not annualized.
(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund divided by the average net assets.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	The total return for the period indicated, including changes in the value of the underlying fund, reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

See accompanying notes to financial statements.

11

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2018
(1)	Summary of Significant Accounting Policies
(a)	General
American Fidelity Separate Account B (Account B) is a separate account of American Fidelity Assurance Company (AFA), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The inception date of Account B was October 27, 1997; however, no purchases occurred until operations commenced in January 1998. Account B is an investment company and applies the specialized accounting and reporting guidance in ASC Topic 946 Financial Services – Investment Companies.
The assets of each of the segregated subaccounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by AFA. Contract owners allocate their variable annuity purchase payments to one or more of the segregated subaccounts. Such payments are then invested in the various funds underlying the subaccounts (collectively referred to as the Funds).
One of Account B's subaccounts, the American Fidelity Dual Strategy Fund, Inc., was a mutual fund sponsored by AFA. On November 26, 2014, the American Fidelity Dual Strategy Fund, Inc. was substituted with the Vanguard Total Stock Market Index Fund. Two new sub-accounts, American Fund International and Vanguard Mid-Cap Index, were added on December 1, 2014. Eight sub-accounts were closed on January 20, 2015.  On May 1, 2017 Dreyfus Socially Responsible Growth Fund changed management and name to Dreyfus Sustainable U.S. Equity Portfolio.  BlackRock Value Opportunities Fund changed to BlackRock Advantage U.S. Total Market Fund on June 12, 2017. Effective October 1, 2017 and May 1, 2018, Dreyfus Opportunistic Small Cap and American Blue Chip Income and Growth respectively, were added as new subaccount investment options.
(b)	Investments
Investments in shares of the Funds are stated at fair value, which is the net asset value per share as determined daily by the Funds. Transactions are recorded on a trade‑date basis by the Funds. Income from dividends and gains from realized gain distributions are recorded on the ex‑distribution date.
Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined on the average cost basis.
Account B groups its financial assets measured at fair value in three levels, based on inputs and assumptions used to determine the fair value. These levels are as follows:
•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including Account B's own assumptions used to determine the fair value of investments).
   There were no transfers of securities from Level 1 to Level 2 or vice versa throughout the year.

(Continued)

12

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2018

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used to value Account B’s net assets as of December 31, 2018:

Level 1 – Quoted prices	$513,731,219
Level 2 – Other significant
observable inputs	—
Level 3 – Significant unobservable
inputs	—
Total	$513,731,219

(c)	Income Taxes
Account B is not taxed separately because the operations of Account B are part of the total operations of AFA. AFA files its federal income tax returns, under sections of the Internal Revenue Code (the Code) applicable to life insurance companies, as part of the American Fidelity Corporation and Subsidiaries consolidated federal income tax returns. Account B will not be taxed as a "regulated investment company" under subchapter M of the Code. Based on this, no charge is being made currently to Account B for federal income taxes. AFA will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
The Tax Cuts and Jobs Act of 2017 was enacted on December 22, 2017 and does not impact Account B's tax reporting required by Financial Standards Board (FASB), Accounting Standards Codification (ASC) 740, Income Taxes.
Account B recognizes and measures unrecognized tax positions in accordance with FASB ASC 740. Account B has no unrecognized tax positions at December 31, 2018.
As of December 31, 2018, Account B has no accrued interest and penalties related to unrecognized tax positions. Account B would recognize interest accrued related to unrecognized tax positions in interest expense and penalties accrued in operating expense, should they occur.
The tax years 2015 through 2018 remain open to examination by the major taxing jurisdictions to which Account B is subject. Account B, as part of AFA, is not currently under examination by any taxing authority and does not expect any material changes to its unrecognized tax positions within the next twelve months.
(d)	Annuity Reserves
Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0% to 5% as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to AFA if the reserves required are less than originally estimated.
(Continued)

13

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2018
If additional reserves are required, AFA reimburses Account B. At December 31, 2018, there were no contract owners who had elected the variable annuity method of payout. Accordingly, Account B held no annuity reserves at December 31, 2018.
(e)	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amountsof assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
(2)	Variable Annuity Contracts
AFA manages the operations of Account B and assumes certain mortality and expense risks under the variable annuity contracts. Administrative fees are equal to 0.0004110% of the Funds' daily net assets (0.15% per annum). Distribution fees are equal to 0.0002740% (0.10% per annum). Mortality and expense fees are equal to 0.0034247% of the Funds' daily net assets (1.25% per annum). Policy maintenance charges, which are deducted from contract owners' accounts, are equal to $15 per policy per year after August 1, 2008. Policy maintenance charges are reflected as withdrawal of funds in the accompanying statements of changes in net assets and were as follows for the years ended December 31:
All such fees were paid to AFA.
During the accumulation period, contract owners may partially or totally withdraw from Account B by surrendering a portion or all of their accumulation units. The Code may limit certain withdrawals based upon age, disability, and other factors. When contract owners withdraw, they receive the current value of their accumulation units, less applicable withdrawal charges. These withdrawal charges, assessed through the redemption of units, range from 8% during policy year one to 0% beginning in policy year nine.

14

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2018
(3)	Unit Activity from Contract Transactions
Contract transactions for each segregated subaccount for the years ended December 31, 2018 and 2017 were as follows:
	2018 – Segregated Subaccounts
	American Fund International		AM Blue Chip Income & Growth
	Units	Dollars	Units	Dollars
Payments received	428,058	$5,041,402	26,961	$272,247
Withdrawal of funds	(93,612)	(1,103,225)	(365)	(3,737)
Net change from contract
transactions	334,446	$3,938,177	26,596	$268,510

	2018 – Segregated Subaccounts
	BR Advantage US Total MKT		BR Basic Value
	Units	Dollars	Units	Dollars
Payments received	130,281	$6,256,632	177,490	$4,710,838
Withdrawal of funds	(108,346)	(5,226,921)	(155,786)	(4,161,978)
Net change from contract
transactions	21,935	$1,029,711	21,704	$548,860

	2018 – Segregated subaccounts
	DR Stock Index		DR Sustainable US Equity
	Units	Dollars	Units	Dollars
Payments received	431,145	$12,739,069	121,753	$2,720,141
Withdrawal of funds	(332,879)	(9,884,920)	(123,549)	(2,790,200)
Net change from contract
transactions	98,266	$2,854,149	(1,796)	$(70,059)

	2018 – Segregated subaccounts
	DR VIF Opp Small Cap		VG Total Bond Market Index
	Units	Dollars	Units	Dollars
Payments received	144,529	$1,554,275	294,581	$3,917,852
Withdrawal of funds	(29,506)	(318,464)	(151,928)	(2,019,540)
Net change from contract
transactions	115,023	$1,235,811	142,653	$1,898,312

(Continued)

15

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2018

	2018 – Segregated Subaccounts
	VG Balanced		VG Capital Growth
	Units	Dollars	Units	Dollars
Payments received	539,772	$12,094,589	415,370	$12,988,832
Withdrawal of funds	(261,586)	(5,877,913)	(122,817)	(3,864,306)
Net change from contract
transactions	278,186	$6,216,676	292,553	$9,124,526
		2018 – Segregated Subaccounts
		VG Total Stock Market Index		VG Total Mid Cap Index
		Units	Dollars	Units	Dollars
Payments received		647,074	$8,591,209	558,042	$7,097,583
Withdrawal of funds		(298,087)	(4,013,391)	(142,249)	(1,828,343)
	Net change from contract
	transactions	348,987	$4,577,818	415,793	$5,269,240

	2017 – Segregated Subaccounts
	American Fund International		BR Advantage US Total Market
	Units	Dollars	Units	Dollars
Payments received	382,470	$4,167,558	136,877	$5,905,317
Withdrawal of funds	(73,597)	(818,527)	(92,952)	(4,028,288)
Net change from contract
transactions	308,873	$3,349,031	43,925	$1,877,029

	2017 – Segregated Subaccounts
	BR Basic Value		DR Stock Index
	Units	Dollars	Units	Dollars
Payments received	174,321	$4,341,940	440,675	$11,623,195
Withdrawal of funds	(145,873)	(3,643,701)	(299,508)	(7,930,989)
Net change from contract
transactions	28,448	$698,239	141,167	$3,692,206

	2017 – Segregated Subaccounts
	DR Sustainable US Equity		DR Opportunistic Small Cap
	Units	Dollars	Units	Dollars
Payments received	104,799	$2,198,287	10,524	$107,041
Withdrawal of funds	(109,200)	(2,291,333)	(931)	(9,060)
Net change from contract
transactions	(4,401)	$(93,046)	9,593	$97,981

(Continued)

16

AMERICAN FIDELITY SEPARATE ACCOUNT B
Notes to Financial Statements
December 31, 2018

	2017 – Segregated Subaccounts
	VG Total Bond Market Index		VG Balanced
	Units	Dollars	Units	Dollars
Payments received	264,105	$3,579,336	529,500	$11,188,996
Withdrawal of funds	(117,051)	(1,592,825)	(272,700)	(5,812,127)
Net change from contract
transactions	147,054	$1,986,511	256,800	$5,376,869

	2017 – Segregated Subaccounts
	VG Capital Growth		VG Total Stock Market Index
	Units	Dollars	Units	Dollars
Payments received	377,506	$10,058,298	528,143	$6,300,841
Withdrawal of funds	(83,535)	(2,245,817)	(285,581)	(3,419,550)
Net change from contract
transactions	293,971	$7,812,481	242,562	$2,881,291

	2017-Segregated Subaccounts
	VG Total Mid Cap Index
	Units	Dollars
Payments received	523,006	$6,106,503
Withdrawal of funds	(106,646)	(1,250,224)
Net change from contract
transactions	416,360	$4,856,279

(4)	Subsequent Events
Account B has evaluated subsequent events requiring adjustments or disclosure in the financial statements through February 27, 2018 the date the financial statements were issued.

17

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2018 and 2017
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
American Fidelity Assurance Company:
We have audited the accompanying statutory financial statements of American Fidelity Assurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations, capital and surplus, and cash flow in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in Note 19.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of American Fidelity Assurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each the years in the three-year period ended December 31, 2018.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of American Fidelity Assurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Oklahoma Insurance Department described in Note 1.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I – Summary of Investments – Other than Investments in Related Parties, Schedule III – Supplementary Insurance Information, and Schedule IV – Reinsurance, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7-05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/KPMG LLP
Oklahoma City, Oklahoma
April 19, 2019

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus
December 31, 2018 and 2017

Admitted Assets	2018	2017
Cash and invested assets:
Bonds, at amortized cost (fair value: $4,105,274,207 and
$4,259,537,835 at December 31, 2018 and 2017, respectively)	$4,115,251,600	4,043,435,952
Preferred stocks, at cost (fair value: $4,628,588 and
$5,162,340 at December 31, 2018 and 2017, respectively)	4,211,220	4,211,220
Common stocks, at fair value (cost: $12,581,365 and
$13,382,865 at December 31, 2018 and 2017, respectively)	23,322,478	23,252,191
Common stock, investment in affiliates at equity value	1,139,211	962,932
Mortgage loans on real estate	484,256,052	480,274,494
Investment real estate, at cost (less accumulated depreciation of
$9,186,852 and $8,457,362 at December 31, 2018 and 2017, respectively, and less encumbrances of $31,480,666 and
$32,803,503 at December 31, 2018 and 2017, respectively)	24,071,571	20,496,168
Policy loans	56,675,209	55,266,258
Cash and short-term investments, at cost, which approximates fair value	336,915,573	241,831,403
Other invested assets	40,278,452	23,105,556
Total cash and invested assets	5,086,121,366	4,892,836,174
Life insurance premiums and annuity considerations deferred
and uncollected	38,320,816	38,791,158
Accident and health premiums due and unpaid	54,160,453	51,829,866
Investment income due and accrued	40,490,632	40,109,898
Amounts recoverable from reinsurers	3,162,472	1,275,751
Other receivables under reinsurance contracts	8,271,235	11,558,586
Equipment, at cost (less accumulated depreciation of $528,271 and
$313,482 at December 31, 2018 and 2017, respectively)	116,824	336,914
Deferred tax assets	28,072,095	24,838,194
Other assets	87,687,289	53,368,892
Separate Accounts’ assets	754,806,790	781,742,340
Total admitted assets	$6,101,209,972	5,896,687,773

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus
December 31, 2018 and 2017

Liabilities and Capital and Surplus	2018	2017
Aggregate reserves:
Life policies and contracts	$2,414,343,414	2,328,051,699
Accident and health policies	709,006,176	661,508,564
Total aggregate reserves	3,123,349,590	2,989,560,263
Policy and contract claims reserves	116,179,693	106,663,883
Liability for premiums and other deposit funds	336,082	8,925,655
Remittances and items not allocated	21,444,809	19,868,845
General insurance expenses, taxes, licenses, and fees
due or accrued	104,023,684	83,886,053
Funds held under coinsurance	706,187,716	724,753,162
Other liabilities	271,986,543	252,992,978
Borrowed money	497,669,116	497,670,254
Separate Accounts’ liabilities	754,806,790	781,742,340
Total liabilities	5,595,984,023	5,466,063,433
Capital and surplus:
Common stock, par value $10 per share, 250,000 shares
authorized, issued, and outstanding	2,500,000	2,500,000
Additional paid-in capital	5,887,698	5,887,698
Unassigned surplus	496,838,251	422,236,642
Total capital and surplus	505,225,949	430,624,340
Commitments and contingencies
Total liabilities and capital and surplus	$6,101,209,972	5,896,687,773
See accompanying notes to statutory financial statements.

GAMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2018, 2017 and 2016

	2018	2017	2016
Income:
Life insurance premiums and annuity considerations	$352,337,715	277,014,197	269,132,871
Accident and health insurance premiums	739,319,233	680,365,036	637,451,328
Net investment income (less investment expenses of $33,696,562,
$33,617,790, and $32,288,799 in 2018, 2017, and 2016, respectively)	184,959,903	178,067,273	175,492,628
Commissions and expense allowances on reinsurance ceded	(5,957,867)	(9,320,885)	(11,980,402)
Other income	56,076,296	48,092,873	44,734,212
Total income	1,326,735,280	1,174,218,494	1,114,830,637
Benefits and other deductions:
Death benefits and matured endowments	29,675,601	25,688,445	27,772,465
Annuity benefits	59,117,815	8,606,590	9,017,760
Accident and health and disability benefits	368,901,423	319,679,930	279,479,902
Interest and adjustments on policy or deposit-type contract funds	383,344	413,696	315,282
Other benefits to policyholders and beneficiaries	131,961,474	121,165,678	106,659,685
Increase in aggregate reserves for future policy benefits	133,789,327	182,263,256	219,515,930
Commissions on premiums and annuity considerations	145,679,305	132,173,398	120,283,886
Commissions and expense allowances on reinsurance assumed	13,121,320	13,378,325	12,339,862
General insurance expenses, taxes, licenses, and fees	316,679,535	261,853,121	231,436,106
Other	27,463,979	6,765,911	1,129,201
Total benefits and other deductions	1,226,773,123	1,071,988,350	1,007,950,079
Net gain from operations before federal income taxes and
net realized capital gains (losses)	99,962,157	102,230,144	106,880,558
Federal income taxes	7,521,969	31,554,611	32,030,414
Net gain from operations before net realized capital gains (losses)	92,440,188	70,675,533	74,850,144
Net realized capital gains (losses), net of federal income tax expense (benefit)
of ($9,142,363), $9,447,403, and $7,278,712 in 2018, 2017, and 2016,
respectively (excluding gains (losses) of ($4,218,990), $16,242,903, and
$12,699,868 transferred to the interest maintenance reserve in 2018, 2017,
and 2016, respectively)	6,448,632	(4,477,008)	1,584,125
Net income	$98,888,820	66,198,525	76,434,269
See accompanying notes to statutory financial statements.

GG AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2018, 2017, and 2016

	2018	2017	2016
Capital and surplus, beginning of year	$430,624,340	414,602,457	408,497,516
Net income	98,888,820	66,198,525	76,434,269
Change in net unrealized capital gains, net of tax benefit
(expense) of $40,364, $607,835, and ($258,915) for 2018, 2017, and 2016, respectively	8,814,035	2,203,033	431,579
Change in net deferred taxes	(3,533,775)	(32,231,203)	4,865,153
Change in nonadmitted assets	10,497,598	18,927,609	(19,814,729)
Change in asset valuation reserve	(4,822,912)	(2,673,790)	(6,297,898)
Dividends to stockholder	(35,000,000)	(35,000,000)	(45,000,000)
Change in liability for reinsurance in unauthorized companies	22,981	(1,252,401)	381,660
Correction of error, net of tax expense of $0, $0, and $2,528,052
for 2018, 2017, and 2016, respectively (note 1)	—	—	(5,855,896)
Other changes	(265,138)	(149,890)	960,803
Net change in capital and surplus	74,601,609	16,021,883	6,104,941
Capital and surplus, end of year	$505,225,949	430,624,340	414,602,457
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2018, 2017, and 2016
	2018	2017	2016
Premiums and annuity considerations, net of reinsurance	$1,091,465,791	939,495,468	900,614,869
Allowances and reserve adjustments on reinsurance ceded	(5,957,867)	(9,320,885)	(11,980,402)
Investment income received	182,510,343	177,655,461	174,392,452
Other income	49,891,286	41,853,449	40,229,702
Life and accident and health claims paid	(390,836,382)	(355,803,263)	(336,633,908)
Surrender benefits and other fund withdrawals paid	(131,850,901)	(121,043,482)	(106,521,586)
Other benefits to policyholders paid	(83,588,529)	(8,728,786)	(9,155,859)
Commissions and other expenses paid	(454,077,905)	(408,083,202)	(365,788,138)
Federal income taxes paid	(9,602,014)	(35,368,482)	(41,065,332)
Dividends paid to policyholders	(884,406)	(795,603)	(488,797)
Net cash from operations	247,069,416	219,860,675	243,603,001
Proceeds from investments sold, matured, or repaid:
Bonds	492,427,928	739,805,969	763,901,133
Stocks	1,553,668	1,549,846	2,514,516
Mortgage loans	69,461,272	51,610,622	50,247,283
Other	265,306	33,879,265	2,803,089
Total investment proceeds	563,708,174	826,845,702	819,466,021
Cost of investments acquired:
Bonds	(567,992,125)	(883,786,844)	(894,371,627)
Stocks	—	(145,376)	—
Mortgage loans	(73,442,830)	(89,283,592)	(99,568,000)
Other	(18,175,686)	(33,469,917)	(1,940,513)
Total investments acquired	(659,610,641)	(1,006,685,729)	(995,880,140)
Net change in policy loans and loans on fund deposits	(1,408,951)	(2,048,228)	(544,385)
Net cash from investing	(97,311,418)	(181,888,255)	(176,958,504)
Borrowed money	—	—	(25,160,319)
Other cash provided	36,178,981	109,354,854	2,963,162
Dividends paid to stockholder	(35,000,000)	(35,000,000)	(45,000,000)
Other cash applied	(55,852,809)	(14,005,818)	(31,125,621)
Net cash from financing and miscellaneous sources	(54,673,828)	60,349,036	(98,322,778)
Net change in cash and short-term investments	95,084,170	98,321,456	(31,678,281)
Cash and short-term investments, beginning of year	241,831,403	143,509,947	175,188,228
Cash and short-term investments, end of year	$336,915,573	241,831,403	143,509,947
See accompanying notes to statutory financial statements.

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(1)	Significant Accounting Policies
(a)	Business
American Fidelity Assurance Company (AFA or the Company) provides a variety of financial services. AFA is a wholly owned subsidiary of American Fidelity Corporation (AFC), a Nevada insurance holding company. AFA is domiciled in the state of Oklahoma. The Company is subject to state insurance regulations and periodic examinations by state insurance departments.
AFA is licensed in 49 states, as well as the District of Columbia, American Samoa, Puerto Rico, and Guam, with approximately 39% of direct premiums written in Oklahoma, Texas, and California. Activities of AFA are largely concentrated in the group disability income, group and individual annuity, supplemental health, and individual medical markets. In addition, individual and group life business is also conducted. The main thrust of AFA’s sales is worksite marketing of voluntary products through the use of payroll deduction. The Company sells these voluntary products through a salaried sales force that is broken down into two primary divisions: the Association Worksite Division (AWD) and American Fidelity Educational Services (AFES). AWD specializes in voluntary disability income insurance programs aimed at selected groups and associations whose premiums are funded by employees through payroll deductions. AFES focuses on marketing to public school employees with voluntary insurance products such as disability income, tax‑sheltered annuities, life insurance, dread disease, and accident only. These premiums are also funded by employees through payroll deductions. The expertise gained by the Company in worksite marketing of voluntary products is used by the Strategic Alliances Division in developing products to meet special situations. The Life Division was formed upon the acquisition of a block of life business in 2000. This division is marketing individual life products through independent brokers in the United States of America and Latin America.
These statutory financial statements were prepared for the purpose of filing with the various state insurance departments.
In 2016, the Company discovered an error in the amounts recorded for group medical payables and receivables related to ceded insurance contracts.  The majority of the cumulative amount was created by the application of incorrect contractual percentages on certain arrangements since 2007.  The cumulative impact of this error was recorded in 2016 as an adjustment to the beginning of year surplus. The error had accumulated over the 9-year period, thus the misstatement in a single year was not material.  The remainder of the cumulative amount resulted from incorrect postings of receivables dating back to 2000.  Total impact of the error to 2016 beginning of period capital and surplus was approximately $5,900,000.
(b)	Basis of Presentation
The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles (GAAP). Effective January 1, 2001, the National Association of Insurance Commissioners (NAIC) and the Oklahoma Insurance Department required that insurance companies domiciled in the state of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual Statements of Statutory Accounting Principles (SSAP) subject to any deviations prescribed or permitted by the Insurance Commissioner of the state of Oklahoma (the Commissioner). There are no differences between the accounting practices prescribed or permitted by the Oklahoma Insurance Department and the accounting practices prescribed and permitted by the NAIC. There have been no permitted practices granted to the Company for 2018, 2017, and 2016 by the Oklahoma Insurance Department.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

SSAP differ from GAAP in several respects, which cause differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal SSAP that differ from GAAP include the following:
•	The financial statements of subsidiaries are not consolidated and are accounted for as investments in common stock.
•
Investments in bonds and preferred stocks are carried amortized cost, cost, or the lower of cost or fair value; under GAAP, investments in bonds and preferred stock, other than those classified as held‑to‑maturity, are carried at fair value.

•
Certain assets (principally certain deferred taxes, furniture, equipment, prepaid expenses, and premiums due from policyholders, agents’ balances, and amounts recoverable from reinsurers over 90 days) have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under GAAP, such amounts are carried at amortized cost with the appropriate valuation allowance, when necessary.

•
Aggregate reserves for life, annuities, and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals except where allowed. Morbidity assumptions are based on the statutory morbidity requirements or Company’s experience where allowed. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions that were appropriate at the time the policies were issued or acquired, or (ii) the account value for certain contracts without significant life contingencies.

•
The interest maintenance reserve (IMR) represents the deferral of interest‑related realized gains and losses, net of tax, on primarily fixed maturity investments, which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

•
Deferred income taxes are recognized for both SSAP and GAAP; however, the amount permitted to be recognized is generally more restrictive under SSAP and the change in deferred taxes is reported as a direct charge to surplus.

•
The asset valuation reserve (AVR) represents a contingency reserve for credit‑related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.

•
Policy acquisition costs are expensed as incurred, while under GAAP, successful acquisition costs are deferred and recognized over either (1) the expected premium‑paying period or (2) the estimated life of the contract.

•	Reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance receivable.
•
A 100% provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned surplus. Under GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

•
The statements of operations are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue, but as deposits.

•
Revenues for universal life policies and investment products consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves, unless the products do not incorporate mortality or morbidity risk. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

•
The statements of cash flow differ in certain respects from the presentation required under GAAP, including the presentation of the changes in cash and short‑term investments instead of cash and cash equivalents. Short‑term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

•	A statement of comprehensive income is not required for SSAP reporting.
(c)	Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department, Annual Statement Instructions, and NAIC Manual requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in the period in which they occur. Principal estimates that could change in the future are the fair value of investments, whether a security is other‑than‑temporarily impaired, and the actuarial assumptions used in establishing policy liabilities.
(d)	Investments in Affiliates, Joint Ventures, Partnerships, or Limited Liability Companies
The statutory financial statements include the Company’s investment in its wholly owned subsidiaries. Intercompany accounts and transactions have not been eliminated in the statutory financial statements. The Company’s wholly and majority‑owned subsidiaries at December 31, 2018 and 2017 are noninsurance entities that have no significant ongoing operations other than to hold assets that are primarily for the direct or indirect benefit or use of the Company or its affiliates, and are carried at the underlying equity of the respective entity’s financial statements adjusted to a statutory basis of accounting.
The Company’s investments in joint ventures, partnerships, and limited liability companies are recorded at cost, adjusted for the Company’s share of the GAAP basis earnings or losses of the investee, net of any distributions received. Such investments are reported as other invested assets and the related adjustments are reported as unrealized capital gains or losses in surplus.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(e)	Investments
The investment portfolio includes bonds, preferred stocks, common stocks, mortgage loans, real estate, policy loans, other invested assets, and short‑term investments.
Investments are carried in accordance with rules established by the NAIC. Bonds are carried at cost, adjusted where appropriate for accretion of premium or amortization of discount using the scientific interest method and taking into consideration stated interest and principal provisions. Additionally, bonds rated as NAIC 6 are carried at the lower of their cost or fair market value. Preferred stocks are carried at the lower of cost or fair value since there is no premium or discount. Common stocks are carried at fair value. Policy loans are stated at their aggregate unpaid balances. Mortgage loans on real estate are stated at their aggregate unpaid balances. Real estate held for investment is carried at cost less accumulated depreciation and encumbrances. Encumbrances as of December 31, 2018 and 2017 were approximately $31,481,000 and $32,804,000, respectively. The promissory note bears interest at 4.32% and is due in monthly installments of approximately $103,000 (including interest) to 2022. Property occupied by the Company is carried at cost, less accumulated depreciation.
Realized gains or losses are determined on the specific identification basis. Unrealized gains and losses on common stocks of affiliates and nonaffiliates are accounted for as direct increases or decreases in surplus.
Because the Company’s primary business is in the insurance industry, the Company holds a significant amount of assets that it intends to match with its liabilities in relation to maturity and interest margin. In order to maximize earnings and minimize risk, the Company invests in a diverse portfolio of investments. The portfolio is diversified by geographic region, investment type, underlying collateral, maturity, and industry. Management does not believe that the Company has any significant concentrations of credit risk in its investments.
The Company generally does not invest in any low investment‑grade high‑yield investment bonds (junk bonds). Certain bonds are guaranteed by the U.S. government. The Company limits its risks by investing in bonds and stocks of rated companies, mortgage loans adequately collateralized by real estate, selective real estate supported by appraisals, and policy loans collateralized by policy cash values. In addition, the Company performs due diligence procedures prior to making mortgage loans. These procedures include evaluations of the credit worthiness of the mortgagees and/or tenants and independent appraisals.
The maximum and minimum lending rates for mortgage loans originated during 2018 were 5.06% and 4.17%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2017 were 4.70% and 4.00%, respectively. The maximum and minimum lending rates for mortgage loans originated during 2016 were 4.70% and 4.00%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80% during 2018, 2017, and 2016. During 2018, 2017, and 2016, the Company did not reduce interest rates on any outstanding mortgage loans. The Company held no mortgages with interest more than 180 days past due or impaired mortgage loans.
For loan‑backed securities, the Company has elected to use the carrying value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. In 2018, 2017, and 2016, the Company had no changes from the retrospective to prospective methodology due to negative yield on specific securities. Prepayment assumptions for single class and multiclass mortgage‑backed/asset‑backed securities were obtained from broker‑dealer survey values or internal estimates.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company periodically reviews its investment portfolio to determine if provisions for possible losses or provisions for other‑than‑temporary impairment (OTTI) are necessary. In connection with this determination, management reviews published market values, credit ratings, independent appraisals, expected cash flows, and other valuation information. Securities with impairments are written down to the present value of expected cash flows to be collected rather than fair value unless the Company has the intent to sell or inability to retain the security until recovery of amortized cost. For the year ended December 31, 2018, the Company recorded approximately $1,926,000 of OTTI. For the year ended December 31, 2017, the Company recorded approximately $5,000,000 of OTTI. For the year ended December 31, 2016, the Company recorded $157,000 of OTTI.  While management believes that no additional provisions for OTTI are currently necessary, adjustments may be necessary in the future due to changes in economic conditions. In addition, regulatory agencies periodically review investment valuation as an integral part of their examination process. Such agencies may require the Company to recognize adjustments based upon available information and judgments of the regulatory examiners at the time of their examination.
(f)	Equipment
Equipment consists of electronic data processing equipment and is stated at cost less accumulated depreciation. Equipment is depreciated on a straight‑line basis using estimated lives of five to ten years. Additions, renewals, and betterments are capitalized. Expenditures for software, maintenance, and repairs are expensed. Upon retirement or disposal of an asset, the asset and related accumulated depreciation are eliminated and any related gain or loss is included in income.
(g)	Company‑Owned Life Insurance
The Company is the owner of three single premium insurance policies and one group variable life insurance policy for certain current executives of the Company, where the Company is the beneficiary. These policies, accounted for using the investment method, were purchased in 2018, 2010 and in 2014. The policies are recorded in other assets at their net cash surrender values, as reported by the four issuing insurance companies, whose Standard & Poor’s financial strength ratings are AA+ for the single premium insurance policies and A for the group variable life insurance policy. The net cash surrender values totaled approximately $66,423,000 and $34,812,000 as of December 31, 2018 and 2017, respectively. The face value (death benefit) of the life insurance policies underlying the contracts was approximately $184,584,000 and $80,488,000 as of December 31, 2018 and 2017, respectively.
(h)	Premiums
Life premiums are recognized as revenue when the policy is written and on each anniversary date thereafter. Accident and health premiums are recognized when due from the policyholder. Both life and accident and health premiums are increased by reinsurance premiums assumed and reduced by reinsurance premiums ceded. Contracts issued that do not incorporate mortality or morbidity risk are not accounted for as insurance contracts. Amounts received as payments for such contracts are recorded as direct increases to the policy reserves.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company estimates accrued retrospective premium adjustments (premium rate stabilization) for certain contracts in its group health and group life business based on contractually determined formulas by group. The amount of net premiums written by the Company for the years ended December 31, 2018, 2017, and 2016 that were subject to retrospective rating features was approximately $190,000, $199,000 and $214,000, respectively, which represented approximately 0.05%, 0.05%, and 0.06% of net premiums written for group health and group life products in 2018, 2017, and 2016, respectively. No other net premiums written by the Company were subject to retrospective rating features.
(i)	Reinsurance
The Company accounts for reinsurance transactions as prescribed by the applicable accounting standards, which require the reporting of reinsurance transactions relating to the statements of admitted assets, liabilities, and capital and surplus on a net basis and precludes immediate gain recognition on reinsurance contracts.
(j)	Income Taxes
Current income taxes incurred includes current income taxes for the amount of federal income taxes paid or payable for the current year. These amounts are determined based on estimates of federal income taxes for the current year, including tax contingencies and benefits. The Company’s current tax recoverable is reported as a component of other assets and current tax payable is reported as a component of other liabilities. The changes in current taxes are reflected in the statutory statements of operations.
Deferred income tax assets and liabilities are determined based on differences between statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss, capital loss, and tax credit carryforwards. Temporary differences related to AVR and IMR are not included in the determination of gross deferred income taxes while temporary differences for unrealized gains/losses and nonadmitted assets are included. Gross deferred tax assets are reduced by a valuation allowance if it is more-likely-than-not (i.e. greater than 50% likelihood) that some portion or all of the gross deferred tax assets will not be realized. The deferred tax assets and liabilities are measured using federal enacted tax rates. Deferred income tax assets are limited as to their admissibility. The changes in net deferred tax assets and liabilities are reflected in surplus. The Company’s net admitted deferred tax assets are reported as a component of other assets.
(k)	Policy Liabilities
Aggregate reserves for life policies and contracts include reserve amounts principally for life insurance policies, payout annuity policies, and disability insurance policies. The life insurance reserves are principally based on the 1941, 1958, 1980, 2001 and 2017 Commissioners Standard Ordinary (CSO) mortality tables, and are established with interest rate assumptions ranging from 2.0% to 6.0%. Annuity insurance reserves are established with interest rate assumptions ranging from 3.0% to 8.8%. Disability reserves are principally based on the 2012 Group Long Term Disability Table, with adjustments for actual Company experience. The tabular interest, tabular less actual reserves released, and the tabular cost have been determined by formula. Aggregate reserves for accident and health policies include the present value of amounts not yet due on claims, additional reserves, and unearned premiums.
Policy and contract claims reserves include a provision for reported claims and claims incurred but not reported. The provision for claims incurred but not reported is estimated based primarily on Company experience. Although these provisions are the Company’s best estimate of the ultimate value, the actual results may vary from these values.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Liability for premiums and other deposit funds include reserves for qualified before tax annuities and other accumulation policies that do not subject the Company to any risks from policyholder mortality and morbidity. Such reserves are established using guaranteed interest rates of 3.0% to 7.5%.
The Company has a significant amount of allocated deferred annuity contracts with life contingencies. The liability for these contracts is recorded as aggregate reserves for life policies and contracts. The Company also has annuities certain without life contingencies. The liability for these contracts is recorded as a liability for premiums and other deposit funds.
The Company started issuing business in 2017 on the 2017 CSO table for life products where approved. There were two valuation basis changes for reserves in 2016. Disability reserves moved from the 1987 Commissioners Group Disability Table to the 2012 Group Long Term Disability Table. Group term life waiver of premium reserves moved from the 1952 Disability Study, period 2, with the 1958 CSO mortality table to the 2005 Group Term Life Waiver Reserve Table.
The Company waives deduction of deferred fractional premiums upon death of the insured, and returns any portion of the final premium beyond the month of death for policies developed and issued subsequent to December 1977.
Surrender values are not promised in excess of the legally computed reserves.
Extra premiums are charged for substandard lives in addition to the regular gross premium for the true age.
Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding in addition one‑half of the extra premium charge for the year.
The Company had approximately $1,305,394,000 and $1,570,099,000 of insurance in force (after reinsurance ceded) for which the gross premiums are less than the net premiums according to the standard valuation set by the state of Oklahoma at December 31, 2018 and 2017, respectively.
The Company had approximately $34,709,000 and $43,876,000 as of December 31, 2018 and 2017, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at book value less current surrender charge of 5% or more. As of December 31, 2018 and 2017, the Company has approximately $746,745,000 and $774,454,000, respectively, of annuity actuarial reserves and deposit liabilities that were subject to discretionary withdrawal at market value where the withdrawal of the funds is payable at the current market value of the assets supporting the liabilities. Annuity reserves and deposit liabilities that were subject to discretionary withdrawal at book value without adjustment were approximately $1,883,672,000 and $1,793,827,000 as of December 31, 2018 and 2017, respectively. There were approximately $46,426,000 and $56,759,000 of annuity reserves and deposit liabilities that are not subject to discretionary withdrawal at December 31, 2018 and 2017, respectively. At December 31, 2018 and 2017, the total gross annuity actuarial reserves and deposit liabilities were approximately $2,711,552,000 and $2,668,916,000, respectively, and the net annuity actuarial reserves and deposit liabilities were approximately $2,706,415,000 and $2,663,595,000, respectively. The ceded amount of annuity actuarial reserves and deposit liabilities was approximately $5,137,000 and $5,321,000 as of December 31, 2018 and 2017, respectively. The Company’s earnings related to these products are impacted by conditions in the overall interest rate environment.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(l)	Capital and Surplus
Capital and surplus of the Company is restricted as to payment of dividends by statutory limitations applicable to insurance companies. Without prior approval of the respective state insurance department, dividends that can be paid are generally limited to the greater of 10% of statutory capital and surplus or the statutory net gain from operations before net realized capital gains/losses reported for the previous calendar year. The maximum dividend payout, which may be made without prior approval in 2019, is approximately $92,440,000.
The Oklahoma Insurance Department has adopted Risk‑Based Capital (RBC) requirements for life insurance companies. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. RBC provides for surplus formulas similar to target surplus formulas used by commercial rating agencies. The formulas specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk, and are set forth in the RBC requirements. The Company has calculated RBC in accordance with the NAIC’s Model Rule and RBC rules as adopted by the Oklahoma Insurance Department. The RBC, as calculated by the Company, exceeds levels requiring Company or regulatory action at December 31, 2018 and 2017.
(m)	Separate Accounts
The Company maintains a separate account under Oklahoma insurance law designated as American Fidelity Separate Account A (Account A). Account A was formerly known as American Fidelity Variable Annuity Fund A, and operated as an open‑end diversified management investment company from 1968 to 1998. Effective January 1, 1999, it was converted to a unit investment trust separate account, and it transferred its investment portfolio to the American Fidelity Dual Strategy Fund, Inc. (the Fund), an open‑end investment company sponsored by AFA, in exchange for shares of the Fund.
On November 25, 2014, Account A’s investment in the Fund was substituted with the Vanguard Total Stock Market Index Fund. Under Oklahoma law, the assets of Account A are segregated from the Company’s assets, are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The Company also maintains separate accounts under Oklahoma insurance law designated as American Fidelity Separate Account B (Account B) and American Fidelity Separate Account C (Account C). Account B and Account C are registered as unit investment trusts under the Investment Company Act of 1940, as amended. Under Oklahoma law, the assets of each of the ten (10) segregated subaccounts of Account B and the ten (10) segregated subaccounts of Account C are held for the exclusive benefit of the variable annuity contract owners, and are not chargeable with liabilities arising out of the business conducted by any other account or by the Company.
The separate accounts maintained by the Company represent funds for nonguaranteed variable annuities. The assets of these accounts are carried at market value. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of the account value or the premium paid. The minimum guaranteed death benefit reserve is held in the Company’s general account. For the years ended December 31, 2018, 2017, and 2016 the amount of premiums, considerations, or deposits for the year was approximately $75,231,000, $74,957,000, and $67,998,000, respectively.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(n)	Correction of Presentation of Separate Accounts Activity
In 2018, the Company revised its reporting to properly present the premiums and annuity activity related to the separate accounts in its statements of operations in accordance with SSAP No. 56. As a result, the statement of operations for the year ended 2018 include approximately $75,231,000 in “life insurance premiums and annuity considerations,” which is offset by an increase of $50,871,000 in “annuity benefits” and an increase for net transfers of $24,360,000 in “other benefits and deductions” on the statement of operations.  These amounts represent the separate account activity that is passed through the Company’s statement of operations and is reported in the reconciliation table in footnote 5, Separate Accounts.  In accordance with SSAP No. 3, the 2017 and 2016 balances in the statements of operations were not changed to reflect the correct presentation. Net transfers to separate accounts were presented as equal to the change in expense allowance in 2017 and 2016.  The change in presentation had no impact on surplus or net income.
(2)	Admitted and Nonadmitted Assets
Assets in the statutory statements of admitted assets, liabilities, and capital and surplus are stated at admitted asset values, which are the values permitted to be reported in the annual report to the Oklahoma Insurance Department. All other assets are “nonadmitted assets” and are excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to surplus. Nonadmitted assets as of December 31 are as follows:

	2018	2017
Prepaids, deposits, and other receivables	$7,665,554	8,855,125
Agents’ balances	26,904	39,277
Deferred tax asset	24,006,062	30,733,374
Leasehold improvements	19,061,294	21,629,636
	$50,759,814	61,257,412
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(3)	Fair Value of Financial Instruments
A summary of the Company’s financial instruments and the fair value estimates, methods, and assumptions is set forth below:
		Estimated fair value as of December 31, 2018
	Admitted
	assets	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and short-term
investments	$336,915,573	336,915,573	—	—	336,915,573
Bonds	4,115,251,600	24,200,433	3,601,822,771	479,251,003	4,105,274,207
Common and preferred stock	28,672,909	23,700,796	1,258,513	4,130,968	29,090,277
Mortgage loans	484,256,052	—	—	490,749,585	490,749,585
Financial liabilities:
Certain policy liabilities	1,936,558,042	—	—	1,937,397,267	1,937,397,267
Borrowed money	497,669,116	—	494,665,695	—	494,665,695
		Estimated fair value as of December 31, 2017
	Admitted
	assets	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and short-term
investments	$241,831,403	241,831,403	—	—	241,831,403
Bonds	4,043,435,952	21,140,938	3,610,267,203	628,129,694	4,259,537,835
Common and preferred stock	28,426,343	23,725,544	156,727	5,495,192	29,377,463
Mortgage loans	480,274,494	—	—	488,921,484	488,921,484
Financial liabilities:
Certain policy liabilities	1,856,987,606	—	—	1,858,391,904	1,858,391,904
Borrowed money	497,670,254	—	474,352,172	—	474,352,172
(a)	Cash and Short‑Term Investments
The carrying amounts of the financial instruments listed above approximate their fair values because they mature within a relatively short period of time, and do not present unanticipated credit concerns.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(b)	Bonds, Common Stocks and Preferred Stocks
For fixed maturities and marketable equity securities, for which market quotations generally are available, the Company primarily uses independent pricing services to assist in determining fair value measurements. When the fair value of certain securities is not readily available, the fair value estimates are based on quoted market prices of similar instruments adjusted for the differences between the quoted instruments and the instruments being valued, or fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with comparable maturities as the investments being valued. The Company’s investments also include certain less liquid or private fixed maturity debt securities, such as private placements and certain structured notes. Valuations are estimated based on nonbinding broker prices or valuation models discounted cash flow models and other similar techniques that use observable or unobservable inputs and are considered Level 3.
The fair value of equity securities unaffiliated investments of the Company is based on quotations from independent pricing services, bid prices published in financial newspapers, or bid quotations received from securities dealers. Equity securities affiliated are reported at book value, which approximates fair value.
(c)	Mortgage Loans on Real Estate
Fair values are estimated for portfolios of loans with similar characteristics. Commercial mortgage loans have average net yield rates of 4.58% and 4.66% for December 31, 2018 and 2017, respectively. The fair value of mortgage loans was calculated by discounting scheduled cash flows to maturity using estimated market discount rates of 4.39% and 4.36% for December 31, 2018 and 2017, respectively. These rates reflect the credit and interest rate risk inherent in the loans. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The fair value of certain residential loans is based on the approximate fair value of the underlying real estate securing the mortgages.
(d)	Policy Loans
Policy loans have average interest yields of 5.91% and 5.97% as of December 31, 2018 and 2017, respectively, and have no specified maturity dates. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that the Company has in force and cannot be valued separately; therefore, are not presented in the previous table.
(e)	Certain Policy Liabilities
Certain policies sold by the Company are investment‑type contracts. These liabilities are segregated into two categories: premiums and other deposit funds and immediate annuities. These liabilities are further defined to segregate the deferred annuity contract with life contingencies, which are reported as aggregate reserves for life policies and contracts. The fair value of aggregate reserves for life policies and contracts is estimated as the fund value of each policy less applicable surrender charges. The fair value of the immediate annuities without life contingencies and premiums and other deposit funds is estimated as the discounted cash flows of expected future benefits less the discounted cash flows of expected future premiums, using the current pricing assumptions.
 (continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
	2018		2017
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Aggregate reserves
for life policies
and contracts	$1,912,520,605	1,911,471,263	1,831,470,989	1,830,296,090
Annuities	24,037,437	25,926,004	25,516,617	28,095,814

(f)	Borrowed Money
The fair value of the Company’s notes payable is estimated by the present value of a stream of future expected cash flows using an appropriate discount rate. Discount factors are based on the LIBOR/Swap curve.
(g)	Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These fair value estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they reflect income taxes on differences between fair value and tax basis of the assets. Because no established exchange exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.
(h)	Fair Value Hierarchy
The following are the levels of hierarchy and a description of the type of valuation inputs that are used to establish each level:
Level 1 inputs are quoted in active markets for identical securities.
Level 2 inputs are other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 inputs are significant unobservable inputs (including the Company’s own assumptions used to determine the fair value of investments).

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Assets that are recorded at fair value are categorized into a three‑level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2018 are as follows:
	Level 1	Level 2	Level 3	Total
Assets recorded at fair value:
Bonds – industrial and
miscellaneous	$23,183,381	3,055,236	—	26,238,617
Common stock – unaffiliated	23,203,177	119,301	—	23,322,478
Common stock – affiliated	—	1,139,211	—	1,139,211
Total assets at
fair value	$46,386,558	4,313,748	—	50,700,306

The following table presents the change for the year ended December 31, 2018 in the assets measured at fair value using unobservable inputs (Level 3):

Loan-backed
securities
Beginning balance	$1,781,086
Transfers in	—
Transfers out	—
Total gain (loss) included in net income	1,307,118
Total gain (loss) included in surplus	195,673
Purchases	—
Issuances	—
OTTI	—
Sales	(3,283,877)
Settlements	—
Ending balance	$—

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
Assets that are recorded at fair value are categorized into a three level fair value hierarchy as required by SSAP No. 100, Fair Value Measurements. The balances of these assets as of December 31, 2017 are as follows:

	Level 1	Level 2	Level 3	Total
Assets recorded at fair value:
Bonds – industrial and
miscellaneous	$20,093,868	2,790,676	1,781,086	24,665,630
Common stock – unaffiliated	23,095,464	156,727	—	23,252,191
Common stock – affiliated	—	962,932	—	962,932
Total assets at
fair value	$43,189,332	3,910,335	1,781,086	48,880,753

The following table presents the change for the year ended December 31, 2017 in the assets measured at fair value using unobservable inputs (Level 3):
Loan-backed
securities
Beginning balance	$1,835,158
Transfers in	—
Transfers out	—
Total gain (loss) included in net income	90,188
Total gain (loss) included in surplus	5,941
Purchases	—
Issuances	—
OTTI	—
Sales	(150,201)
Settlements	—
Ending balance	$1,781,086

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(4)	Investments
Investment income for the years ended December 31 is summarized below:

	2018	2017	2016
Interest on bonds	$180,346,598	175,570,134	176,503,325
Dividends on preferred and common stocks	314,170	312,896	311,726
Interest on mortgage loans	24,558,391	24,897,481	22,993,619
Investment real estate income	8,459,581	6,844,174	3,987,896
Interest on policy loans	3,305,649	3,240,046	3,274,867
Interest on cash and short-term investments and other	1,372,076	820,332	709,994
	218,356,465	211,685,063	207,781,427
Less investment expenses	33,396,562	33,617,790	32,288,799
Net investment income	$184,959,903	178,067,273	175,492,628

Realized gains (losses) for the years ended December 31 consisted of the following:

	2018	2017	2016
Bonds	$(4,547,506)	25,901,289	20,855,691
OTTI	(1,926,441)	(5,000,000)	(157,009)
	(6,473,947)	20,901,289	20,698,682
Common stocks of nonaffiliates	752,169	660,753	1,074,925
Real estate	(820,296)	—	—
Other capital loss	(370,647)	(348,744)	(210,902)
Total realized gains (losses) before federal
income taxes and IMR transfers	(6,912,721)	21,213,298	21,562,705
Federal income tax expense (benefits)	(9,142,363)	9,447,403	7,278,712
Less IMR transfers	(4,218,990)	16,242,903	12,699,868
Net realized gains (losses)	$6,448,632	(4,477,008)	1,584,125

The gross unrealized gains on common stocks of nonaffiliates were approximately $10,741,000, $9,869,000, and $9,052,000, in 2018, 2017, and 2016, respectively. The gross unrealized losses on common stocks of nonaffiliates were approximately $0, $0, and $9,400 in 2018, 2017, and 2016, respectively.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The carrying value and estimated fair value of bonds, preferred stock, and common stock at December 31 are as follows:

	2018
	Carrying	Gross	Gross
	value/	unrealized	unrealized
	cost	gains	losses	Fair value
U.S. Treasury
securities	$1,006,957	10,094	—	1,017,051
U.S. government
agency obligations	2,780,932	190,689	—	2,971,621
Special revenue	420,553,110	8,181,696	(26,611,053)	402,123,753
States, territories, and
political subdivisions	467,834,029	24,468,961	(590,751)	491,712,239
Foreign government	28,159,997	1,215,173	—	29,375,170
Corporate bonds	2,307,793,450	56,359,524	(74,822,358)	2,289,330,616
Loan-backed securities	863,939,743	16,672,110	(15,051,478)	865,560,375
SVO Identified Funds	23,183,382	—	—	23,183,382
Total bonds	4,115,251,600	107,098,247	(117,075,640)	4,105,274,207
Preferred stocks	4,211,220	417,368	—	4,628,588
Common stocks - unaffiliated	12,581,365	10,741,113	—	23,322,478
Common stocks - affiliated	103,902	1,035,309	—	1,139,211
Total stocks	16,896,487	12,193,790	—	29,090,277
Total	$4,132,148,087	119,292,037	(117,075,640)	4,134,364,484

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

	2017
	Carrying	Gross	Gross
	value/	unrealized	unrealized
	cost	gains	losses	Fair value
U.S. Treasury
securities	$1,020,393	29,798	(3,121)	1,047,070
U.S. government
agency obligations	3,874,559	317,184	—	4,191,743
Special revenue	392,916,263	11,535,015	(11,585,348)	392,865,930
States, territories, and
political subdivisions	407,706,187	36,524,506	(95,260)	444,135,433
Foreign government	28,230,642	2,138,829	—	30,369,471
Corporate bonds	2,310,659,850	162,459,563	(10,296,017)	2,462,823,396
Loan-backed securities	878,934,190	30,953,824	(5,877,090)	904,010,924
SVO Identified Funds	20,093,868	—	—	20,093,868
Total bonds	4,043,435,952	243,958,719	(27,856,836)	4,259,537,835
Preferred stocks	4,211,220	951,120	—	5,162,340
Common stocks - unaffiliated	13,382,865	9,869,326	—	23,252,191
Common stocks - affiliated	103,902	859,030	—	962,932
Total stocks	17,697,987	11,679,476	—	29,377,463
Total	$4,061,133,939	255,638,195	(27,856,836)	4,288,915,298

The NAIC fair value of total bonds is approximately $5,084,000 more and $5,802,000 more than the estimated fair value in the tables above at December 31, 2018 and 2017, respectively.
The carrying value and estimated fair value of investments in bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because the issuers of such securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying
	value	Fair value
Due in one year or less	$60,825,195	61,625,090
Due after one year through five years	544,302,439	549,452,302
Due after five years through ten years	1,107,938,587	1,099,891,184
Due after ten years	1,515,062,254	1,505,561,874
Loan-backed securities	863,939,743	865,560,375
SVO Identified Funds	23,183,382	23,183,382
	$4,115,251,600	4,105,274,207

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

Proceeds from sales of bonds during 2018, 2017, and 2016 were approximately $238,736,000, $423,619,000, and $260,277,000, respectively. Gross realized gains of approximately $6,125,000, $14,693,000, and $16,506,000, and gross realized losses of approximately $14,841,000, $279,000, and $65,000, respectively, were realized on those sales. In addition, the Company realized net gains of approximately $4,168,000, $11,487,000, and $4,415,000, on bonds that were called or prepaid in 2018, 2017, and 2016, respectively.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2018 were as follows:
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
Special revenue	53,695,118	(1,911,655)	242,890,758	(24,699,398)	296,585,876	(26,611,053)
States, territories and
political subdivisions	42,237,520	(440,086)	2,699,334	(150,665)	44,936,854	(590,751)
Corporate bonds	1,167,158,997	(51,835,726)	269,862,924	(22,986,632)	1,437,021,921	(74,822,358)
Loan-backed securities	280,677,754	(6,202,779)	176,571,111	(8,848,699)	457,248,865	(15,051,478)
Total	$1,543,769,389	(60,390,246)	692,024,127	(56,685,394)	2,235,793,516	(117,075,640)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2017 were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses
U.S. Treasury securities	$—	—	497,578	(3,121)	497,578	(3,121)
Special revenue	30,779,623	(254,366)	225,163,292	(11,330,982)	255,942,915	(11,585,348)
States, territories and
political subdivisions	—	—	2,910,418	(95,260)	2,910,418	(95,260)
Corporate bonds	106,138,114	(1,170,655)	219,411,904	(9,125,362)	325,550,018	(10,296,017)
Loan-backed securities	96,534,855	(1,221,735)	120,167,845	(4,655,355)	216,702,700	(5,877,090)
Total	$233,452,592	(2,646,756)	568,151,037	(25,210,080)	801,603,629	(27,856,836)

The unrealized losses in U.S. Treasury securities and special revenue are due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature, and because the Company has the ability to hold these investments and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.

The investments included in states, territories, and political subdivisions are high‑grade investment quality and have unrealized losses due to an increase in interest rates since acquisition. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The investments included in special revenue securities are comprised of general obligations of U.S. government sponsored agencies for which the U.S. government is indirectly obligated. The unrealized loss is due to interest rate fluctuations, which result in a decline in market values from original purchase price. Because the securities were acquired during a period of low interest rates, unrealized losses may continue and may become more severe in a rising interest rate environment. The Company expects the unrealized losses to reverse as the securities shorten in duration and mature and because the Company has the ability to hold these investments to maturity and does not intend to sell until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in corporate securities are comprised of corporate bonds. The unrealized loss is due to the current market and economic environment, which is affecting corporate credit ratings and changes in sector spreads. The unrealized loss may continue and may become more severe if the economy continues to trend downward or interest rates rise. Because the decline in fair value is attributable to economic changes and a slight decline in credit quality, and because the Company expects all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired.
The investments included in loan‑backed securities are comprised of U.S. government‑sponsored agency mortgage‑backed securities for which the U.S. government is not directly obligated, and private label whole loan collateralized mortgage obligations. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit quality on some mortgage‑backed bonds has declined due to the larger number of home defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and the Company believes all contractual cash flows will be received and has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other‑than‑temporarily impaired. When the Company believes it will not receive all contractual cash flows, the securities are considered other‑than‑temporarily impaired.
At December 31, 2018 and 2017, investments with carrying values of approximately $3,463,000 and $2,985,000, respectively, were on deposit with state insurance departments as required by statute.
The Company has no direct exposure to subprime mortgage loans. An extensive pre‑purchase analysis is performed on every loan‑backed security. By purchasing only AAA agency mortgage‑backed securities and AAA collateralized mortgage‑backed whole loan securities, direct exposure to sub‑prime mortgages is virtually eliminated. The unrealized losses on these securities are a result of the current market and economic conditions that are affecting the mortgage‑backed sector. The credit qualities on some mortgage‑backed bonds have begun to decline due to the large number of home mortgage defaults. Because the decline in fair value is attributable mainly to changes in market and economic conditions and only due slightly to a lessening of credit, the Company believes most contractual cash flows will be received.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The following table contains loan‑backed securities that recognized OTTI in 2018:
Intent to sell		$—
Inability or lack of intent to retain for a period of time sufficient to recover
amortized cost basis		—
Present value of cash flows expected to be collected in less than amortized cost
basis		1,926,441
	Total	$1,926,441

Listed below are the detailed securities where the present value of cash flows expected to be collected are less than amortized cost basis:
Book/adjust
carrying value
		amortized cost			Amortized		Date of
		before		Recognized	cost after		financial
		current	Present value	other than	other than	Fair value	statement
		period	of projected	temporary	temporary	at time of	where
Cusip		OTTI	cash flows	impairment	impairment	OTTI	reported
74255DDA6		$5,230,941	3,304,500	1,926,441	3,304,500	3,410,999	9/30/2018
	Total	$5,230,941	3,304,500	1,926,441	3,304,500	3,410,999

(5)	Separate Accounts
The Company utilizes Separate Accounts to record and account for variable annuity business. In accordance with the Insurance Code of the State of Oklahoma, variable annuities are supported for separate account classification by Title 36, Chapter 2, Section 6061. As of December 31, 2018 and 2017 the Company Separate Account statement included legally insulated assets of approximately $754,807,000 and $781,742,000, respectively, attributed to variable annuity contracts. The Separate Accounts held by the Company represent nonguaranteed variable annuity funds. The Company does not have a securities lending program.
The assets of these accounts are carried at fair market value. The net investment experience of the Separate Accounts is credited directly to the policyholder and can be positive or negative. These variable annuities generally provide an incidental death benefit of the greater of account value or premium paid. The minimum guaranteed death benefit reserve is held in Exhibit 5, Miscellaneous Reserves Section, of the Company’s general account annual statement.
(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
				2018	2017	2016
1.	Premiums, considerations, or deposits for
	year ended December 31			$75,230,630	74,957,069	67,998,086
2.	Reserves at December 31:
	For accounts with assets at:
		a.	Fair market value	$754,806,790	781,742,340	648,033,770
		b.	Amortized cost	—	—	—
		c.	Total reserves	$754,806,790	781,742,340	648,033,770
3.	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal		$—	—	—
	b.	With market value adjustment		—	—	—
	c.	At book value without market value adjustment
		and with current surrender charge of 5% or more		—	—	—
	d.	At fair market value		754,806,790	781,742,340	648,033,770
	e.	At book value without market value adjustment and
		with current surrender charge of 5%		—	—	—
	f.	Subtotal		754,806,790	781,742,340	648,033,770
	g.	Not subject to discretionary withdrawal		—	—	—
	h.	Total		$754,806,790	781,742,340	648,033,770
4.	Reserves for asset default risk in lieu of AVR			$—	—	—

Reconciliation of net transfers to or (from) Separate Accounts:

				2018	2017	2016
1.	Transfers as reported in the summary of operations of
	the separate accounts statements:
		a.	Transfers to separate accounts	$75,230,630	75,624,877	68,594,854
		b.	Transfers from separate accounts	50,870,488	50,877,654	45,344,768
		c.	Net transfers to or (from)
			separate accounts (a) – (b)	24,360,142	24,747,223	23,250,086
2.	Reconciling adjustments:
	a.	(Increase) decrease in expense allowance		(262,768)	(1,628,734)	(1,182,735)
3.	AFA net transfer to the separate accounts (fn 1)
		a.	(1c) + (2)	$24,097,374	23,118,489	22,067,351

(1)
The 2017 and 2016 balances in this table were changed to correctly present the disclosure requirements of SSAP No. 56. See note 1(n) for presentation errors in the statement of operations as of December 31, 2017 and 2016.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(6)	Liability for Accident and Health Reserves
Accident and health reserve activity for the years ended December 31, 2018, 2017, and 2016 was as follows:
	2018	2017	2016
Liability beginning of year, net of reinsurance	$491,139,445	471,470,553	456,563,871
Incurred related to:
Current year	418,088,762	385,359,058	379,400,106
Prior years	(30,974,899)	(34,022,788)	(51,124,835)
Total incurred	387,113,863	351,336,270	328,275,271
Paid related to:
Current year	215,689,348	193,002,436	189,306,565
Prior years	145,576,122	138,664,942	124,062,024
Total paid	361,265,470	331,667,378	313,368,589
Liability end of year, net of reinsurance	$516,987,838	491,139,445	471,470,553

Reinsurance recoverable on paid losses was approximately $3,162,000, $1,276,000, and $2,218,000 at December 31, 2018, 2017, and 2016, respectively.
The provision for A&H benefits pertaining to prior years decreased approximately $30,975,000 in 2018 from the prior year estimate.   This decrease overall includes better than expected experience of $31,332,000 for group medical and disability and worse than expected experience of $357,000 for individual A&H business.  The increase for individual A&H, primarily cancer, is due to a reserve increase due to a lengthening of the tail in the claim runoff and a one-time back payment on older diagnostic claims.
The provision for accident and health benefits pertaining to prior years decreased approximately $34,023,000 in 2017 from the prior year estimate. This decrease overall includes better than expected experience of approximately $31,113,000 for group medical and disability and approximately $2,910,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The provision for accident and health benefits pertaining to prior years decreased approximately $51,125,000 in 2016 from the prior year estimate. This decrease overall includes better than expected experience of approximately $48,009,000 for group medical and disability and approximately $3,116,000 for cancer business. The decrease is due to subsequent better than expected claim experience.
The Company paid approximately $259,000, $53,000, and $291,000 in 2018, 2017, and 2016, respectively, to settle claims related to extra contractual obligations or bad faith claims stemming from lawsuits.
(7)	Borrowed Money
AFA has borrowed approximately $496,500,000 and $496,500,000 on the line of credit with the Federal Home Loan Bank of Topeka (FHLB) at December 31, 2018 and 2017, respectively. The line of credit is secured by investment securities and cash pledged as collateral by AFA with a carrying amount of approximately $582,111,000 and $510,769,000 at December 31, 2018 and 2017, respectively, which exceeds the collateral required for this line of credit. The pledged securities are held in the Company’s name in a custodial account at United Missouri Bank, N.A. to secure current and future borrowings. To participate in this available credit, AFA has acquired 227,956 shares in 2018 and 227,532 shares in 2017 of FHLB common stock with a total carrying value of approximately $22,795,600 and $22,753,200 at December 31, 2018 and 2017, respectively.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
FHLB Capital Stock

	2018
	General	Separate
	account	accounts	Total
Membership stock – class A	$500,000	—	500,000
Membership stock – class B	—	—	—
Activity stock	21,842,500	—	21,842,500
Excess stock	453,100	—	453,100
Total	$22,795,600	—	22,795,600
Actual or estimate borrowing capacity as
determined by the insurer	$556,615,156

	2017
	General	Separate
	account	accounts	Total
Membership stock – class A	$500,000	—	500,000
Membership stock – class B	—	—	—
Activity stock	21,842,500	—	21,842,500
Excess stock	410,700	—	410,700
Total	$22,753,200	—	22,753,200
Actual or estimate borrowing capacity as
determined by the insurer	$505,364,379

FHLB Membership Stock (Class A and B) Eligible for Redemption

Not eligible
	Current	for	Less than	6 months
	year total	redemption	6 months	to 1 year	1 to 3 years	3 to 5 years
Class A	$500,000	500,000	—	—	—	—
Class B	—	—	—	—	—	—

FHLB Borrowings
FHLB has the option to convert the initial rate of interest to an adjustable rate of interest on many of these lines of credit on the dates listed in the following table. At any time after FHLB exercises its conversion option, the Company may prepay the advance in full or in part without a fee.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
The Company has no unused lines of credit as of December 31, 2018.
AFA had no Structured Note borrowings as of December 31, 2018 and 2017.
Information regarding the terms of the funds borrowed from FHLB are as follows:

	Interest rate
	subject to
Interest	conversion to	Date	Maturity	Balance at December 31
rate	adjustable rate	issued	date	2018	2017
3.520	January 2013	01/28/08	01/29/18	—	10,000,000
3.460	February 2013	02/01/08	02/01/18	—	15,000,000
3.490	February 2013	02/04/08	02/05/18	—	6,500,000
4.020	March 2009	03/07/08	03/07/18	—	25,000,000
3.460	March 2013	03/12/08	03/12/18	—	10,000,000
4.100	April 2009	04/28/08	04/30/18	—	5,000,000
4.290	July 2009	07/28/08	07/30/18	—	25,000,000
3.270	—	02/08/10	02/10/20	10,000,000	10,000,000
3.630	—	03/25/10	03/25/22	10,000,000	10,000,000
3.710	—	03/25/10	03/25/20	10,000,000	10,000,000
3.440	—	03/25/10	03/25/20	10,000,000	10,000,000
3.500	—	03/25/10	03/25/21	10,000,000	10,000,000
3.770	—	04/13/10	04/13/22	15,000,000	15,000,000
4.190	—	05/07/10	05/07/20	10,000,000	10,000,000
2.570	—	03/27/12	03/26/21	12,500,000	12,500,000
2.080	—	11/19/13	11/20/23	10,000,000	10,000,000
1.980	—	03/12/14	03/12/24	12,500,000	12,500,000
3.110	—	05/23/14	05/23/24	15,000,000	15,000,000
1.930	—	11/19/14	11/19/24	25,000,000	25,000,000
2.300	—	04/28/15	04/28/23	5,000,000	5,000,000
2.590	—	05/20/15	05/19/23	5,000,000	5,000,000
2.740	—	05/21/15	05/21/24	25,000,000	25,000,000
2.060	—	08/10/15	08/08/25	20,000,000	20,000,000
2.090	—	01/13/16	01/13/22	5,000,000	5,000,000
2.260	—	01/13/16	01/13/23	10,000,000	10,000,000
2.280	—	01/13/16	01/13/26	10,000,000	10,000,000
2.070	—	05/06/16	05/06/26	10,000,000	10,000,000
2.590	—	11/21/16	11/23/26	10,000,000	10,000,000
2.960	—	03/13/17	03/13/25	10,000,000	10,000,000
2.600	—	04/20/17	04/18/25	15,000,000	15,000,000
1.450	—	04/21/17	04/20/18	—	5,000,000
1.880	—	05/19/17	05/19/27	25,000,000	25,000,000
2.890	—	05/22/17	05/21/27	10,000,000	10,000,000
2.640	—	05/22/17	05/22/25	5,000,000	5,000,000
1.600	—	06/02/17	06/01/18	—	25,000,000
1.590	—	08/31/17	08/31/18	—	20,000,000
1.620	—	09/08/17	09/07/18	—	10,000,000
2.520	—	12/04/17	12/04/23	25,000,000	25,000,000

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

	Interest rate
	subject to
Interest	conversion to	Date	Maturity	Balance at December 31
rate	adjustable rate	issued	date	2018	2017
2.960		01/29/18	01/29/25	10,000,000	—
3.080		02/01/18	01/30/26	15,000,000	—
3.240		02/05/18	02/05/27	6,500,000	—
3.300		03/07/18	03/05/27	25,000,000	—
3.280		03/12/18	03/12/26	10,000,000	—
2.760		04/23/18	04/24/28	5,000,000	—
3.020		04/30/18	04/30/21	5,000,000	—
2.990		06/01/18	06/01/21	15,000,000	—
2.720		06/01/18	05/31/19	10,000,000	—
2.640		07/30/18	07/30/19	10,000,000	—
2.780		07/30/18	07/31/28	7,500,000	—
2.930		07/30/18	07/31/28	7,500,000	—
2.720		08/31/18	08/30/19	20,000,000	—
2.750		09/07/18	09/06/19	10,000,000	—
				496,500,000	496,500,000
			Accrued Interest	1,169,116	1,170,254
			Total	$497,669,116	497,670,254

*     These lines of credits have interest rates subject to conversion to an adjustable rate at the date specified above, as well as quarterly thereafter.
Interest paid in 2018, 2017, and 2016 was approximately $13,774,000, $14,385,000, and $16,146,000, respectively, and is included in investment expenses in net investment income in the accompanying statutory statements of operations.
Scheduled maturities (excluding interest) of the above indebtedness at December 31, 2018 are as follows:
2019	$50,000,000
2020	40,000,000
2021	42,500,000
2022	30,000,000
2023	55,000,000
2024 and thereafter	279,000,000
$496,500,000

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(8)	Income Taxes
The Company’s net deferred tax assets (liabilities) at December 31 and the change from the prior year are comprised of the following components:

	2018			2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$82,838,147	905,797	83,743,944	71,890,297	4,708,769	76,599,066	10,947,850	(3,802,972)	7,144,878
Statutory valuation
allowance adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross
deferred tax
assets	82,838,147	905,797	83,743,944	71,890,297	4,708,769	76,599,066	10,947,850	(3,802,972)	7,144,878
Deferred tax
assets nonadmitted	24,006,062	—	24,006,062	28,005,630	2,727,744	30,733,374	(3,999,568)	(2,727,744)	(6,727,312)
Sub-total net
admitted
deferred tax
assets	58,832,085	905,797	59,737,882	43,884,667	1,981,025	45,865,692	14,947,418	(1,075,228)	13,872,190
Deferred tax liabilities	29,292,446	2,373,341	31,665,787	19,046,473	1,981,025	21,027,498	10,245,973	392,316	10,638,289
Net admitted
deferred tax
assets
(liabilities)	$29,539,639	(1,467,544)	28,072,095	24,838,194	—	24,838,194	4,701,445	(1,467,544)	3,233,901

Management has reviewed whether a valuation allowance is needed on its total gross deferred tax assets reported above based on factors such as past history and trends, projected taxable income, and expiration of carryforwards. Additionally, management considered the various aspects of the Tax Cuts and Jobs Act of 2017 (Tax Act) when it assessed whether or not its criteria for establishing a valuation allowance was impacted.  Management believes that in 2018 and 2017 it is more likely than not that the results of operations will generate sufficient taxable income to realize its gross deferred tax assets on ordinary items. Additionally, in 2018 and 2017, management believes that there are sufficient capital gains available in its capital assets portfolio to substantiate the Company’s ability to realize its gross deferred tax assets on capital items.
On February 8, 2018, the NAIC issued Interpretation (INT) 18-01 to address the reporting and updating of estimates that companies are required to reflect as various accounting adjustments in their financial statements as a result of the Tax Act.  This guidance provided that accounting computations or assessments may be considered “incomplete” when the financial statements are filed.  For those items which were “incomplete” but for which a reasonable estimate could be made, those amounts should have been recorded as provisional in the financial statements for the year ended December 31, 2017.  Changes to amounts recognized in the financial statements for the year ended December 31, 2017 as a result of the Tax Act shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, when the information necessary to update the estimate becomes available.  All income tax effects as of December 31, 2017 were identified and appropriately accounted for as a result of the Tax Act in accordance with INT 18-01.  The tax accounting for the revaluation of deferred tax liabilities as of December 31, 2017 was complete.  The 2017 income tax effects of life insurance reserves for tax purposes pursuant to the Tax Act were recorded as provisional since the analysis was incomplete but a reasonable estimate was determined.  As of December 31, 2018, the Company has completed its analysis of income tax effects due to the Tax Act on life reserves.  The Company recorded additional admitted deferred tax assets of $2,900,000, resulting from changes to the provisional estimate of the Tax Act impact on changes to life reserves.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company’s admission calculation components at December 31 are as follows:
			2018			2017			Change
			Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)		Federal income taxes paid
		in prior years recoverable
		through loss carrybacks	$—	—	—	—	—	—	—	—	—
(b)		Adjusted gross deferred tax
		assets expected to be
		realized (excluding the
		amount of deferred tax
		assets from (a) above)
		after application of the
		threshold limitation. (The
		lesser of (b)1 and (b)2 below):
	1.	Adjusted gross deferred
		tax assets expected to
		be realized following
		the balance sheet date	28,072,095	—	28,072,095	24,838,194	—	24,838,194	3,233,901	—	3,233,901
	2.	Adjusted gross deferred
		tax assets allowed per
		limitation threshold	—	—	71,573,078	—	—	60,867,922	—	—	10,705,156
		Lesser of b(1) or b(2)	28,072,095	—	28,072,095	24,838,194	—	24,838,194	3,233,901	—	3,233,901
(c)		Adjusted gross deferred tax
		assets (excluding the amount
		of deferred tax assets from
		(a) and (b) above) offset by
		gross deferred tax liabilities	30,759,990	905,797	31,665,787	19,046,473	1,981,025	21,027,498	11,713,517	(1,075,228)	10,638,289
(d)		Deferred tax assets admitted
		Total ((a) + (b) + (c ))	$58,832,085	905,797	59,737,882	43,884,667	1,981,025	45,865,692	14,947,418	(1,075,228)	13,872,190

	2018	2017
Ratio percentage used to determine recovery period and
threshold limitation amount	730%	724%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation in (b)2 above	$517,531,960	441,341,339

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, the change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the statutory statements of capital and surplus):
	2018	2017	Change
Gross deferred tax assets	$83,743,944	76,599,066	7,144,878
Gross deferred tax liabilities	31,665,787	21,027,498	10,638,289
Net deferred tax
assets/liabilities	52,078,157	55,571,568	(3,493,411)
Statutory valuation allowance adjustment	—	—	—
Net deferred tax
assets/liabilities after
statutory valuation
allowance	52,078,157	55,571,568	(3,493,411)
Tax effect of unrealized (gains) losses	(1,713,219)	(1,735,014)	21,795
Adjustment to tax on unrealized (gains) losses	18,569	—	18,569
Statutory valuation allowance adjustment
allocated to unrealized	—	—	—

Net deferred income taxes	$53,772,807	57,306,582	(3,533,775)

The impact of the Company’s tax planning strategies as of December 31 is as follows:
	2018		2017		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$82,838,147	905,797	71,890,297	4,708,769	10,947,850	(3,802,972)
Percentage of adjusted
gross DTAs attributable
to the impact of tax
planning strategies	— %	1.1%	— %	6.1%	— %	(5.0)%
Net admitted adjusted gross
DTAs	$58,832,085	905,797	43,884,667	1,981,025	14,947,418	(1,075,228)
Percentage of net admitted
adjusted gross DTAs
attributable to the impact
of tax planning strategies	— %	1.5%	— %	4.3%	— %	(2.8)%

None of the Company’s tax‑planning strategies include the use of reinsurance.
There are no temporary differences for which deferred tax liabilities are not recognized.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As of December 31, current income taxes incurred consist of the following major components:
	2018	2017	Change
Current federal income tax – operations	$7,521,969	31,554,611	(24,032,642)
Foreign income tax	—	—	—
Subtotal	7,521,969	31,554,611	(24,032,642)
Current federal income tax on capital gains	(9,142,363)	9,447,403	(18,589,766)
Current tax on the cumulative impact of
accounting error reported in surplus	—	—	—
Federal and foreign income
taxes incurred	$(1,620,394)	41,002,014	(42,622,408)

	2017	2016	Change
Current federal income tax – operations	$31,554,611	32,030,414	(475,803)
Foreign income tax	—	—	—
Subtotal	31,554,611	32,030,414	(475,803)
Current federal income tax on capital gains	9,447,403	7,278,712	2,168,691
Current tax on the cumulative impact of
accounting error reported in surplus	—	(2,528,052)	2,528,052
Federal and foreign income
taxes incurred	$41,002,014	36,781,074	4,220,940

As of December 31, deferred income tax assets and liabilities consist of the following major components:

	2018	2017	Change
Deferred tax assets:
Ordinary:
Discounting of unpaid losses	$13,084,755	4,141,107	8,943,648
Policyholder reserves	15,722,541	19,305,517	(3,582,976)
Investments	94,336	—	94,336
Deferred acquisition costs	37,295,387	33,417,685	3,877,702
Fixed assets	1,662,697	—	1,662,697
Compensation and benefits accrual	8,314,627	7,506,173	808,454
Receivables – nonadmitted	5,997,730	6,793,711	(795,981)
Other	666,074	726,104	(60,030)
Subtotal	82,838,147	71,890,297	10,947,850
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	24,006,062	28,005,630	(3,999,568)
Admitted ordinary deferred
tax assets	$58,832,085	43,884,667	14,947,418

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

		2018	2017	Change
Capital:
Investments		$905,797	4,708,769	(3,802,972)
	Subtotal	905,797	4,708,769	(3,802,972)
Statutory valuation allowance adjustment		—	—	—
Nonadmitted		—	2,727,744	(2,727,744)
	Admitted capital deferred
	tax assets	905,797	1,981,025	(1,075,228)
	Admitted deferred tax assets	59,737,882	45,865,692	13,872,190
Deferred tax liabilities:
Ordinary:
Fixed Assets		1,065,486	112,342	953,144
Deferred and uncollected premium		18,826,113	18,630,982	195,131
Other		9,400,847	303,149	9,097,698
	Subtotal	29,292,446	19,046,473	10,245,973
Capital:
Investments		2,373,341	1,981,025	392,316
	Subtotal	2,373,341	1,981,025	392,316
	Deferred tax liabilities	31,665,787	21,027,498	10,638,289
	Net deferred tax
	assets	$28,072,095	24,838,194	3,233,901

The following items are included in Other Ordinary Deferred Tax Liabilities:

	2018	2017	Change

Change in reserve method	$9,293,554	168,337	9,125,217
Other (items < 5% of total ordinary tax
liabilities)	107,293	134,815	(27,522)

Total	$9,400,847	303,152	9,097,695

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The Company’s income tax incurred and change in deferred tax differ from the amount obtained by applying the federal statutory rate of 21% in 2018 and 35% in 2017 to income before income taxes and net realized capital gains (losses) as follows:
		Effective		Effective		Effective
		2018		2017		2016
	2018	tax rate	2017	tax rate	2016	tax rate
Income before taxes and realized
capital gains (losses)	$99,962,157	—%	$102,230,144	—%	106,880,558	—%
Income tax expense at enacted statutory
rate	$20,992,053	21.0%	$35,780,550	35.0%	37,408,196	35.0%
Increase (decrease) in tax resulting
from:
Dividends received deduction	$(844,403)	-0.7%	$(1,365,947)	-1.2%	(1,573,155)	-1.5%
Nondeductible expenses for
meals and other items	977,116	1.0%	1,662,620	1.6%	1,913,616	1.8%
Management fees	(1,269,030)	-1.3%	(2,253,425)	-2.2%	(1,960,000)	-1.8%
Tax credits	(2,126,320)	-2.2%	(2,100,320)	-2.1%	(1,894,320)	-1.8%
Tax-exempt income	(105,065)	-0.1%	(2,741)	—%	(3,053)	—%
Tax adjustment for IMR	(1,243,173)	-1.1%	(2,102,283)	-2.0%	(1,669,899)	-1.6%
Deferred tax benefit on
nonadmitted assets	795,981	0.8%	4,375,255	4.3%	(5,230,427)	-4.9%
Remove impact of tax rate change
included in deferred tax benefit
on nonadmitted assets	—	—%	(4,529,141)	-4.5%	—	—%
Timing differences on realized
gains and losses	4,047,322	3.9%	(1,773,790)	-1.7%	268,234	0.3%
Adjustment to deferred taxes for tax
rate changes from 35% to 21%	—	—%	38,204,386	37.4%	—	—%
Prior year adjustment to current
taxes at 35%	#########	-23.5%	(6,831,280)	-6.7%	—	—%
Prior year adjustment to deferred taxes at
21% (at 35% for 2017 and 2016)	13,309,175	13.3%	4,721,930	4.6%	(506,802)	-0.5%

Total income tax expected	$11,055,744	11.1%	$63,785,814	62.5%	26,752,390	25.0%

Current income taxes incurred
(excludes tax on net realized gains
and losses)	$7,521,969	7.6%	$31,554,611	31.0%	32,030,414	30.0%
Net change in deferred income taxes
(excludes tax on unrealized gains
and losses)	3,533,775	3.5%	32,231,203	31.5%	(5,278,024)	-5.0%

Total income tax reported	$11,055,744	11.1%	$63,785,814	62.5%	26,752,390	25.0%

The enactment of the Tax Act materially impacted deferred income taxes in 2017 as well as current taxes in 2018 as a result of the tax rate change from 35% in 2017 to 21% in 2018 forward.  During 2017, deferred tax assets decreased $37,048,000 due to the Tax Act tax rate change, which includes the impact of the tax rate change on unrealized gains and losses.  During 2018, the pension redesignation from 2018 to 2017 and capital loss carryback from 2018 to prior years resulted in an additional 14% of current Federal income tax benefit.  The Company’s 2018 pension contribution of $54,556,000 was redesignated to 2017 resulting in an additional Federal income tax benefit of $7,638,000. The Company generated a capital loss for tax purposes in 2018 of approximately $26,186,000 which will be carried back to its 2015, 2016, and 2017 Federal income tax returns, resulting in an additional Federal income tax benefit of $3,666,000.
As of December 31, 2018, there are no net operating loss, capital loss, or tax credit carryforwards available for tax purposes.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:
	Ordinary	Capital	Total
December 31, 2018	$—	—	—
December 31, 2017	—	5,003,650	5,003,650
December 31, 2016	—	—	—

Due to the change in Federal tax law resulting from the enactment of the Tax Act on December 22, 2017, the 3-year carry back of ordinary losses to the extent of ordinary income generated in the carry back years is no longer available.  The 3-year carry back of capital losses is still allowed to the extent of capital gains generated in the carry back years.  The amounts in this table represent the income tax incurred on capital gains in the current and prior years that will be available for recoupment in the event of future net capital losses.
As of December 31, 2018, there were no deposits admitted under Section 6603 of the Internal Revenue Code.
The Company is included in a consolidated federal income tax return with the following entities:
American Fidelity Corporation	American Fidelity International Holdings, Inc.
American Public Life Insurance Company	AF Apartments, Inc.
American Fidelity Securities, Inc.	Market Place Realty Corporation
InvesTrust	American Fidelity Property Services, LLC
American Fidelity General Agency, Inc.	American Fidelity Community Services, Inc.
AF Professional Employment Group, LLC	Home Rentals Inc.
First Financial Securities of America, Inc.	Apple Creek Apartments, Inc.
American Fidelity Property Company	Alcott HR Group, LLC
American Fidelity Administrative Services, LLC	All In Sports & Entertainment, LLC

The method of tax allocation between the companies is subject to a written agreement approved by the Board of Directors. Allocation is based on separate return calculations at the group’s effective tax rate with current credit for net losses. Intercompany tax balances are settled annually.
The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.
The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2015 and state and local income tax examinations for years prior to 2014. The Company is not currently under examination by any taxing authority.
(9)	Reinsurance
Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that all reinsurers presently used are financially sound and will be able to meet their contractual obligations; therefore, no significant allowance and uncollectible amounts has been included in the December 31, 2018 or 2017 statutory financial statements. Estimated amounts that reduce the reserves for future policy benefits at December 31, 2018 and 2017 for reinsurance ceded are approximately $1,094,467,000 and $1,121,336,000, respectively. At December 31, 2018 and 2017, amounts that reduced the reserves for future policy benefits of approximately $715,505,000 and $734,182,000, respectively, were associated with one reinsurer (note 14).

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

At December 31, 2018 and 2017, the Company had unsecured aggregate recoverable from the following reinsurers for policy and contracts claims, paid and unpaid, that exceeds 3% of the Company’s surplus, as follows:

Group	2018	2017
Hannover Life Reassurance Company	$2,496,774	1,714,431
Hannover Reassurance (Ireland) LTD	16,372,259	15,862,370
Total group	18,869,033	17,576,801
Gerber Life Insurance Company	—	9,535,683
Total	$18,869,033	27,112,484

Reinsurance agreements in effect for life insurance policies vary according to the age of the insured and the type of risk. Retention amounts for life insurance range from $250,000 on domestic individual life coverages to $500,000 on group life and Latin American individual life coverages, with slightly lower limits on accidental death benefits. At December 31, 2018 and 2017, the face amounts of life insurance in force that are reinsured amounted to approximately $7,759,000,000 and $8,167,000,000, respectively (approximately 27.0% and 29.8% of total life insurance in force, respectively).
Reinsurance agreements in effect for accident and health insurance policies vary with the type of coverage. There are no accident and health reinsurance treaties subject to retention limits.
The effects of reinsurance agreements on earned premiums, prior to deductions for benefits, and commission allowances are as follows for the years ended December 31, 2018, 2017, and 2016:
	2018	2017	2016
Reinsurance ceded	$207,564,634	222,403,939	209,666,031
Reinsurance assumed	52,646,255	50,128,570	44,768,192

Reinsurance agreements reduced benefits paid for life and accident and health policies by approximately $199,434,000, $197,162,000, and $198,393,000 for the years ended December 31, 2018, 2017, and 2016, respectively.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(10)	Employee Benefit Plans
The Company participates in a pension plan (the Plan), sponsored by AFC, and is not directly liable for obligations under the Plan. The Plan covers all employees who have satisfied longevity and age requirements. The Company’s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide not only for benefits attributed to service to date, but also for those expected to be earned in the future. The Company contributed approximately $56,056,000, $16,150,000, and $9,566,000 to the Plan during the years ended December 31, 2018, 2017, and 2016, respectively. AFC also offers certain postretirement benefits other than the Plan.
On September 12, 2018, the Company made an additional $39,000,000 cash contribution over the required minimum contribution of $17,056,000.  This transaction allowed the Company to take advantage of the 14% differential in tax rate (35% vs. 21%) by designating all 2018 payments as contributions for the 2017 Plan Year for the Plan and for Federal Income Tax purposes.  This designation had to occur and be funded prior to the filing of the 2018 tax return.  The additional contribution had a pretax impact of $39,000,000.  The tax benefits related to the election on required and additional contributions reduced the expense by $16,038,000, causing a net decrease of $22,962,000.
The Company participates in a defined‑contribution thrift and profit sharing plan as provided under Section 401(a) of the Code, which includes the tax deferral feature for employee contributions provided by Section 401(k) of the Code. The Company contributed approximately $8,898,000, $8,483,000, and $7,664,000 to this plan during the years ended December 31, 2018, 2017, and 2016, respectively.
SSAP No. 102, Accounting for Pensions, A replacement of SSAP No. 89, is effective for years beginning January 1, 2013. The Company participates in a Consolidated/Holding Company plan for pension benefits and is not directly liable for obligations under the Plan. The accounting and reporting requirements of SSAP No. 102 have no impact on the Company’s financial statements, as the applicable requirements under Paragraph 80 have not changed from past years.
(11)	Leases
The Company leases various properties to nonaffiliates under operating lease agreements, which expire or are cancelable within one year. The properties leased are included in the statutory statements of admitted assets, liabilities, and capital and surplus as investment real estate. Rental income on these properties is included in the statutory statements of operations as net investment income.
Investment real estate held for lease is as follows at December 31:
	2018	2017
Land and buildings, net of encumbrances	$33,258,423	28,953,530
Less accumulated depreciation	(9,186,852)	(8,457,362)
Net investment real estate	$24,071,571	20,496,168

The Company entered into a lease agreement with 9000 Broadway LLC, a related party, on December 31, 2012, and modified effective January 1, 2014. The balance due will be paid in monthly amounts of approximately $714,000 over the 20-year term of the lease.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(12)	Related‑Party Transactions
The Company paid cash dividends to AFC in the amount of approximately $35,000,000 during 2018, $35,000,000 during 2017, and $45,000,000 during 2016. There were no other transactions with affiliates in amounts, which exceeded one‑half of one percent of the total admitted assets of the Company.
At December 31, 2018 and 2017, the Company reported approximately $6,033,000 and $9,936,000, respectively, as amounts due from AFC.
The Company leases office space from a subsidiary of AFC. The rent payments associated with this lease were approximately $9,593,000, $13,643,000, and $14,045,000 in 2018, 2017, and 2016, respectively.
During 2017, 2016, and 2015, the Company entered into three‑year software lease agreements with AFC. Lease expense related to these agreements was approximately $6,246,000, $5,397,000, and $5,471,000 for the years ended December 31, 2018, 2017, and 2016, respectively, and is included in general insurance expenses.
The Company leases automobiles, furniture, and equipment from a partnership that owns a controlling interest in AFC. These operating leases are cancelable upon one month’s notice. During the years ended December 31, 2018, 2017, and 2016, payments under these leases were approximately $12,366,000, $12,692,000, and $10,904,000, respectively.
Under a service agreement approved by the Oklahoma Insurance Department, AFC provides certain services on a cost basis with no markup. During the years ended December 31, 2018, 2017, and 2016, the Company paid management fees to AFC totaling approximately $14,494,000, $8,456,000, and $8,662,000, respectively.
Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Fidelity International (Bermuda) Ltd. (AFIBL). During the years ended December 31, 2018, 2017, and 2016, AFIBL paid management fees to AFA of approximately $2,103,000.
Under a service agreement approved by the Oklahoma Insurance Department, AFA provides certain services to American Public Life Insurance Company (APL). During the years ended December 31, 2018, 2017, and 2016, APL paid management fees to AFA of approximately $1,500,000, $1,500,000, and $750,000, respectively.
During the years ended December 31, 2018, 2017, and 2016, the Company paid investment advisory fees to a partnership that owns a controlling interest in AFC totaling approximately $10,822,000, $10,481,000, and $10,048,000, respectively.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(13)	Commitments and Contingencies
Rent expense for the years ended December 31, 2018, 2017, and 2016 was approximately $25,583,000, $30,516,000, and $29,273,000, respectively. A portion of rent expense relates to leases that expire or are cancelable within one year. The approximate aggregate minimum annual rental commitments as of December 31, 2018 under noncancelable long‑term leases for office space are as follows (in thousands):

2019	$11,382
2020	10,559
2021	9,511
2022	8,704
2023	8,575

The Company has outstanding mortgage loan commitments of approximately $16,288,000 and $9,500,000 at December 31, 2018 and 2017, respectively.
The Company is subject to state guaranty association assessments in all states in which it is licensed to do business. These associations generally guarantee certain levels of benefits payable to resident policyholders of insolvent insurance companies. Many states allow premium tax credits for all or a portion of such assessments, thereby allowing potential recovery of these payments over a period of years. However, several states do not allow such credits. The Company estimates its liabilities for guaranty association assessments by using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company monitors and revises its estimates for assessments as additional information becomes available, which could result in changes to the estimated liabilities. As of December 31, 2018, and 2017, liabilities for guaranty association assessments totaled approximately $1,770,000 and $2,210,000, respectively. Other operating expenses related to state guaranty association assessments were minimal for the years ended December 31, 2018 and 2017.
In the normal course of business, there are various legal actions and proceedings pending against the Company and its subsidiaries. In management’s opinion, the ultimate liability, if any, resulting from these legal actions will not have a material adverse effect on the Company’s financial position.
(14)	Acquired Business – Mid‑Continent Life Insurance Company
Effective December 31, 2000, the Company entered into an assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, in his capacity as receiver of Mid‑Continent Life Insurance Company (MCL) of Oklahoma City, Oklahoma. Under this agreement, the Company assumed MCL’s policies in force, with the exception of a small block of annuity policies that was assumed effective January 1, 2001. In a concurrent reinsurance agreement, the Company ceded 100% of the MCL policies assumed to Hannover Life Reassurance Company of America. In 2002, this agreement was then transferred to Hannover Life Reassurance Company of Ireland (HLR). The agreement with HLR is a funds withheld arrangement, with the Company ceding net policy assets and liabilities of approximately $706,188,000 and $724,753,000 to HLR and maintaining a funds withheld liability at December 31, 2018 and 2017, respectively.
Under the terms of the agreement with the receiver, the Company has guaranteed that the amount of premiums charged under the assumed “Extra‑Life” contracts will not increase during the 17‑year period beginning December 31, 2000, and will only increase thereafter if certain conditions are met.  In 2018, the Company demonstrated to the Oklahoma Department of Insurance that those certain conditions had been met and the Company implemented a rate increase beginning in July of 2018. The Company has also guaranteed that the current dividend scale on the assumed “Extra‑Life” contracts shall not be reduced or eliminated during the five‑year period beginning December 31, 2000. Beginning January 1, 2006, the dividends on the assumed “Extra‑Life” contracts are no longer guaranteed pursuant to the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

As required by the terms of the assumption reinsurance agreement with the Commissioner of Insurance of the State of Oklahoma, the Company and HLR agreed that a Supplemental Policyholder Reserve (SPR) would be established. The initial SPR is equal to the net of the assets and liabilities received from MCL under the assumption agreement, less amounts ceded to other reinsurance carriers. The SPR is 100% ceded to HLR.
The purpose of the SPR is to provide additional protection to the MCL policyholders against premium increases and to ensure that profits are recognized over the lives of the underlying policies, rather than being recognized up front. The method for calculation of the initial SPR was specified precisely in the agreement with the receiver. The method for calculating the SPR for periods beyond the purchase date was developed by the Company, as this reserve is not otherwise required statutorily or under existing actuarial valuation guidance. The SPR is divided into two parts: (a) an additional reserve for future benefits, which is an estimate of the amount needed, in addition to the policy reserves and liability for future dividends, to fund benefits assuming there are no future premium rate increases, and (b) an additional reserve for future estimated profit, which represents the profit the Company expects to earn on this business over the lives of the underlying policies. The SPR is reprojected each year to recognize current and future profits as a level percentage of future projected required capital amounts each year, resulting in a level return on investment. Any remaining SPR will not automatically be released after the premium guarantee period of 17 years because the SPR is to be held until there is an actuarial certainty that premium rate increases will not be needed. The calculation of the SPR is subject to significant volatility, as it is highly dependent upon assumptions regarding mortality, lapse experience, and investment return. Small shifts in any of these underlying assumptions could have a dramatic impact on the value of the SPR. The SPR was approximately $357,847,000 and $369,102,000 for 2018 and 2017, respectively.
Under the terms of the agreement with HLR, HLR has agreed to share future profits on a 50/50 basis with the Company through an experience refund account. The experience refund account is calculated as premium income plus investment income less reserve increases (including the SPR), benefits paid, and administrative expense allowances paid to the Company and is settled on a quarterly basis. Losses are not shared on a 50/50 basis, except to the extent that a net loss in the experience account at the end of a quarter carries forward to future quarters. There was no experience refund earned by the Company in 2018 and 2017. Due to the nature of a funds withheld reinsurance arrangement, the components of the experience refund calculation are reported as separate components in the accompanying summary of operations. Premium income, reserve increases, and benefits paid related to this block are reported as reductions of premium income, changes in reserves, and benefits for reinsurance ceded, as required by the terms of the agreement. Investment income on the funds withheld is included in AFA’s investment income, and administrative expense allowances paid to AFA are reported as a reduction of AFA’s expense. The impact of ceding investment income on funds withheld is reported as a reduction of net investment income in the accompanying summary of operations.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(15)	Life Contracts – Premiums
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 were as follows:

	Gross	Net of loading
Ordinary new business	$22,491,514	2,118,863
Ordinary renewal	45,199,738	36,110,684
Group life	91,343	91,269
Total	$67,782,595	38,320,816

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2017 were as follows:
		Gross	Net of loading
Ordinary new business		$22,313,524	2,142,189
Ordinary renewal		43,492,685	36,593,406
Group life		55,596	55,563
	Total	$65,861,805	38,791,158

(16)	Managing General Agents and Third‑Party Administrators
Managing general agents (MGAs) and direct written contracts at December 31 were as follows:

Name and address of managing general agent or third-party administrator	Federal employer identification number	Exclusive contract	Type of business written	Type of authority granted *	2018 Direct written premium	2017 Direct written premium	2016 Direct written premium
TRU Services, LLC 200 Cummings Center, Ste. 272D Beverly, MA 01915	04-3392571	No	Excess loss medical and group life	U, C, CA, R, P	**	$31,322,507	37,729,238
	Aggregate other				$58,646,495	65,270,322	47,981,973
Total MGA and third-party administrator premium					$58,646,495	96,592,829	85,711,211
*  Abbreviations:
    U:  Underwriting
    C: Claims payment
    CA: Claims adjustment
    R: Reinsurance ceding
    P: Premium collection

** Direct written premium for TRU Services, LLC does not exceed 5% of the policyholder surplus

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(17)	Affiliated Entities
The following is a summary of the significant ownership and affiliated entity relationships that existed at December 31, 2018:
Immediate parent	American Fidelity Corporation
Other insurance affiliates	American Public Life Insurance Company
American Fidelity International (Bermuda) Ltd.
Other affiliates	American Fidelity International Holdings, Inc.
American Fidelity Property Company
6303 Portland, LLC
Broadway Tech, LLC
Apple Creek Apartments, Inc.
American Fidelity General Agency, Inc.
American Fidelity Securities, Inc.
First Fidelity Bank and its affiliates
INSURICA, Inc. and its affiliates
Cameron Enterprises, A Limited Partnership and its affiliates
InvesTrust Consulting, LLC
InvesTrust Retirement Specialists, LLC
InvesTrust
American Fidelity Property Services, LLC
Alcott HR Group, LLC
First Financial Securities of America, Inc.
AF Professional Employment Group, LLC
Hawaii Development, LLC
Home Rentals, Inc.
9000 Broadway, LLC
Market Place Realty Corporation
Health Services Administration, LLC
American Fidelity Community Services, Inc.
AF Apartments, Inc.
Oklahoma Winery Partners, LLC
Vintage Oakville Cross, LLC
American Fidelity Administrative Services, LLC
First Financial Capital Corporation, Inc. and its affiliates
All In Sports & Entertainment, LLC

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements

(18)	Reconciliations
Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements for the years ended December 31, 2018 and 2017 are as follows (in thousands):
	Net income,		Capital and surplus,
	year ended December 31		at December 31
	2018	2017	2018	2017
Amounts as reported on statutory
basis	$98,889	66,199	505,226	430,624
Adjustments:
Deferred policy acquisition costs	50,098	41,358	681,183	622,638
Policy benefit reserves	(19,647)	(254)	(21,705)	(2,275)
Deferred federal income taxes	(9,098)	57,323	(102,268)	(120,313)
Due and deferred premiums	(1,050)	(2,066)	(25,722)	(24,458)
Nonadmitted assets	—	—	26,162	30,222
Asset valuation reserve	—	—	40,378	35,555
Invested assets	(74,834)	51,719	(11,564)	215,696
Funds withheld derivative	75,661	(46,050)	(47,099)	(122,760)
Other, net	(823)	(2,483)	32,997	35,552
Amounts on a GAAP
basis for consolidated
presentation	$119,196	165,746	1,077,588	1,100,481

Reconciliations of capital and surplus and net income on a GAAP basis to the amounts included in the accompanying statutory financial statements for the years ended December 31, 2017 and 2016 are as follows (in thousands):

	Net income, year ended December 31		Capital and surplus, at December 31

	2017	2016	2017	2016
Amounts as reported on statutory
basis	66,199	76,434	430,624	414,602
Adjustments:
Deferred policy acquisition costs	41,358	36,200	622,638	584,217
Policy benefit reserves	(254)	10,674	(2,275)	(2,625)
Deferred federal income taxes	57,323	(15,206)	(120,313)	(173,589)
Due and deferred premiums	(2,066)	(1,978)	(24,458)	(21,807)
Nonadmitted assets	—	—	30,222	31,329
Asset valuation reserve	—	—	35,555	32,881
Invested assets	51,719	40,676	215,696	122,712
Funds withheld derivative	(46,050)	(34,465)	(122,760)	(76,710)
Other, net	(2,483)	(7,102)	35,552	26,053

Amounts on a GAAP basis
for consolidated presentation	$165,746	105,233	1,100,481	937,063

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Notes to Statutory Financial Statements
(19)	Guaranty Assessments
As of December 31, 2018, American Fidelity Assurance Company did not receive notice of any assessments that would have a material financial impact.
The amount of recognized liabilities under SSAP No. 35R is $1,770,000 and the related asset for premium tax credits is $971,000. The Company expects that the assessments would be billed and paid over the next year and the majority of the premium tax offsets would be realized over the next five years after that.
Assets recognized from paid and accrued premium tax offsets and policy
surcharges prior year-end	$5,231,427
Decreases current year:
Premium tax offset applied	$855,930
Reduction in the estimated liability based on the new projections
at the end of the current year	215,919
Payments on insolvencies set up as payable prior to current year	365,302
Increases current year:
Assessment payments less refunds on insolvencies billed during the
current year	$418,229
Adjustment to remove payments on insolvences	17,065

Assets recognized from paid and accrued premium tax offsets and policy	$4,229,571
surcharges current year end

(20)	Subsequent Events
The Company has evaluated events subsequent to December 31, 2018 and through April 19, 2019, the date on which the audited financial statements were issued.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule I – Summary of Investments – Other than Investments in Related Parties
December 31, 2018

Type of investment	Cost	Fair Value	Amount at which shown in the balance sheet

Bonds:
United States Government and government agencies and authorities	$3,787,889	$3,988,672	$3,787,889
Special Revenue	420,553,110	402,123,753	420,553,110
States, municipalities and political subdivisions	467,834,029	491,712,239	467,834,029
Foreign governments	28,159,997	29,375,170	28,159,997
All other corporate bonds[1]	3,172,140,214	3,154,890,991	3,171,733,193
SVO Identified Funds	24,807,441	23,183,382	23,183,382
Total Bonds:	4,117,282,680	4,105,274,207	4,115,251,600
Equity securities:
Preferred stock	$4,211,220	$4,628,588	$4,211,220
Common stock - unaffiliated	12,581,365	23,322,478	23,322,478
Total equity securities:	16,792,585	27,951,066	27,533,698

Mortgage loans on real estate	484,256,052	490,749,585	484,256,052
Real estate	24,071,571	24,071,571	24,071,571
Cash and short-term investments	336,915,573	336,915,573	336,915,573
Contract loans	56,675,209	56,675,209	56,675,209
Other long-term investments	16,396,502	18,992,895	16,396,502
Receivable for securities	645,050	645,050	645,050
Total investments	$5,053,035,222	$5,061,275,156	$5,061,745,255

1The amount shown on the balance sheet for NAIC 6 bonds are presented at fair value as fair value is lower than cost
See accompanying independent auditors’ report.

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY
Schedule III – Supplementary Insurance Information
December 31, 2018
(In thousands)
		As of December 31,				For the years ended December 31,
Segment		Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expense	Premiums written (2)
2018:
	Life	—	$455,009	—	$10,615	$123,588	$59,575	$36,864	—	$69,519	—
	Annuity	—	$1,958,643	—	—	$228,750	$85,605	$183,781	—	$23,074	—
	Supplementary
	Contract	—	$691	—	$139	—	$30	—	—	—	—
	Accident and
	Health	—	$702,795	$6,211	$116,823	$739,319	$39,750	$368,901	—	$382,888	—
Total		—	$3,117,138	$6,211	$127,577	$1,091,657	$184,960	$589,546	—	$475,481	—

2017:
	Life	—	$447,837	—	$17,282	$117,845	$59,874	$32,589	—	$57,854	—
	Annuity	—	$1,879,503	—	—	$159,169	$81,476	$122,750	—	$19,801	—
	Supplementary
	Contract	—	$712	—	$96	—	$30	—	—	—	—
	Accident and
	Health	—	$655,307	$6,201	$106,143	$680,365	$36,687	$319,680	—	$329,750	—
Total		—	$2,983,359	$6,201	$123,521	$957,379	$178,067	$475,019	—	$407,405	—

2016:
	Life	—	$416,680	—	$19,999	$103,402	$63,698	$38,971	—	$48,045	—
	Annuity	—	$1,786,814	—	—	$165,731	$79,779	$104,341	—	$19,381	—
	Supplementary
	Contract	—	$739	—	$93	—	$30	—	—	—	—
	Accident and
	Health	—	$598,138	$4,925	$120,974	$637,451	$31,986	$279,480	—	$296,634	—
Total		—	$2,802,371	$4,925	$141,066	$906,584	$175,493	$422,792	—	$364,060	—

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors' report

(continued)

AMERICAN FIDELITY ASSURANCE COMPANY AND SUBSIDIARIES
Schedule IV – Reinsurance
December 31, 2018
(In thousands)
					Percentage
		Ceded	Assumed		of amount
	Gross	to other	from other	Net	assumed
	amount	companies	companies	amount	to net
Year ended December 31, 2018:
Life insurance in force	$28,719,190	7,759,347	—	20,959,843	—%
Premiums:
Life insurance	$398,011	45,673	—	352,338	—%
Accident and health insurance	848,564	161,891	52,646	739,319	7.12%
Total premiums	$1,246,575	207,564	52,646	1,091,657	4.82%
Year ended December 31, 2017:
Life insurance in force	$27,370,623	8,166,721	—	19,203,902	N/A
Premiums:
Life insurance	$324,070	47,055	—	277,014	N/A
Accident and health insurance	805,585	175,349	50,129	680,365	7.37%
Total premiums	$1,129,655	222,404	50,129	957,379	5.24%
Year ended December 31, 2016:
Life insurance in force	$25,265,829	8,556,920	—	16,708,909	N/A
Premiums:
Life insurance	$317,440	48,308	1	269,133	0.00%
Accident and health insurance	754,042	161,358	44,767	637,451	7.02%
Total premiums	$1,071,482	209,666	44,768	906,584	4.94%
See accompanying independent auditors’ report.

PART C
OTHER INFORMATION
ITEM 24 ‑ FINANCIAL STATEMENTS AND EXHIBITS
(a) FINANCIAL STATEMENTS
The following financial statements are included in Part B hereof:
American Fidelity Separate Account B
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the Year Ended December 31, 2018
Statements of Changes in Net Assets for the Years Ended December 31, 2018 and 2017
Financial Highlights
Notes to Financial Statements
American Fidelity Assurance Company
Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018 and 2017
Consolidated Statements of Income for the Years Ended December 31, 2018, 2017 and 2016
Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2018, 2017 and 2016
Consolidated Statements of Stockholder’s Equity for the Years Ended December 31, 2018, 2017 and 2016
Consolidated Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016
Notes to Consolidated Financial Statements
Schedule III – Supplementary Insurance Information
Schedule IV – Reinsurance
(b) EXHIBITS
1
Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of Separate Account B.   Incorporated by reference to Exhibit 99.B1 to Registrant’s registration statement on Form N-4 filed on April 23, 1997.

3
Amended and Restated Principal Underwriter’s Agreement dated June 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.  Incorporated by reference to Exhibit 3 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

3.1
First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.  Incorporated by reference to Exhibit 3.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018.

3.2
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated April 20, 2012.  Incorporated by reference to Exhibit 3.1 to Post-Effective Amendment No. 60 to Registrant’s registration statement on Form N-4 filed on April 30, 2012.

3.3
Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.  Incorporated by reference to Exhibit 3.3 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018.

4.1	Flexible Premium Variable and Fixed Deferred Annuity. Incorporated by reference to Exhibit 99.B4(i) to Registrant’s registration statement on Form N‑4 filed on April 23, 1997.
4.2	Loan Rider. Incorporated by reference to Exhibit 99.B4(ii) to Registrant’s registration statement on Form N‑4 filed on April 23, 1997.
4.3	403(b) Annuity Rider. Incorporated by reference to Exhibit 99B.4(iii) to Registrant’s registration statement on Form N‑4 filed on April 23, 1997.
4.4	Individual Retirement Annuity Rider. Incorporated by reference to Exhibit 99.B4(iv) to Registrant’s registration statement on Form N‑4 filed on April 23, 1997.
4.5
Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).  Incorporated by reference to Exhibit 4.6 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.

4.6	403(b) Plan Loan Rider. Incorporated by reference to Exhibit 4.7 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.
4.7	403(b) Annuity Rider. Incorporated by reference to Exhibit 4.8 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2004.
5	Application Form. Incorporated herein by reference to Exhibit 99.B5 to Registrant’s registration statement on Form N‑4 filed on April 23, 1997.
6.1
Articles of Incorporation of American Fidelity Assurance Company.   Incorporated by reference to Exhibit 99.B6(i) to Pre‑Effective Amendment No. 1 to Registrant’s registration statement on Form N‑4 filed on October 10, 1997.

6.2
Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.  Incorporated by reference to Exhibit 99.B6(ii) to Post‑Effective Amendment No. 1 to Registrant’s registration statement on Form N‑4 filed on April 24, 1998.

8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1 to Post‑Effective Amendment No. 23 to Registrant’s registration statement on Form N‑4 filed on April 30, 2015.

8.1.1
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  Incorporated by reference to Exhibit 8.1.1 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018.

8.1.2
Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.  Incorporated by reference to Exhibit 8.1.1 to Post‑Effective Amendment No. 23 to Registrant’s registration statement on Form N‑4 filed on April 30, 2015.

8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Exhibit 8.1.2 to Post‑Effective Amendment No. 23 to Registrant’s registration statement on Form N‑4 filed on April 30, 2015.

8.2
Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.  Incorporated by reference to Exhibit 8.2 to Registrant’s Registration Statement on Post-Effective Amendment No. 17 to Form N-4 filed on April 29, 2010.

8.2.1
Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.  Incorporated by reference to Exhibit 8.17 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.2.2
Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P. dated February 28, 2005.  Incorporated by reference to Exhibit 8.25 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.2.3
Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.  Incorporated by reference to Exhibit 8.2.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.2.4
Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated as of February 1, 2011.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.2.5
Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.2.7 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.  Incorporated by reference to Exhibit 8.2 to Post-Effective Amendment No. 2 to Registrant’s registration statement on Form N-4 on April 30, 1999.

8.3.1
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.  Incorporated by reference to Exhibit 8.3 to Post-Effective Amendment No. 5 to Registrant’s registration statement on Form N-4 filed on April 30, 2001.

8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.  Incorporated by reference to Exhibit 8.5 to Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-4 filed April 7, 2003.

8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.3 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.  Incorporated by reference to Exhibit 8.3.9 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.5
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as “The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]”), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as “The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017. Incorporated by reference to Exhibit 8.3.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018.

8.3.6
Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.  Incorporated by reference to Exhibit 8.18 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.7
Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.  Incorporated by reference to Exhibit 8.19 to Post-Effective Amendment No. 10 to Registrant’s registration statement on Form N-4 filed March 31, 2005.

8.3.8
Amendment No. 2 to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated March 15, 2005.  Incorporated by reference to Exhibit 8.23 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.3.9
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.  Incorporated by reference to Exhibit 8.3.7 to Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-4 filed on April 29, 2011.

8.3.10
Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017. Incorporated by reference to Exhibit 8.3.10 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018.

8.3.11
2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.3.6 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.4
Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.  Incorporated by reference to Exhibit 8.22 to Post-Effective Amendment No. 11 to Registrant’s registration statement on Form N-4 filed April 27, 2005.

8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.  Incorporated by reference to Exhibit 8.5.1 to Post-Effective Amendment No. 13 to Registrant’s registration statement on Form N-4 filed on April 30, 2007.

8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.  Incorporated by reference to Exhibit 8.5.2 to Post-Effective Amendment No. 17 to Registrant’s registration statement on Form N-4 filed on April 29, 2010.

8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.   Incorporated by reference to Exhibit 8.4.3 to Post‑Effective Amendment No. 23 to Registrant’s registration statement on Form N‑4 filed on April 30, 2015.

8.5
Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.  Incorporated by reference to Exhibit 8.5 to Registrant’s Registration Statement on Post-Effective Amendment No. 27 to Form N-4 filed on April 27, 2018.

9*	Opinion and Consent of Counsel.
10*	Consent of Independent Registered Public Accounting Firm.
99*	Relationship chart.
*	Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The following are the executive officers and directors of American Fidelity Assurance Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gregory S. Allen 1515 London Road Charlottesville, Virginia 22901	Director
John M. Bendheim, Jr. 361 Canon Drive Beverly Hills, California 90210	Director
Ronald J. Byrne 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President
Lynda L. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
William M. Cameron 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Chairman of the Board, Chief Executive Officer, Director
John Cassil 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, Chief Financial Officer, Treasurer
William E. Durrett 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Chairman of the Board, Director
Charles R. Eitel 2209 Miramonte Court Naples, Florida 34105	Director
Theodore M. Elam 10th Floor, Two Leadership Square 211 North Robinson Oklahoma City, Oklahoma 73102	Director
Lynn Fritz 3909 Frei Road Sebastopol, CA 95472	Director
Christopher T. Kenney 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Senior Vice President, General Counsel, Secretary
Paula Marshall 2727 East 11th Street Tulsa, Oklahoma 74104	Director
Tom J. McDaniel 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Director
Stephen M. Prescott, M.D. 825 N.E. 13th St. Oklahoma City, OK 73104	Director
Jeanette Rice 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	President, Chief Operations Officer
Gary E. Tredway 9000 Cameron Parkway Oklahoma City, Oklahoma 73114	Executive Vice President

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
A relationship included as Exhibit 99.  The subsidiaries of American Fidelity Assurance Company reflected in the chart are included in the consolidated financial statements of American Fidelity Assurance Company in accordance with generally accepted accounting principles.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2019, there were 115 owners of non-qualified contracts offered by Separate Account B and 41,748 owners of qualified contracts offered by Separate Account B.
ITEM 28. INDEMNIFICATION
The Bylaws of American Fidelity Assurance Company (Article VIII, Section 3) provide, in part, that:
(a) American Fidelity Assurance Company shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of American Fidelity Assurance Company) by reason of the fact that he is or was a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorneys' fees), amounts paid in settlement (whether with or without court approval), judgments, fines actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was not unlawful.
(b) American Fidelity Assurance Company shall indemnify every person who is or was a party or is or was threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of American Fidelity Assurance Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of American Fidelity Assurance Company, or is or was serving at the request of American Fidelity Assurance Company as a director, officer, employee, or agent or in any other capacity of or in another corporation, or a partnership, joint venture, trust, or other enterprise, or by reason of any action alleged to have been taken or not taken by him while acting in such capacity, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such threatened, pending, or completed action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. The termination of any such threatened or actual action or suit by a settlement or by an adverse judgment or order shall not of itself create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of American Fidelity Assurance Company. Nevertheless, there shall be no indemnification with respect to expenses incurred in connection with any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to American Fidelity Assurance Company, unless, and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as such court shall deem proper.
(c) To the extent that a director, officer, employee, or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in Subsections (a) and (b) hereof, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with such defense.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
(a) American Fidelity Securities, Inc. is the principal underwriter for the Registrant, American Fidelity Separate Account A and American Fidelity Separate Account C.
(b) The following persons are the officers and directors of American Fidelity Securities, Inc.  The principal business address for each of the following officers and directors is 9000 Cameron Parkway, Oklahoma City, Oklahoma 73114.

Name and Principal Business Address	Positions and Offices with Underwriter
Timothy H. Bolden	Director, Vice President AML; Investment Company and Variable Contract Products Principal
Sal Cristofaro	Vice President, Chief Operations Officer; Investment Company and Variable Contract Products Principal
Rafael Garcia	Director; Investment Company and Variable Contract Products Principal
Cherie L. Horsfall	Assistant Vice President; Investment Company and Variable Contract Products Principal
Christopher T. Kenney	Chairman of the Board, Chief Executive Officer and President; Investment Company and Variable Contract Products Principal
Linda Overfield	Assistant Vice President AML, Privacy, Licensing; Investment Company and Variable Contract Products Principal
Jennifer Wheeler	Vice President, Chief Compliance Officer and Secretary; Investment Company and Variable Contract Products Principal
Shirley K. Williams	Assistant Vice President, Chief Financial Officer and Treasurer; and Financial and Operations Principal

(c) The commissions received by American Fidelity Securities, Inc. in connection with Separate Account B in 2018 were $1,150,037, representing the 0.10% Distribution Fee, withdrawal charges and policy maintenance charge to the Registrant.  It received no other compensation from or on behalf of the Registrant during the year.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
This information is included in the Registrant’s most recent report on Form N-CEN.
ITEM 31. MANAGEMENT SERVICES
Not Applicable.
ITEM 32. UNDERTAKINGS
(a) Registrant hereby undertakes to file a post‑effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.
REPRESENTATIONS
American Fidelity Assurance Company hereby represents that the fees and charges deducted under the policies described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Fidelity Assurance Company.
American Fidelity Assurance Company hereby represents that it is relying upon a No‑Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP‑6‑88) and that the following provisions have been complied with:
1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Oklahoma City and State of Oklahoma on April 16, 2019.

AMERICAN FIDELITY SEPARATE ACCOUNT B (Registrant) By: American Fidelity Assurance Company (Depositor)
By:	/s/ Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

AMERICAN FIDELITY ASSURANCE COMPANY (Depositor)
By:	/s/ Ronald J. Byrne
Ronald J. Byrne, Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set for as of April 16, 2019.  Each of the undersigned hereby appoints Ronald J. Byrne and Christopher T, Kenney, individually, as his/her true and lawful attorney-in-fact with full power to sign for him/her, in his/her name as officer or director, or both, of American Fidelity Assurance Company, a post-effective amendment to registration statement (and any and all amendments thereto, including additional post-effective amendments) on Form N-4 to be filed with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent, full power and authority to do and to perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

Signature
/s/ Gregory S. Allen
Gregory S. Allen, Director	Lynn Fritz, Director
/s/ John M. Bendheim	/s/ Paula Marshall
John M. Bendheim, Director	Paula Marshall, Director
/s/ Ronald J. Byrne	/s/ Tom J. McDaniel
Ronald J. Byrne, Senior Vice President	Tom J. McDaniel, Director
/s/ Lynda L. Cameron	/s/ Stephen M. Prescott
Lynda L. Cameron, Director	Stephen M. Prescott, Director
/s/ William M. Cameron	/s/ Jeanette Rice
William M. Cameron, Chairman of the Board and Chief Executive Officer	Jeanette Rice, President and Chief Operations Officer (Principal Executive Officer)
/s/ John Cassil
John Cassil, Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)
/s/ William E. Durrett
William E. Durrett, Senior Chairman of the Board and Director
/s/ Charles R. Eitel
Charles R. Eitel, Director
/s/ Theodore M. Elam
Theodore M. Elam, Director

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
1	Resolution adopted by the Board of American Fidelity Assurance Company authorizing the establishment of the Separate Account.	Incorporated by reference
3	Amended and Restated Principal Underwriter’s Agreement dated July 10, 2006 between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc.	Incorporated by reference
3.1
First Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2009.
Incorporated by reference
3.2
Second Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc., dated April 20, 2012.
Incorporated by reference
3.3
Third Amendment to Amended and Restated Principal Underwriter’s Agreement between American Fidelity Assurance Company, on behalf of the Registrant, and American Fidelity Securities, Inc. dated June 10, 2015.
Incorporated by reference
4.1	Flexible Premium Variable and Fixed Deferred Annuity.	Incorporated by reference
4.2	Loan Rider.	Incorporated by reference
4.3	403(b) Annuity Rider.	Incorporated by reference
4.4	Individual Retirement Annuity Rider.	Incorporated by reference
4.5	Flexible Premium Variable and Fixed Deferred Annuity (variable guaranteed minimum interest rate).	Incorporated by reference
4.6	403(b) Plan Loan Rider.	Incorporated by reference
4.7	403(b) Annuity Rider.	Incorporated by reference
5	Application Form.	Incorporated by reference
6.1	Articles of Incorporation of American Fidelity Assurance Company.	Incorporated by reference
6.2	Amended and Restated Bylaws of American Fidelity Assurance Company dated November 24, 1997.	Incorporated by reference
8.1
Fund Participation and Service Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series.
Incorporated by reference

EXHIBIT NUMBER	DESCRIPTION	METHOF OF FILING
8.1.1
Amendment No. 1 to Fund Participation and Service Agreement, dated November 14, 2017, by and between American Fidelity Assurance Company, on behalf of the Registrant, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.
Incorporated by reference
8.1.2	Rule 22c-2 Agreement dated September 12, 2014 between American Fidelity Assurance Company and American Funds Service Company.	Incorporated by reference
8.1.3
Business Agreement dated August 19, 2014 by and among American Fidelity Assurance Company, American Fidelity Securities, Inc., American Funds Distributors, Inc. and Capital Research and Management Company.
Incorporated by reference
8.2	Second Amended and Restated Fund Participation Agreement dated April 26, 2010, between American Fidelity Assurance Company, BlackRock Investments, LLC and BlackRock Variable Series Funds, Inc.	Incorporated by reference
8.2.1	Administrative Services Agreement dated May 1, 1999, between American Fidelity Assurance Company and Merrill Lynch Asset Management, L.P.	Incorporated by reference
8.2.2	Amendment to the Administrative Services Agreement between American Fidelity Assurance Company and Merrill Lynch Management, L.P. dated February 28, 2005.	Incorporated by reference
8.2.3	Second Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC effective May 1, 2007.	Incorporated by reference
8.2.4	Third Amendment to Administrative Services Agreement among American Fidelity Assurance Company, American Fidelity Securities, Inc. and BlackRock Advisors, LLC dated February 1, 2011.	Incorporated by reference
8.2.5	Shareholder Information Agreement (22c-2 Agreement) dated April 16, 2007 by and between BlackRock Distributors, Inc. and American Fidelity Assurance Company.	Incorporated by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
8.3
Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), as amended by Amendment thereto effective January 1, 1999.
Incorporated by reference
8.3.1
Amendment to Fund Participation Agreement dated May 13, 1997 between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated March 1, 2001.
Incorporated by reference
8.3.2
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) dated June 3, 2002.
Incorporated by reference
8.3.3
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investments Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a/ “The Dreyfus Life and Annuity Index Fund (d/b/a Dreyfus Stock Index Fund)”) dated November 1, 2010.
Incorporated by reference
8.3.4
Amendment No. 5 to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. and Dreyfus Stock Index Fund, Inc. (f/k/a “The Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund)”) dated April 15, 2011.
Incorporated by reference
8.3.5
Amendment to Fund Participation Agreement between American Fidelity Assurance Company and each of Dreyfus Variable Investment Fund, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc. (formerly known as “The Dreyfus Life and Annuity Index Fund, Inc. [d/b/a/ Dreyfus Stock Index Fund]”), and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly known as “The Dreyfus Socially Responsible Growth Fund, Inc.) dated July 1, 2017.
Incorporated by reference
8.3.6	Agreement dated May 13, 1997 between American Fidelity Assurance Company and The Dreyfus Corporation.	Incorporated by reference
8.3.7	Amendment to the Agreement between The Dreyfus Corporation and American Fidelity Assurance Company dated January 1, 1999.	Incorporated by reference

EXHIBIT NUMBER	DESCRIPTION	METHOD OF FILING
8.3.8	Amendment No. 2 to the Agreement between the Dreyfus Corporation and American Fidelity Assurance Company Dated March 15, 2005.	Incorporated by reference
8.3.9	Amendment to Agreement by and between the Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated November 1, 2010.	Incorporated by reference
8.3.10	Amendment to Agreement by and between The Dreyfus Corporation and each of American Fidelity Assurance Company and American Fidelity Securities, Inc. dated July 1, 2017.	Incorporated by reference
8.3.11	2006 Supplemental Agreement (22c-2 Agreement) dated October 1, 2006 by and between Dreyfus Service Corporation and American Fidelity Assurance Company.	Incorporated by reference
8.4	Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005.	Incorporated by reference
8.4.1
Amendment (22c-2 Agreement) to Participation Agreement dated July 12, 2006 by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company.
Incorporated by reference
8.4.2
Second Amendment to Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated April 13, 2010.
Incorporated by reference
8.4.3
Amendments dated January 2, 2014 to Schedules A and B of Participation Agreement among Vanguard® Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and American Fidelity Assurance Company dated March 30, 2005, as amended.
Incorporated by reference
8.5	Amended and Restated Investment Consultant Agreement between American Fidelity Assurance Company and InvesTrust Consulting, L.L.C. effective October 30, 2017.	Incorporated by reference
9	Opinion and Consent of Counsel.	Filed herewith
10	Consent of Independent Registered Public Accounting Firm.	Filed herewith
99	Relationship chart.	Filed herewith